AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 89.0%
Affiliated Mutual Funds — 31.1%
Domestic Equity — 12.0%
AST ClearBridge Dividend Growth Portfolio*	903,380	$32,268,749
AST Cohen & Steers Realty Portfolio*	378,391	7,405,111
AST Large-Cap Growth Portfolio*	9,122,608	819,027,714
AST Large-Cap Value Portfolio*	6,134,809	334,837,894
AST Small-Cap Growth Portfolio*	1,562,895	124,984,709
AST Small-Cap Value Portfolio*	2,968,518	122,481,052
		1,441,005,229
Fixed Income — 19.1%
AST High Yield Portfolio*	2,729,760	35,705,257
AST PGIM Fixed Income Central Portfolio*	198,824,224	2,254,666,698
		2,290,371,955
International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	387,837	3,944,298

Total Affiliated Mutual Funds (cost $3,146,014,120)(wa)		3,735,321,482
Common Stocks — 38.2%
Aerospace & Defense — 0.9%
Airbus SE (France)	23,480	3,436,447
Axon Enterprise, Inc.*	8,975	3,586,410
BAE Systems PLC (United Kingdom)	123,906	2,057,097
Boeing Co. (The)*	12,318	1,872,829
Curtiss-Wright Corp.	24,200	7,954,298
Dassault Aviation SA (France)	2,602	537,282
Elbit Systems Ltd. (Israel)	2,047	407,348
Embraer SA (Brazil), ADR*	9,634	340,755
General Dynamics Corp.	31,031	9,377,568
General Electric Co.	53,303	10,051,880
Howmet Aerospace, Inc.	98,387	9,863,297
Huntington Ingalls Industries, Inc.	355	93,855
Kongsberg Gruppen ASA (Norway)	23,495	2,294,978
L3Harris Technologies, Inc.	31,262	7,436,292
Leonardo SpA (Italy)	10,400	232,765
Lockheed Martin Corp.	19,160	11,200,170
MTU Aero Engines AG (Germany)	2,798	874,454
Northrop Grumman Corp.	14,278	7,539,783
Rheinmetall AG (Germany)	2,894	1,573,254
Rolls-Royce Holdings PLC (United Kingdom)*	863,870	6,114,033
RTX Corp.	73,108	8,857,765
Safran SA (France)	34,611	8,144,764
Singapore Technologies Engineering Ltd. (Singapore)	186,900	675,035
Textron, Inc.(a)	1,676	148,460
Thales SA (France)	5,442	864,904
TransDigm Group, Inc.	521	743,535
		106,279,258
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	11,058	1,220,471
Deutsche Post AG (Germany)	33,641	1,500,614
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Expeditors International of Washington, Inc.	1,379	$181,201
FedEx Corp.	33,617	9,200,301
Sankyu, Inc. (Japan)	17,900	604,532
United Parcel Service, Inc. (Class B Stock)	37,316	5,087,663
		17,794,782
Automobile Components — 0.1%
Aisin Corp. (Japan)	121,500	1,350,061
Aptiv PLC*	13,749	990,066
BorgWarner, Inc.	26,105	947,350
Cie Generale des Etablissements Michelin SCA (France)	130,825	5,313,234
Sumitomo Electric Industries Ltd. (Japan)	49,700	807,013
		9,407,724
Automobiles — 0.7%
BYD Co. Ltd. (China) (Class H Stock)	13,500	481,653
Ferrari NV (Italy)	20,089	9,413,732
Ford Motor Co.	641,197	6,771,040
General Motors Co.	258,812	11,605,130
Honda Motor Co. Ltd. (Japan)	57,500	613,890
Isuzu Motors Ltd. (Japan)	19,800	269,976
Kia Corp. (South Korea)	4,326	329,407
Mahindra & Mahindra Ltd. (India)	44,243	1,632,942
Maruti Suzuki India Ltd. (India)	5,617	886,920
Mazda Motor Corp. (Japan)	135,700	1,036,821
Mercedes-Benz Group AG (Germany)	29,144	1,888,507
Subaru Corp. (Japan)	116,700	2,064,556
Suzuki Motor Corp. (Japan)	133,900	1,507,699
Tesla, Inc.*	126,628	33,129,684
Toyota Motor Corp. (Japan)	541,800	9,738,320
TVS Motor Co. Ltd. (India)	13,794	467,394
Volvo Car AB (Sweden) (Class B Stock)*(a)	270,104	743,594
		82,581,265
Banks — 2.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	146,241	2,642,845
AIB Group PLC (Ireland)	268,204	1,536,357
ANZ Group Holdings Ltd. (Australia)	157,216	3,304,040
Banca Monte dei Paschi di Siena SpA (Italy)	74,338	429,627
Banco Bilbao Vizcaya Argentaria SA (Spain)	305,779	3,303,108
Banco BPM SpA (Italy)	76,732	518,436
Banco Santander SA (Spain)	887,082	4,545,290
Bank Central Asia Tbk PT (Indonesia)	979,813	668,201
Bank Hapoalim BM (Israel)	73,509	736,788
Bank Leumi Le-Israel BM (Israel)	149,144	1,460,558
Bank of America Corp.	617,997	24,522,121
Barclays PLC (United Kingdom)	1,308,837	3,932,509
BNP Paribas SA (France)	85,892	5,894,056
BOC Hong Kong Holdings Ltd. (China)	157,000	497,416
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
CaixaBank SA (Spain)	356,940	$2,130,199
China Construction Bank Corp. (China) (Class H Stock)	1,614,000	1,203,560
Citigroup, Inc.	24,139	1,511,101
Citizens Financial Group, Inc.	113,393	4,657,051
Commonwealth Bank of Australia (Australia)	80,680	7,525,494
Credicorp Ltd. (Peru)	5,646	1,021,757
Credit Agricole SA (France)	122,594	1,874,816
Danske Bank A/S (Denmark)	51,378	1,545,385
DBS Group Holdings Ltd. (Singapore)	189,670	5,616,947
DNB Bank ASA (Norway)	25,831	529,718
East West Bancorp, Inc.	12,895	1,066,932
Emirates NBD Bank PJSC (United Arab Emirates)	71,395	394,643
Erste Group Bank AG (Austria)	53,441	2,928,487
Fifth Third Bancorp	6,374	273,062
HSBC Holdings PLC (United Kingdom)	937,980	8,414,641
Huntington Bancshares, Inc.	13,570	199,479
ING Groep NV (Netherlands)	198,202	3,595,983
Intesa Sanpaolo SpA (Italy)	994,492	4,257,122
JPMorgan Chase & Co.	201,143	42,413,013
KB Financial Group, Inc. (South Korea)	16,990	1,048,322
KeyCorp	44,715	748,976
Lloyds Banking Group PLC (United Kingdom)	1,860,602	1,462,977
M&T Bank Corp.	1,512	269,317
Mitsubishi UFJ Financial Group, Inc. (Japan)	433,200	4,448,358
Mizrahi Tefahot Bank Ltd. (Israel)	18,850	736,708
Mizuho Financial Group, Inc. (Japan)	78,800	1,628,862
National Australia Bank Ltd. (Australia)	136,223	3,526,856
National Bank of Greece SA (Greece)	103,420	884,094
NatWest Group PLC (United Kingdom)	833,677	3,859,388
Nordea Bank Abp (Finland)	207,011	2,443,815
NU Holdings Ltd. (Brazil) (Class A Stock)*	249,265	3,402,467
Oversea-Chinese Banking Corp. Ltd. (Singapore)	166,400	1,947,875
PNC Financial Services Group, Inc. (The)	91,608	16,933,739
Popular, Inc. (Puerto Rico)	18,100	1,814,887
Regions Financial Corp.(a)	8,621	201,128
Sberbank of Russia PJSC (Russia)^	192,384	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	74,679	1,143,204
Standard Chartered PLC (United Kingdom)	178,674	1,895,012
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,700	2,621,685
Swedbank AB (Sweden) (Class A Stock)	41,799	887,212
Toronto-Dominion Bank (The) (Canada)	8,034	508,017
Truist Financial Corp.	364,252	15,579,058
U.S. Bancorp	176,363	8,065,080
UniCredit SpA (Italy)	147,278	6,465,744
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
United Overseas Bank Ltd. (Singapore)	11,200	$279,574
Wells Fargo & Co.	487,426	27,534,695
Westpac Banking Corp. (Australia)	183,449	4,008,822
Zions Bancorp NA	12,800	604,416
		260,101,030
Beverages — 0.5%
Ambev SA (Brazil)	418,700	1,009,147
Anheuser-Busch InBev SA/NV (Belgium)	18,172	1,204,208
Asahi Group Holdings Ltd. (Japan)	64,500	845,399
Boston Beer Co., Inc. (The) (Class A Stock)*	2,200	636,108
Brown-Forman Corp. (Class B Stock)(a)	1,682	82,755
Carlsberg A/S (Denmark) (Class B Stock)	9,918	1,181,002
Coca-Cola Co. (The)	220,611	15,853,107
Coca-Cola Europacific Partners PLC (United Kingdom)	11,000	866,250
Coca-Cola HBC AG (Italy)*	32,745	1,167,433
Constellation Brands, Inc. (Class A Stock)	1,493	384,731
Diageo PLC (United Kingdom)	71,230	2,488,057
Keurig Dr. Pepper, Inc.	205,529	7,703,227
Kirin Holdings Co. Ltd. (Japan)	82,300	1,254,241
Molson Coors Beverage Co. (Class B Stock)(a)	1,753	100,833
Monster Beverage Corp.*	6,681	348,548
PepsiCo, Inc.	110,898	18,858,205
Pernod Ricard SA (France)	5,669	857,677
Suntory Beverage & Food Ltd. (Japan)	8,400	316,293
Varun Beverages Ltd. (India)	189,323	1,369,747
		56,526,968
Biotechnology — 0.7%
AbbVie, Inc.	206,760	40,830,965
Alnylam Pharmaceuticals, Inc.*	16,900	4,648,007
Amgen, Inc.	36,153	11,648,858
Biogen, Inc.*	29,420	5,702,773
CSL Ltd.	21,062	4,160,452
Genmab A/S (Denmark)*	4,502	1,091,437
Gilead Sciences, Inc.	18,896	1,584,240
Hugel, Inc. (South Korea)*	2,137	390,383
Incyte Corp.*	1,468	97,035
Moderna, Inc.*	3,070	205,168
Natera, Inc.*	7,100	901,345
Neurocrine Biosciences, Inc.*	24,000	2,765,280
Regeneron Pharmaceuticals, Inc.*	6,843	7,193,635
United Therapeutics Corp.*	3,000	1,075,050
Vertex Pharmaceuticals, Inc.*	9,112	4,237,809
		86,532,437
Broadline Retail — 1.1%
Amazon.com, Inc.*	596,367	111,121,063
Dollarama, Inc. (Canada)	18,631	1,908,491
eBay, Inc.	40,827	2,658,246

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Broadline Retail (cont’d.)
MercadoLibre, Inc. (Brazil)*	3,766	$7,727,681
Next PLC (United Kingdom)	26,474	3,468,001
PDD Holdings, Inc. (China), ADR*	7,629	1,028,466
Prosus NV (China)*	63,690	2,779,711
Rakuten Group, Inc. (Japan)*	295,000	1,903,461
Vipshop Holdings Ltd. (China), ADR	16,645	261,826
Wesfarmers Ltd. (Australia)	33,792	1,640,970
		134,497,916
Building Products — 0.3%
A.O. Smith Corp.	1,120	100,610
AGC, Inc. (Japan)	37,000	1,200,657
Allegion PLC	827	120,527
Armstrong World Industries, Inc.	18,100	2,378,883
Assa Abloy AB (Sweden) (Class B Stock)	21,986	740,706
AZEK Co., Inc. (The)*	38,323	1,793,516
Builders FirstSource, Inc.*(a)	968	187,657
Carlisle Cos., Inc.	4,800	2,158,800
Carrier Global Corp.(a)	42,504	3,421,147
Cie de Saint-Gobain SA (France)	60,913	5,555,419
Daikin Industries Ltd. (Japan)	5,600	786,022
Geberit AG (Switzerland)	1,761	1,149,592
Johnson Controls International PLC	35,037	2,719,222
Masco Corp.(a)	2,009	168,635
Owens Corning	26,000	4,589,520
ROCKWOOL A/S (Denmark) (Class B Stock)	2,963	1,390,998
Trane Technologies PLC	14,265	5,545,233
		34,007,144
Capital Markets — 1.2%
3i Group PLC (United Kingdom)	67,301	2,981,333
Ameriprise Financial, Inc.	9,619	4,519,102
Amundi SA (France), 144A	15,276	1,141,834
Ares Management Corp. (Class A Stock)	15,210	2,370,326
Bank of New York Mellon Corp. (The)	118,155	8,490,618
BlackRock, Inc.	12,174	11,559,335
Blackstone, Inc.(a)	37,007	5,666,882
Brookfield Corp. (Canada)	34,070	1,809,492
Cboe Global Markets, Inc.	1,006	206,099
Charles Schwab Corp. (The)	81,443	5,278,321
CME Group, Inc.	9,653	2,129,934
Deutsche Bank AG (Germany)	172,458	2,985,538
Deutsche Boerse AG (Germany)	9,513	2,233,355
Euronext NV (Netherlands), 144A	23,663	2,568,550
FactSet Research Systems, Inc.	355	163,247
Franklin Resources, Inc.(a)	2,844	57,307
Goldman Sachs Group, Inc. (The)	37,868	18,748,826
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	20,300	829,262
IG Group Holdings PLC (United Kingdom)	39,453	485,305
Intercontinental Exchange, Inc.	15,123	2,429,359
Invesco Ltd.	4,235	74,367
Janus Henderson Group PLC	122,400	4,659,768
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
KKR & Co., Inc.	5,900	$770,422
London Stock Exchange Group PLC (United Kingdom)	5,730	784,500
Macquarie Group Ltd. (Australia)	13,947	2,231,683
MarketAxess Holdings, Inc.	374	95,819
Moody’s Corp.	6,003	2,848,964
Morgan Stanley	140,948	14,692,420
MSCI, Inc.	12,736	7,424,196
Nasdaq, Inc.	53,351	3,895,157
Nomura Holdings, Inc. (Japan)	324,300	1,692,517
Northern Trust Corp.(a)	1,931	173,848
Pinnacle Investment Management Group Ltd. (Australia)	30,736	381,752
Raymond James Financial, Inc.(a)	44,698	5,473,717
S&P Global, Inc.	24,863	12,844,723
Singapore Exchange Ltd. (Singapore)	137,200	1,215,694
State Street Corp.	2,825	249,928
T. Rowe Price Group, Inc.	2,119	230,823
Tradeweb Markets, Inc. (Class A Stock)	13,800	1,706,646
UBS Group AG (Switzerland)	235,962	7,301,620
XP, Inc. (Brazil) (Class A Stock)	33,348	598,263
		146,000,852
Chemicals — 0.6%
Air Liquide SA (France)	17,113	3,304,695
Air Products & Chemicals, Inc.	16,462	4,901,396
Akzo Nobel NV (Netherlands)	6,625	467,998
Albemarle Corp.(a)	1,058	100,203
Asahi Kasei Corp. (Japan)	220,700	1,673,213
BASF SE (Germany)	17,396	922,038
Celanese Corp.(a)	971	132,017
CF Industries Holdings, Inc.	1,814	155,641
Corteva, Inc.	6,530	383,899
Dow, Inc.	9,206	502,924
DSM-Firmenich AG (Switzerland)	8,221	1,134,558
DuPont de Nemours, Inc.	21,329	1,900,627
Eastman Chemical Co.	1,058	118,443
Ecolab, Inc.	6,813	1,739,563
Evonik Industries AG (Germany)	37,803	884,945
FMC Corp.	1,165	76,820
Givaudan SA (Switzerland)	508	2,787,166
International Flavors & Fragrances, Inc.	27,249	2,859,238
Linde PLC	29,478	14,056,879
LyondellBasell Industries NV (Class A Stock)	45,149	4,329,789
Mitsubishi Chemical Group Corp. (Japan)	219,000	1,408,702
Mitsui Chemicals, Inc. (Japan)	13,200	352,599
Mosaic Co. (The)	3,086	82,643
Nippon Paint Holdings Co. Ltd. (Japan)	101,300	771,494
Nippon Sanso Holdings Corp. (Japan)	9,800	359,689
Nitto Denko Corp. (Japan)	51,000	858,242
Nutrien Ltd. (Canada)(a)	23,012	1,105,808
Orica Ltd. (Australia)	88,794	1,134,250
PPG Industries, Inc.	52,332	6,931,897
Sherwin-Williams Co. (The)	25,371	9,683,350
Shin-Etsu Chemical Co. Ltd. (Japan)	55,600	2,323,546

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Sika AG (Switzerland)	3,608	$1,195,928
Solvay SA (Belgium)	20,408	799,488
Symrise AG (Germany)	5,742	794,633
		70,234,321
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	262,529	3,445,899
Cintas Corp.	3,208	660,463
Copart, Inc.*	54,027	2,831,015
Pluxee NV (Brazil)*	25,720	541,755
Republic Services, Inc.	11,524	2,314,480
Rollins, Inc.	14,484	732,601
Serco Group PLC (United Kingdom)	256,148	611,685
Veralto Corp.	57,589	6,441,905
Waste Management, Inc.	3,390	703,764
		18,283,567
Communications Equipment — 0.3%
Arista Networks, Inc.*	31,252	11,995,143
Cisco Systems, Inc.	308,584	16,422,840
F5, Inc.*	579	127,496
Juniper Networks, Inc.	2,970	115,771
Motorola Solutions, Inc.	1,540	692,430
Nokia OYJ (Finland)	396,527	1,731,305
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	42,541	321,459
		31,406,444
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	32,756	1,511,923
Comfort Systems USA, Inc.	8,692	3,392,922
Eiffage SA (France)	17,016	1,643,162
Ferrovial SE	18,619	800,190
Maire SpA (Italy)	41,180	340,477
MasTec, Inc.*	29,400	3,619,140
Quanta Services, Inc.	1,316	392,365
Skanska AB (Sweden) (Class B Stock)	11,830	246,600
Vinci SA (France)	38,831	4,539,212
		16,485,991
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	113,000	329,502
Cemex SAB de CV (Mexico), UTS	630,688	385,972
CRH PLC	85,600	7,938,544
Heidelberg Materials AG (Germany)	27,046	2,946,388
Holcim AG*	35,976	3,523,233
James Hardie Industries PLC, CDI*	35,321	1,403,573
Martin Marietta Materials, Inc.	572	307,879
Vulcan Materials Co.	22,619	5,664,476
		22,499,567
Consumer Finance — 0.2%
Ally Financial, Inc.	20,537	730,912
American Express Co.	58,837	15,956,594
Capital One Financial Corp.	13,170	1,971,944
	Shares	Value

Common Stocks (continued)
Consumer Finance (cont’d.)
Discover Financial Services	2,293	$321,685
Synchrony Financial	102,052	5,090,354
		24,071,489
Consumer Staples Distribution & Retail — 0.7%
BJ’s Wholesale Club Holdings, Inc.*	9,049	746,362
Carrefour SA (France)	91,731	1,564,147
Coles Group Ltd. (Australia)	125,367	1,562,889
Costco Wholesale Corp.	20,183	17,892,633
Dollar General Corp.	2,029	171,593
Dollar Tree, Inc.*	60,341	4,243,179
Endeavour Group Ltd. (Australia)	111,744	386,426
J Sainsbury PLC (United Kingdom)	69,780	276,144
Kesko OYJ (Finland) (Class B Stock)	19,886	424,259
Koninklijke Ahold Delhaize NV (Netherlands)	85,711	2,962,906
Kroger Co. (The)	6,140	351,822
Loblaw Cos. Ltd. (Canada)	6,287	837,120
Seven & i Holdings Co. Ltd. (Japan)	11,400	171,657
Sugi Holdings Co. Ltd. (Japan)	26,800	494,933
Sysco Corp.(a)	4,607	359,622
Target Corp.	60,953	9,500,135
Tesco PLC (United Kingdom)	1,139,242	5,469,854
US Foods Holding Corp.*	68,600	4,218,900
Walgreens Boots Alliance, Inc.(a)	82,663	740,660
Wal-Mart de Mexico SAB de CV (Mexico)	126,886	382,849
Walmart, Inc.	312,987	25,273,700
Woolworths Group Ltd. (Australia)	41,667	957,477
		78,989,267
Containers & Packaging — 0.1%
Amcor PLC(a)	13,551	153,533
Avery Dennison Corp.	13,418	2,962,158
Ball Corp.	2,998	203,594
Crown Holdings, Inc.	41,961	4,023,221
International Paper Co.(a)	3,273	159,886
Packaging Corp. of America	854	183,951
Sealed Air Corp.	18,700	678,810
Smurfit WestRock PLC	4,703	232,422
Transcontinental, Inc. (Canada) (Class A Stock)	31,624	420,188
		9,017,763
Distributors — 0.0%
Genuine Parts Co.(a)	1,281	178,930
LKQ Corp.	2,455	98,004
Pool Corp.(a)	402	151,473
		428,407
Diversified Consumer Services — 0.0%
Duolingo, Inc.*(a)	4,900	1,381,898
Service Corp. International(a)	4,613	364,104
		1,746,002
Diversified REITs — 0.0%
Covivio SA (France)	4,680	284,807

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified REITs (cont’d.)
GPT Group (The) (Australia)	383,009	$1,313,269
KDX Realty Investment Corp. (Japan)	1,395	1,469,876
		3,067,952
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	652,639	14,358,058
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	146,235	168,297
Cellnex Telecom SA (Spain), 144A	8,540	346,236
Deutsche Telekom AG (Germany)	192,114	5,642,245
Elisa OYJ (Finland)	13,686	725,556
Hellenic Telecommunications Organization SA (Greece)	39,352	679,040
Koninklijke KPN NV (Netherlands)	582,849	2,380,522
Nippon Telegraph & Telephone Corp. (Japan)	1,423,900	1,459,761
Orange SA (France)	137,117	1,570,388
Proximus SADP (Belgium)	124,400	969,280
Singapore Telecommunications Ltd. (Singapore)	175,200	440,525
Swisscom AG (Switzerland)	736	480,983
Telkom Indonesia Persero Tbk PT (Indonesia)	3,791,000	750,671
Telstra Group Ltd. (Australia)	593,122	1,587,509
Verizon Communications, Inc.	289,193	12,987,658
		44,546,729
Electric Utilities — 0.7%
Alliant Energy Corp.(a)	2,413	146,445
American Electric Power Co., Inc.	4,942	507,049
Chubu Electric Power Co., Inc. (Japan)	101,900	1,197,545
CLP Holdings Ltd. (Hong Kong)	114,500	1,001,006
Constellation Energy Corp.	43,456	11,299,429
Duke Energy Corp.	20,820	2,400,546
Edison International	3,623	315,527
EDP SA (Portugal)	47,676	217,441
Enel SpA (Italy)	673,886	5,382,869
Entergy Corp.	2,022	266,116
Evergy, Inc.	15,925	987,509
Eversource Energy	12,247	833,408
Exelon Corp.	51,965	2,107,181
FirstEnergy Corp.	4,820	213,767
Fortum OYJ (Finland)(a)	70,020	1,152,200
Iberdrola SA (Spain)	586,501	9,066,804
Kansai Electric Power Co., Inc. (The) (Japan)	121,000	2,005,317
NextEra Energy, Inc.	127,034	10,738,184
NRG Energy, Inc.	78,563	7,157,089
PG&E Corp.	399,539	7,898,886
Pinnacle West Capital Corp.(a)	1,087	96,297
PPL Corp.	6,878	227,524
Southern Co. (The)	40,257	3,630,376
SSE PLC (United Kingdom)	80,983	2,041,129
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	318,100	1,410,795
Verbund AG (Austria)	2,301	190,380
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	138,428	$9,039,349
		81,530,168
Electrical Equipment — 0.5%
ABB India Ltd. (India)	3,607	346,658
ABB Ltd. (Switzerland)	108,783	6,311,115
AMETEK, Inc.	7,345	1,261,210
Eaton Corp. PLC	63,770	21,135,929
Emerson Electric Co.(a)	5,348	584,911
Fuji Electric Co. Ltd. (Japan)	6,900	418,093
GE Vernova, Inc.*	3,771	961,530
Generac Holdings, Inc.*	624	99,141
Hubbell, Inc.	494	211,605
Legrand SA (France)	25,523	2,940,399
Mitsubishi Electric Corp. (Japan)	158,400	2,569,398
Nidec Corp. (Japan)	59,400	1,250,554
nVent Electric PLC	24,000	1,686,240
Prysmian SpA (Italy)	21,592	1,571,002
Rockwell Automation, Inc.	1,087	291,816
Schneider Electric SE	44,891	11,833,623
Siemens Energy AG (Germany)*	52,278	1,930,098
Vertiv Holdings Co. (Class A Stock)	79,800	7,939,302
		63,342,624
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	82,998	5,408,150
CDW Corp.	1,254	283,780
Coherent Corp.*	7,915	703,723
Corning, Inc.	50,717	2,289,873
Halma PLC (United Kingdom)	38,910	1,360,507
Hon Hai Precision Industry Co. Ltd. (Taiwan)	571,255	3,363,471
Ibiden Co. Ltd. (Japan)	18,900	584,141
Jabil, Inc.	959	114,917
Keyence Corp. (Japan)	16,588	7,950,001
Keysight Technologies, Inc.*	1,636	260,009
Murata Manufacturing Co. Ltd. (Japan)	107,600	2,129,267
Omron Corp. (Japan)	12,400	566,924
TD SYNNEX Corp.	34,200	4,106,736
TDK Corp. (Japan)	104,500	1,334,918
TE Connectivity PLC (Ireland)	2,882	435,153
Teledyne Technologies, Inc.*	482	210,952
Trimble, Inc.*	2,303	142,993
Yokogawa Electric Corp. (Japan)	51,800	1,327,368
Zebra Technologies Corp. (Class A Stock)*	482	178,494
		32,751,377
Energy Equipment & Services — 0.1%
Baker Hughes Co.	211,855	7,658,558
Halliburton Co.	8,300	241,115
Schlumberger NV	110,934	4,653,681
TechnipFMC PLC (United Kingdom)	60,713	1,592,502
Weatherford International PLC	13,090	1,111,603
		15,257,459

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment — 0.4%
Capcom Co. Ltd. (Japan)	36,400	$848,999
CTS Eventim AG & Co. KGaA (Germany)	11,218	1,168,082
Electronic Arts, Inc.	9,250	1,326,820
Konami Group Corp. (Japan)	11,600	1,182,950
Live Nation Entertainment, Inc.*	1,362	149,125
Madison Square Garden Sports Corp.*	3,200	666,432
NetEase, Inc. (China), ADR(a)	10,454	977,554
Netflix, Inc.*	37,753	26,777,070
Nexon Co. Ltd. (Japan)	90,400	1,796,420
Nintendo Co. Ltd. (Japan)	38,100	2,036,498
Sea Ltd. (Singapore), ADR*	36,000	3,394,080
Take-Two Interactive Software, Inc.*	1,487	228,567
Tencent Music Entertainment Group (China), ADR	104,381	1,257,791
Walt Disney Co. (The)	94,685	9,107,750
Warner Bros Discovery, Inc.*	255,043	2,104,105
		53,022,243
Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	1,795	2,810,288
Apollo Global Management, Inc.	13,390	1,672,545
Berkshire Hathaway, Inc. (Class B Stock)*	79,285	36,491,714
Block, Inc.*	36,583	2,455,817
Corpay, Inc.*	5,605	1,753,020
Euronet Worldwide, Inc.*	10,000	992,300
EXOR NV (Netherlands)	16,211	1,737,884
Fidelity National Information Services, Inc.	93,225	7,807,594
Fiserv, Inc.*	5,223	938,312
Global Payments, Inc.	7,675	786,073
Groupe Bruxelles Lambert NV (Belgium)	13,377	1,042,393
Industrivarden AB (Sweden) (Class A Stock)	8,008	296,163
Industrivarden AB (Sweden) (Class C Stock)	16,718	615,615
Investor AB (Sweden) (Class B Stock)	120,692	3,719,271
Jack Henry & Associates, Inc.(a)	731	129,051
Mastercard, Inc. (Class A Stock)	65,344	32,266,867
ORIX Corp. (Japan)	21,700	507,755
PayPal Holdings, Inc.*	128,896	10,057,755
Shift4 Payments, Inc. (Class A Stock)*	8,068	714,825
Visa, Inc. (Class A Stock)	65,493	18,007,300
		124,802,542
Food Products — 0.4%
Archer-Daniels-Midland Co.	89,436	5,342,907
Associated British Foods PLC (United Kingdom)	49,661	1,552,039
AVI Ltd. (South Africa)	79,998	508,208
Bunge Global SA(a)	1,312	126,792
Campbell Soup Co.(a)	1,795	87,811
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	23	296,698
Conagra Brands, Inc.	147,103	4,783,790
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Danone SA (France)	20,520	$1,494,667
Freshpet, Inc.*(a)	9,795	1,339,662
General Mills, Inc.(a)	5,293	390,888
Gruma SAB de CV (Mexico) (Class B Stock)	32,026	593,449
Hershey Co. (The)(a)	16,056	3,079,220
Hormel Foods Corp.	21,695	687,731
Ingredion, Inc.	8,200	1,126,926
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	129,700	533,823
J.M. Smucker Co. (The)(a)	953	115,408
Kellanova	30,029	2,423,641
Kraft Heinz Co. (The)	7,494	263,114
Lamb Weston Holdings, Inc.(a)	4,036	261,291
McCormick & Co., Inc.	2,313	190,360
Mondelez International, Inc. (Class A Stock)	108,780	8,013,823
Nestle SA	157,598	15,837,407
Orkla ASA (Norway)	37,334	352,113
Tyson Foods, Inc. (Class A Stock)(a)	2,723	162,182
WH Group Ltd. (Hong Kong), 144A	3,380,000	2,662,086
Wilmar International Ltd. (China)	495,000	1,283,839
		53,509,875
Gas Utilities — 0.0%
APA Group (Australia), UTS	74,664	399,582
Atmos Energy Corp.	1,416	196,413
Osaka Gas Co. Ltd. (Japan)	54,600	1,231,345
Snam SpA (Italy)	135,894	692,210
Tokyo Gas Co. Ltd. (Japan)	25,900	603,292
		3,122,842
Ground Transportation — 0.4%
Canadian National Railway Co. (Canada)	11,502	1,347,459
CSX Corp.	411,220	14,199,427
Hankyu Hanshin Holdings, Inc. (Japan)	39,000	1,204,772
J.B. Hunt Transport Services, Inc.	756	130,281
Norfolk Southern Corp.	24,211	6,016,433
Old Dominion Freight Line, Inc.(a)	1,654	328,551
Ryder System, Inc.	4,200	612,360
TFI International, Inc. (Canada)(a)	2,350	321,692
Tokyu Corp. (Japan)	74,600	966,064
Uber Technologies, Inc.*	156,271	11,745,328
Union Pacific Corp.	57,692	14,219,924
West Japan Railway Co. (Japan)	90,944	1,727,152
		52,819,443
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	156,537	17,846,783
Alcon, Inc.	15,203	1,521,520
Align Technology, Inc.*(a)	680	172,938
Baxter International, Inc.	4,726	179,446
Becton, Dickinson & Co.	45,170	10,890,487
Boston Scientific Corp.*	146,766	12,298,991
Cochlear Ltd. (Australia)	1,507	293,263

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ConvaTec Group PLC (United Kingdom), 144A	254,367	$772,565
Cooper Cos., Inc. (The)*	1,828	201,702
Demant A/S (Denmark)*	33,826	1,316,888
Dexcom, Inc.*	3,578	239,869
Edwards Lifesciences Corp.*	5,496	362,681
EssilorLuxottica SA (France)	6,296	1,491,676
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	96,184	2,132,028
GE HealthCare Technologies, Inc.	30,842	2,894,522
Getinge AB (Sweden) (Class B Stock)	25,406	546,780
Hologic, Inc.*	2,233	181,900
Hoya Corp. (Japan)	26,600	3,684,195
IDEXX Laboratories, Inc.*	772	390,030
Insulet Corp.*	675	157,106
Intuitive Surgical, Inc.*	11,048	5,427,551
Koninklijke Philips NV (Netherlands)*	49,260	1,615,020
Medtronic PLC	182,839	16,460,995
Olympus Corp. (Japan)	42,000	798,391
ResMed, Inc.(a)	1,362	332,492
Solventum Corp.*(a)	1,267	88,335
Sonova Holding AG (Switzerland)	522	188,022
STERIS PLC	934	226,532
Stryker Corp.(a)	15,773	5,698,154
Teleflex, Inc.	482	119,208
Terumo Corp. (Japan)	68,000	1,288,225
Zimmer Biomet Holdings, Inc.(a)	27,141	2,929,871
		92,748,166
Health Care Providers & Services — 0.8%
Apollo Hospitals Enterprise Ltd. (India)	15,751	1,353,709
Cardinal Health, Inc.	27,193	3,005,370
Cencora, Inc.	6,661	1,499,258
Centene Corp.*	142,191	10,704,138
Cigna Group (The)	47,170	16,341,575
CVS Health Corp.	32,242	2,027,377
DaVita, Inc.*	499	81,801
Elevance Health, Inc.	19,245	10,007,400
Fresenius Medical Care AG (Germany)	45,744	1,943,741
Fresenius SE & Co. KGaA (Germany)*	23,529	897,648
HCA Healthcare, Inc.	1,686	685,241
Henry Schein, Inc.*	1,245	90,761
Humana, Inc.	1,134	359,183
Labcorp Holdings, Inc.(a)	5,083	1,135,949
McKesson Corp.	3,985	1,970,264
Molina Healthcare, Inc.*	553	190,542
Quest Diagnostics, Inc.	32,868	5,102,757
Sonic Healthcare Ltd. (Australia)	15,419	290,011
Tenet Healthcare Corp.*	5,000	831,000
UnitedHealth Group, Inc.	59,890	35,016,485
Universal Health Services, Inc. (Class B Stock)	579	132,597
		93,666,807
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	20,882	2,479,737
Healthpeak Properties, Inc.	51,654	1,181,327
	Shares	Value

Common Stocks (continued)
Health Care REITs (cont’d.)
Ventas, Inc.(a)	124,137	$7,960,906
Welltower, Inc.(a)	5,150	659,355
		12,281,325
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	8,466	1,042,034
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	6,615	116,424
Park Hotels & Resorts, Inc.	232,000	3,271,200
		3,387,624
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	12,401	539,071
Airbnb, Inc. (Class A Stock)*	24,712	3,133,729
Amadeus IT Group SA (Spain)	12,871	932,150
Aristocrat Leisure Ltd. (Australia)	87,276	3,523,726
Booking Holdings, Inc.	314	1,322,606
Caesars Entertainment, Inc.*	2,047	85,442
Carnival Corp.*	127,235	2,351,303
Cava Group, Inc.*	8,100	1,003,185
Chipotle Mexican Grill, Inc.*	215,401	12,411,406
Compass Group PLC (United Kingdom)	181,153	5,807,707
Darden Restaurants, Inc.	32,703	5,367,543
Domino’s Pizza, Inc.(a)	2,574	1,107,180
Evolution AB (Sweden), 144A	2,829	278,241
Expedia Group, Inc.*	1,181	174,812
Galaxy Entertainment Group Ltd. (Macau)	112,000	553,077
Genting Singapore Ltd. (Singapore)	274,400	185,999
Hilton Worldwide Holdings, Inc.	29,475	6,793,987
Indian Hotels Co. Ltd. (The) (India)	43,806	358,000
InterContinental Hotels Group PLC (United Kingdom)	4,999	544,392
J D Wetherspoon PLC (United Kingdom)*	39,458	391,732
La Francaise des Jeux SAEM (France), 144A	42,724	1,758,073
Las Vegas Sands Corp.	3,437	173,019
MakeMyTrip Ltd. (India)*(a)	13,663	1,269,976
Marriott International, Inc. (Class A Stock)	19,285	4,794,251
McDonald’s Corp.	47,429	14,442,605
Meituan (China) (Class B Stock), 144A*	58,642	1,245,286
MGM Resorts International*(a)	56,566	2,211,165
Norwegian Cruise Line Holdings Ltd.*(a)	3,969	81,404
Royal Caribbean Cruises Ltd.	22,055	3,911,675
Sodexo SA (France)	28,266	2,317,345
Starbucks Corp.	10,590	1,032,419
Texas Roadhouse, Inc.	36,318	6,413,759
Travel + Leisure Co.	52,200	2,405,376
Trip.com Group Ltd. (China), ADR*	23,782	1,413,364
Whitbread PLC (United Kingdom)	25,486	1,069,866
Wynn Resorts Ltd.	916	87,826
Yum! Brands, Inc.	12,740	1,779,905

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Zensho Holdings Co. Ltd. (Japan)	22,800	$1,263,256
Zomato Ltd. (India)*	660,441	2,149,651
		96,685,509
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	23,157	1,464,713
D.R. Horton, Inc.	2,747	524,045
Garmin Ltd.(a)	14,814	2,607,709
Lennar Corp. (Class A Stock)	35,443	6,644,854
Midea Group Co. Ltd. (China) (Class A Stock)	33,600	362,536
Mohawk Industries, Inc.*	507	81,465
NVR, Inc.*	34	333,601
Panasonic Holdings Corp. (Japan)	54,000	474,377
Persimmon PLC (United Kingdom)	16,874	371,327
PulteGroup, Inc.	1,939	278,305
SEB SA (France)	5,225	596,411
Sekisui Chemical Co. Ltd. (Japan)	30,200	472,199
Sekisui House Ltd. (Japan)	43,200	1,199,478
Sony Group Corp. (Japan)	294,500	5,721,427
Toll Brothers, Inc.(a)	18,843	2,911,055
TopBuild Corp.*	3,598	1,463,702
		25,507,204
Household Products — 0.3%
Church & Dwight Co., Inc.(a)	2,286	239,390
Clorox Co. (The)	1,158	188,650
Colgate-Palmolive Co.	103,219	10,715,164
Essity AB (Sweden) (Class B Stock)	91,803	2,865,601
Henkel AG & Co. KGaA (Germany)	7,017	596,532
Kimberly-Clark Corp.	22,715	3,231,890
Procter & Gamble Co. (The)	118,747	20,566,980
Reckitt Benckiser Group PLC (United Kingdom)	47,170	2,886,058
		41,290,265
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	305,988	6,138,119
Electric Power Development Co. Ltd. (Japan)	21,500	359,548
RWE AG (Germany)	30,062	1,095,243
Vistra Corp.	20,428	2,421,535
		10,014,445
Industrial Conglomerates — 0.3%
3M Co.	103,678	14,172,783
Hikari Tsushin, Inc. (Japan)	800	178,176
Hitachi Ltd. (Japan)	352,700	9,352,665
Honeywell International, Inc.	20,568	4,251,611
Siemens AG (Germany)	35,577	7,197,510
Smiths Group PLC (United Kingdom)	27,996	629,155
		35,781,900
Industrial REITs — 0.2%
Americold Realty Trust, Inc.(a)	52,885	1,495,059
Goodman Group (Australia)	122,510	3,125,110
	Shares	Value

Common Stocks (continued)
Industrial REITs (cont’d.)
Prologis, Inc.	108,953	$13,758,585
		18,378,754
Insurance — 1.4%
Admiral Group PLC (United Kingdom)	14,803	551,782
Aflac, Inc.	4,740	529,932
Ageas SA/NV (Belgium)	21,385	1,141,085
AIA Group Ltd. (Hong Kong)	574,600	5,017,900
Allianz SE (Germany)	21,670	7,127,678
Allstate Corp. (The)	49,472	9,382,365
American International Group, Inc.	19,723	1,444,315
Aon PLC (Class A Stock)	1,912	661,533
Arch Capital Group Ltd.*	3,670	410,600
Arthur J. Gallagher & Co.	8,261	2,324,398
Assurant, Inc.	31,759	6,315,595
Aviva PLC (United Kingdom)	349,979	2,266,731
AXA SA (France)	150,932	5,810,410
Axis Capital Holdings Ltd.	10,227	814,171
Beazley PLC (United Kingdom)	42,908	438,184
Brown & Brown, Inc.	2,449	253,716
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	421,200	1,491,503
Chubb Ltd.	46,848	13,510,495
Cincinnati Financial Corp.	1,565	213,028
Dai-ichi Life Holdings, Inc. (Japan)	74,400	1,930,484
DB Insurance Co. Ltd. (South Korea)	9,703	833,816
Erie Indemnity Co. (Class A Stock)(a)	180	97,168
Everest Group Ltd.	474	185,727
Fairfax Financial Holdings Ltd. (Canada)	939	1,185,628
Fidelity National Financial, Inc.	15,600	968,136
Generali (Italy)	25,703	743,914
Globe Life, Inc.	926	98,073
Hannover Rueck SE (Germany)	7,345	2,096,700
Hartford Financial Services Group, Inc. (The)	16,374	1,925,746
Helvetia Holding AG (Switzerland)	1,469	254,035
iA Financial Corp., Inc. (Canada)	5,601	464,248
Insurance Australia Group Ltd. (Australia)	233,850	1,188,438
Japan Post Holdings Co. Ltd. (Japan)	210,600	2,019,475
Loews Corp.	1,892	149,563
Manulife Financial Corp. (Canada)	41,029	1,212,562
Markel Group, Inc.*	694	1,088,594
Marsh & McLennan Cos., Inc.	68,928	15,377,147
Medibank Private Ltd. (Australia)	661,586	1,669,151
MetLife, Inc.	222,796	18,376,214
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	9,687	5,337,967
NN Group NV (Netherlands)	7,175	358,005
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	255,000	1,601,280
Poste Italiane SpA (Italy), 144A	30,900	433,933
Principal Financial Group, Inc.	2,252	193,447
Progressive Corp. (The)	71,922	18,250,927
QBE Insurance Group Ltd. (Australia)	59,876	683,696

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)(a)	5,480	$1,492,752
Sampo OYJ (Finland) (Class A Stock)	21,041	981,360
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,074	1,076,751
Sompo Holdings, Inc. (Japan)	64,600	1,456,136
Suncorp Group Ltd. (Australia)	43,578	544,170
Swiss Life Holding AG (Switzerland)	1,560	1,305,343
Swiss Re AG	15,869	2,195,944
T&D Holdings, Inc. (Japan)	37,000	652,340
Talanx AG (Germany)	17,076	1,439,418
Tokio Marine Holdings, Inc. (Japan)	70,500	2,599,648
Travelers Cos., Inc. (The)	20,015	4,685,912
W.R. Berkley Corp.	3,163	179,437
Willis Towers Watson PLC	11,377	3,350,868
Zurich Insurance Group AG (Switzerland)	8,509	5,140,797
		165,530,371
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)	441,765	73,266,725
Alphabet, Inc. (Class C Stock)	251,843	42,105,631
Auto Trader Group PLC (United Kingdom), 144A	132,190	1,536,733
Kanzhun Ltd. (China), ADR	26,966	468,130
LY Corp. (Japan)	315,000	918,161
Match Group, Inc.*	2,544	96,265
Meta Platforms, Inc. (Class A Stock)	141,972	81,270,452
REA Group Ltd. (Australia)	6,770	936,842
Scout24 SE (Germany), 144A	10,632	915,392
Tencent Holdings Ltd. (China)	46,300	2,574,507
		204,088,838
IT Services — 0.4%
Accenture PLC (Ireland) (Class A Stock)	16,696	5,901,702
Akamai Technologies, Inc.*(a)	1,433	144,661
Capgemini SE (France)	2,633	568,466
CGI, Inc. (Canada)*	6,662	766,565
Cognizant Technology Solutions Corp. (Class A Stock)	98,507	7,602,770
EPAM Systems, Inc.*	553	110,064
Fujitsu Ltd. (Japan)	40,500	832,657
Gartner, Inc.*	716	362,840
Globant SA*	5,973	1,183,490
GoDaddy, Inc. (Class A Stock)*	5,000	783,900
International Business Machines Corp.(a)	92,102	20,361,910
NEC Corp. (Japan)	25,600	2,472,099
Tata Consultancy Services Ltd. (India)	42,062	2,141,734
Twilio, Inc. (Class A Stock)*	22,000	1,434,840
VeriSign, Inc.*	654	124,234
Wix.com Ltd. (Israel)*	11,800	1,972,606
		46,764,538
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	92,800	2,117,526
	Shares	Value

Common Stocks (continued)
Leisure Products (cont’d.)
Hasbro, Inc.	8,109	$586,443
Sankyo Co. Ltd. (Japan)	113,100	1,666,982
		4,370,951
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	2,760	409,805
Avantor, Inc.*(a)	30,100	778,687
Bio-Techne Corp.	1,495	119,495
Charles River Laboratories International, Inc.*(a)	527	103,803
Danaher Corp.	47,070	13,086,401
Illumina, Inc.*	33,100	4,316,571
IQVIA Holdings, Inc.*	1,662	393,844
Lonza Group AG (Switzerland)	4,854	3,080,269
Mettler-Toledo International, Inc.*	199	298,440
QIAGEN NV*	23,285	1,061,098
Revvity, Inc.(a)	1,158	147,935
Thermo Fisher Scientific, Inc.	27,631	17,091,708
Waters Corp.*	579	208,376
West Pharmaceutical Services, Inc.	656	196,905
		41,293,337
Machinery — 0.9%
Alfa Laval AB (Sweden)	30,615	1,471,846
Allison Transmission Holdings, Inc.	75,491	7,252,420
Atlas Copco AB (Sweden) (Class A Stock)	271,342	5,258,720
Atlas Copco AB (Sweden) (Class B Stock)	85,601	1,468,730
Caterpillar, Inc.	17,920	7,008,870
Cummins, Inc.	20,226	6,548,977
Daifuku Co. Ltd. (Japan)	9,900	191,642
Deere & Co.(a)	23,565	9,834,381
Donaldson Co., Inc.	61,500	4,532,550
Doosan Bobcat, Inc. (South Korea)	23,014	711,635
Dover Corp.	19,669	3,771,334
Epiroc AB (Sweden) (Class B Stock)	26,092	494,777
FANUC Corp. (Japan)	62,300	1,829,777
Flowserve Corp.	112,000	5,789,280
Fortive Corp.	17,578	1,387,432
GEA Group AG (Germany)	41,917	2,055,884
IDEX Corp.	676	145,002
Illinois Tool Works, Inc.	2,527	662,251
Indutrade AB (Sweden)	22,067	686,724
Ingersoll Rand, Inc.	3,736	366,726
ITT, Inc.	35,400	5,292,654
Knorr-Bremse AG (Germany)	12,395	1,104,455
Kone OYJ (Finland) (Class B Stock)	15,530	929,029
Makita Corp. (Japan)	43,000	1,452,607
MINEBEA MITSUMI, Inc. (Japan)	18,900	373,586
Mitsubishi Heavy Industries Ltd. (Japan)	82,600	1,234,374
Nordson Corp.	507	133,153
Oshkosh Corp.	5,700	571,197
Otis Worldwide Corp.	41,728	4,337,208
PACCAR, Inc.	4,868	480,374
Parker-Hannifin Corp.	17,785	11,236,919

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Pentair PLC	1,512	$147,858
Rational AG (Germany)	1,411	1,440,559
RBC Bearings, Inc.*	2,486	744,259
Schindler Holding AG (Switzerland)	1,520	432,300
Schindler Holding AG (Switzerland) (Part. Cert.)	2,214	649,818
SKF AB (Sweden) (Class B Stock)	32,432	646,009
Snap-on, Inc.(a)	453	131,239
Stanley Black & Decker, Inc.	1,468	161,671
Techtronic Industries Co. Ltd. (Hong Kong)	141,783	2,116,597
Trelleborg AB (Sweden) (Class B Stock)	13,197	507,965
VAT Group AG (Switzerland), 144A	1,016	519,581
Volvo AB (Sweden) (Class A Stock)	12,259	327,347
Volvo AB (Sweden) (Class B Stock)	112,971	2,988,331
Wartsila OYJ Abp (Finland)	98,360	2,200,971
Westinghouse Air Brake Technologies Corp.	9,636	1,751,536
Xylem, Inc.	2,266	305,978
		103,686,533
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	190	307,934
AP Moller - Maersk A/S (Denmark) (Class B Stock)	243	408,917
Kawasaki Kisen Kaisha Ltd. (Japan)	138,000	2,151,352
Kirby Corp.*	15,443	1,890,687
SITC International Holdings Co. Ltd. (China)	198,000	531,104
		5,289,994
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	926	300,098
Comcast Corp. (Class A Stock)	353,014	14,745,395
Fox Corp. (Class A Stock)(a)	2,208	93,465
Fox Corp. (Class B Stock)	1,245	48,306
Informa PLC (United Kingdom)	63,560	699,003
Interpublic Group of Cos., Inc. (The)(a)	3,594	113,678
News Corp. (Class A Stock)	3,574	95,176
News Corp. (Class B Stock)(a)	1,117	31,220
Omnicom Group, Inc.(a)	1,851	191,375
Paramount Global (Class B Stock)(a)	4,558	48,406
Publicis Groupe SA (France)	23,774	2,601,740
Vivendi SE (France)	40,335	466,603
		19,434,465
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	7,507	604,764
Anglo American PLC (South Africa)	18,884	613,838
Antofagasta PLC (Chile)	14,535	391,789
Barrick Gold Corp. (Canada)	21,061	418,903
BHP Group Ltd. (Australia)	270,995	8,413,355
Boliden AB (Sweden)	39,321	1,334,513
Fortescue Ltd. (Australia)	211,659	2,985,361
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Freeport-McMoRan, Inc.	147,478	$7,362,102
Glencore PLC (Australia)*	580,807	3,326,080
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	42,910	638,359
JFE Holdings, Inc. (Japan)	47,700	641,288
Lundin Mining Corp. (Chile)	102,309	1,071,920
Newmont Corp.	10,729	573,465
Nippon Steel Corp. (Japan)	76,900	1,723,493
Northern Star Resources Ltd. (Australia)	163,238	1,788,150
Nucor Corp.	7,068	1,062,603
Rio Tinto Ltd. (Australia)	17,938	1,586,534
Rio Tinto PLC (Australia)	92,664	6,577,998
Steel Dynamics, Inc.	1,401	176,638
Vale SA (Brazil)	109,900	1,284,456
voestalpine AG (Austria)	12,779	332,054
		42,907,663
Multi-Utilities — 0.4%
Ameren Corp.	2,474	216,376
CenterPoint Energy, Inc.	68,911	2,027,362
Centrica PLC (United Kingdom)	1,168,957	1,828,415
CMS Energy Corp.	77,524	5,475,520
Consolidated Edison, Inc.	3,257	339,151
Dominion Energy, Inc.	49,136	2,839,569
DTE Energy Co.	40,069	5,145,260
E.ON SE (Germany)	299,756	4,463,949
Engie SA (France)	171,289	2,961,965
National Grid PLC (United Kingdom)	143,361	1,981,680
NiSource, Inc.	142,410	4,934,507
Public Service Enterprise Group, Inc.	27,583	2,460,679
Sembcorp Industries Ltd. (Singapore)	237,200	1,019,660
Sempra(a)	61,565	5,148,681
Veolia Environnement SA (France)	11,671	384,248
WEC Energy Group, Inc.(a)	2,918	280,653
		41,507,675
Office REITs — 0.0%
BXP, Inc.(a)	1,362	109,587
Dexus (Australia)	127,618	665,868
Gecina SA (France)	9,518	1,095,898
Japan Real Estate Investment Corp. (Japan)	175	695,730
Nippon Building Fund, Inc. (Japan)	390	357,367
		2,924,450
Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp.*	141,800	4,062,570
APA Corp.	3,399	83,139
ARC Resources Ltd. (Canada)	80,183	1,355,306
BP PLC	711,957	3,713,239
Cenovus Energy, Inc. (Canada)	88,816	1,485,466
Cheniere Energy, Inc.	49,845	8,964,125
Chevron Corp.	104,475	15,386,033
ConocoPhillips	135,068	14,219,959
Coterra Energy, Inc.	6,987	167,339
Devon Energy Corp.	65,398	2,558,370

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.	41,070	$7,080,468
ENEOS Holdings, Inc. (Japan)	355,000	1,943,684
Eni SpA (Italy)	115,341	1,755,207
EOG Resources, Inc.	32,784	4,030,137
EQT Corp.(a)	5,186	190,015
Equinor ASA (Norway)	26,248	664,040
Exxon Mobil Corp.	342,733	40,175,162
Harbour Energy PLC (United Kingdom)	195,883	698,654
Hess Corp.	2,583	350,771
Idemitsu Kosan Co. Ltd. (Japan)	273,100	1,980,342
Inpex Corp. (Japan)	116,100	1,571,852
Kinder Morgan, Inc.	18,059	398,923
LUKOIL PJSC (Russia)^	9,456	—
Marathon Oil Corp.	5,443	144,947
Marathon Petroleum Corp.	3,050	496,875
Occidental Petroleum Corp.	22,420	1,155,527
ONEOK, Inc.	5,477	499,119
PetroChina Co. Ltd. (China) (Class H Stock)	1,450,000	1,169,675
Petroleo Brasileiro SA (Brazil), ADR(a)	73,331	1,056,700
Phillips 66	54,508	7,165,077
Repsol SA (Spain)	117,078	1,544,175
Santos Ltd. (Australia)	60,401	292,668
Shell PLC	317,090	10,286,951
Shell PLC, ADR	87,641	5,779,924
Suncor Energy, Inc. (Canada)	23,544	869,028
Targa Resources Corp.	1,919	284,031
TotalEnergies SE (France)	172,111	11,176,088
TotalEnergies SE (France), ADR(a)	8,056	520,579
Valero Energy Corp.	16,600	2,241,498
Williams Cos., Inc. (The)	287,095	13,105,887
		170,623,550
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	31,820	606,983
UPM-Kymmene OYJ (Finland)	31,692	1,060,872
		1,667,855
Passenger Airlines — 0.0%
Air Canada (Canada)*	12,410	150,394
ANA Holdings, Inc. (Japan)	33,500	717,343
Delta Air Lines, Inc.	29,098	1,477,887
Japan Airlines Co. Ltd. (Japan)	25,200	440,738
Qantas Airways Ltd. (Australia)*	147,991	755,419
Singapore Airlines Ltd. (Singapore)	247,600	1,307,057
Southwest Airlines Co.(a)	5,599	165,898
United Airlines Holdings, Inc.*	3,114	177,685
		5,192,421
Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	4,508	504,707
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,145	213,835
Haleon PLC	263,447	1,378,487
Kao Corp. (Japan)	23,700	1,171,411
Kenvue, Inc.	17,859	413,079
L’Oreal SA (France)	13,104	5,877,627
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom)	135,430	$8,780,373
Unilever PLC (United Kingdom), ADR	96,272	6,253,829
		24,593,348
Pharmaceuticals — 2.0%
AstraZeneca PLC (United Kingdom)	93,323	14,538,458
AstraZeneca PLC (United Kingdom), ADR	92,835	7,232,775
Bayer AG (Germany)	11,159	377,528
Bristol-Myers Squibb Co.	159,596	8,257,497
Catalent, Inc.*	1,727	104,604
Chugai Pharmaceutical Co. Ltd. (Japan)	58,900	2,854,948
Daiichi Sankyo Co. Ltd. (Japan)	120,800	3,990,309
Elanco Animal Health, Inc.*	252,100	3,703,349
Eli Lilly & Co.	57,965	51,353,512
Galderma Group AG (Switzerland)*	8,172	758,929
GSK PLC	266,666	5,429,591
Hikma Pharmaceuticals PLC (Jordan)	68,974	1,765,021
Ipsen SA (France)	8,303	1,022,768
Johnson & Johnson	151,512	24,554,035
Kyowa Kirin Co. Ltd. (Japan)	59,600	1,051,745
Merck & Co., Inc.	190,395	21,621,256
Merck KGaA (Germany)	9,252	1,633,264
Novartis AG (Switzerland)	108,229	12,461,745
Novo Nordisk A/S (Denmark), ADR	11,283	1,343,467
Novo Nordisk A/S (Denmark) (Class B Stock)	212,198	25,169,127
Ono Pharmaceutical Co. Ltd. (Japan)	18,100	242,962
Orion OYJ (Finland) (Class B Stock)	21,826	1,195,932
Otsuka Holdings Co. Ltd. (Japan)	34,500	1,959,570
Perrigo Co. PLC	71,700	1,880,691
Pfizer, Inc.	135,257	3,914,338
Roche Holding AG	49,231	15,754,769
Sanofi SA	81,868	9,426,226
Sanofi SA, ADR	29,407	1,694,725
Santen Pharmaceutical Co. Ltd. (Japan)	98,500	1,195,724
Shionogi & Co. Ltd. (Japan)	123,000	1,763,105
Sun Pharmaceutical Industries Ltd. (India)	68,999	1,586,317
Takeda Pharmaceutical Co. Ltd. (Japan)	73,300	2,112,036
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	81,600	1,470,432
Viatris, Inc.	11,199	130,020
Zoetis, Inc.	4,135	807,896
		234,358,671
Professional Services — 0.3%
Amentum Holdings, Inc.*	1,184	38,184
Automatic Data Processing, Inc.	29,712	8,222,202
Broadridge Financial Solutions, Inc.	1,058	227,502
Bureau Veritas SA (France)	28,980	961,458
Computershare Ltd. (Australia)	83,302	1,452,192
Dayforce, Inc.*	1,423	87,159
Dun & Bradstreet Holdings, Inc.	457,500	5,265,825

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Equifax, Inc.	1,113	$327,066
Experian PLC	21,468	1,130,712
Intertek Group PLC (United Kingdom)	14,102	974,976
Jacobs Solutions, Inc.	1,184	154,986
Leidos Holdings, Inc.	14,009	2,283,467
ManpowerGroup, Inc.	23,000	1,690,960
Parsons Corp.*	10,800	1,119,744
Paychex, Inc.(a)	2,953	396,263
Paycom Software, Inc.(a)	427	71,125
Recruit Holdings Co. Ltd. (Japan)	66,400	4,033,960
RELX PLC (United Kingdom)	54,421	2,569,559
SGS SA (Switzerland)	3,800	424,313
Teleperformance SE (France)	5,645	583,978
Verisk Analytics, Inc.	1,198	321,016
Wolters Kluwer NV (Netherlands)	27,818	4,692,111
		37,028,758
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*(a)	2,773	345,183
Colliers International Group, Inc. (Canada)	5,089	772,315
CoStar Group, Inc.*	24,811	1,871,742
Daito Trust Construction Co. Ltd. (Japan)	15,400	1,875,813
Daiwa House Industry Co. Ltd. (Japan)	50,500	1,589,537
Emaar Properties PJSC (United Arab Emirates)	201,384	477,802
Jones Lang LaSalle, Inc.*	23,500	6,340,535
KE Holdings, Inc. (China), ADR	62,201	1,238,422
LEG Immobilien SE (Germany)	10,928	1,144,092
Macrotech Developers Ltd. (India), 144A	20,664	304,272
Mitsubishi Estate Co. Ltd. (Japan)	47,200	745,491
Mitsui Fudosan Co. Ltd. (Japan)	70,400	663,369
New World Development Co. Ltd. (Hong Kong)	291,000	356,411
Nomura Real Estate Holdings, Inc. (Japan)	26,600	716,686
Phoenix Mills Ltd. (The) (India)	18,252	401,526
Swiss Prime Site AG (Switzerland)	8,194	918,332
Vonovia SE (Germany)	57,086	2,084,015
		21,845,543
Residential REITs — 0.1%
AvalonBay Communities, Inc.	15,315	3,449,704
Camden Property Trust(a)	14,849	1,834,297
Equity Residential	87,922	6,546,672
Essex Property Trust, Inc.	579	171,048
Invitation Homes, Inc.(a)	5,338	188,218
Mid-America Apartment Communities, Inc.	1,067	169,546
UDR, Inc.	2,802	127,043
		12,486,528
Retail REITs — 0.1%
Federal Realty Investment Trust	685	78,755
Kimco Realty Corp.(a)	6,195	143,848
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Klepierre SA (France)	60,073	$1,968,351
Realty Income Corp.(a)	49,727	3,153,686
Regency Centers Corp.	1,584	114,412
Scentre Group (Australia)	785,046	1,973,525
Simon Property Group, Inc.	2,799	473,087
Unibail-Rodamco-Westfield (France)	10,975	961,221
Vicinity Ltd. (Australia)	1,056,381	1,609,537
		10,476,422
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.*	51,278	8,413,694
Advantest Corp. (Japan)	94,807	4,458,893
Analog Devices, Inc.	46,735	10,756,995
Applied Materials, Inc.	36,331	7,340,679
ASM International NV (Netherlands)	7,979	5,264,224
ASML Holding NV (Netherlands) (XAMS)	24,811	20,639,294
ASML Holding NV (Netherlands) (XNGS)	801	667,433
Broadcom, Inc.	260,172	44,879,670
Disco Corp. (Japan)	9,691	2,552,878
Enphase Energy, Inc.*(a)	1,309	147,943
First Solar, Inc.*(a)	998	248,941
Infineon Technologies AG (Germany)	46,148	1,620,161
Intel Corp.	70,264	1,648,393
KLA Corp.	1,219	944,006
Kokusai Electric Corp. (Japan)	33,600	757,633
Lam Research Corp.	18,608	15,185,617
Lasertec Corp. (Japan)	10,800	1,800,648
Marvell Technology, Inc.	27,278	1,967,289
MediaTek, Inc. (Taiwan)	31,175	1,148,972
Microchip Technology, Inc.	33,843	2,717,254
Micron Technology, Inc.	130,103	13,492,982
Monolithic Power Systems, Inc.	8,342	7,712,179
Novatek Microelectronics Corp. (Taiwan)	27,000	439,596
NVIDIA Corp.	1,512,263	183,649,219
NXP Semiconductors NV (China)	38,603	9,265,106
ON Semiconductor Corp.*	4,005	290,803
Onto Innovation, Inc.*	11,700	2,428,452
Qorvo, Inc.*	28,780	2,972,974
QUALCOMM, Inc.	85,604	14,556,960
Renesas Electronics Corp. (Japan)	134,400	1,950,503
SCREEN Holdings Co. Ltd. (Japan)	15,200	1,068,886
Skyworks Solutions, Inc.	1,540	152,106
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	63,727	11,067,468
Teradyne, Inc.	46,187	6,185,825
Texas Instruments, Inc.	35,062	7,242,757
Tokyo Electron Ltd. (Japan)	28,600	5,100,402
Universal Display Corp.	530	111,247
		400,848,082
Software — 2.9%
Adobe, Inc.*	20,205	10,461,745
ANSYS, Inc.*	783	249,487
Autodesk, Inc.*	32,657	8,996,350

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Cadence Design Systems, Inc.*	2,511	$680,556
Check Point Software Technologies Ltd. (Israel)*	12,174	2,347,269
Constellation Software, Inc. (Canada)	322	1,044,107
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	27,200	7,628,784
CyberArk Software Ltd.*	12,916	3,766,435
Dassault Systemes SE (France)	23,149	919,497
Datadog, Inc. (Class A Stock)*	31,500	3,624,390
Fair Isaac Corp.*	232	450,897
Fortinet, Inc.*	5,926	459,561
Gen Digital, Inc.(a)	5,234	143,569
Gitlab, Inc. (Class A Stock)*	69,200	3,566,568
Informatica, Inc. (Class A Stock)*	97,900	2,474,912
Intuit, Inc.	22,321	13,861,341
Microsoft Corp.	460,639	198,212,962
Monday.com Ltd.*	11,999	3,332,962
Nemetschek SE (Germany)	5,357	556,806
Nice Ltd. (Israel)*	9,584	1,666,281
Oracle Corp.	89,436	15,239,894
Oracle Corp. (Japan)	4,300	443,947
Palantir Technologies, Inc. (Class A Stock)*	17,500	651,000
Palo Alto Networks, Inc.*	2,992	1,022,666
PTC, Inc.*(a)	1,087	196,377
Roper Technologies, Inc.	2,800	1,558,032
Salesforce, Inc.	84,799	23,210,334
SAP SE (Germany)	48,409	11,072,717
ServiceNow, Inc.*	16,004	14,313,818
Synopsys, Inc.*	1,427	722,619
Teradata Corp.*	21,000	637,140
Tyler Technologies, Inc.*	381	222,397
WiseTech Global Ltd. (Australia)	42,107	3,987,382
Workday, Inc. (Class A Stock)*	28,500	6,965,685
Xero Ltd. (New Zealand)*	18,494	1,911,650
Zoom Video Communications, Inc. (Class A Stock)*	83,200	5,802,368
		352,402,505
Specialized REITs — 0.2%
American Tower Corp.	14,043	3,265,840
Crown Castle, Inc.	4,094	485,671
Digital Realty Trust, Inc.	9,869	1,597,100
Equinix, Inc.	2,284	2,027,347
Extra Space Storage, Inc.	2,010	362,182
Gaming & Leisure Properties, Inc.	59,570	3,064,876
Iron Mountain, Inc.(a)	62,713	7,452,186
Public Storage	20,985	7,635,812
SBA Communications Corp.	5,287	1,272,581
VICI Properties, Inc.(a)	9,705	323,274
Weyerhaeuser Co.	6,788	229,842
		27,716,711
Specialty Retail — 0.8%
AutoZone, Inc.*	1,176	3,704,447
Avolta AG (Switzerland)*	12,050	510,023
Bath & Body Works, Inc.	53,100	1,694,952
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Best Buy Co., Inc.(a)	1,805	$186,456
Burlington Stores, Inc.*	2,300	606,004
CarMax, Inc.*	1,503	116,302
Carvana Co.*	23,500	4,091,585
Fast Retailing Co. Ltd. (Japan)	6,800	2,256,221
Gap, Inc. (The)	175,400	3,867,570
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	33,636	572,875
Home Depot, Inc. (The)	56,129	22,743,471
Industria de Diseno Textil SA (Spain)	141,019	8,352,059
JD Sports Fashion PLC (United Kingdom)	335,348	691,469
Kingfisher PLC (United Kingdom)	77,979	336,538
Lowe’s Cos., Inc.	96,031	26,009,996
O’Reilly Automotive, Inc.*	537	618,409
Ross Stores, Inc.	17,649	2,656,351
TJX Cos., Inc. (The)	116,296	13,669,432
Tractor Supply Co.	1,033	300,531
Ulta Beauty, Inc.*(a)	2,047	796,529
Zalando SE (Germany), 144A*	42,837	1,415,845
		95,197,065
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	914,069	212,978,077
Canon, Inc. (Japan)	58,700	1,933,302
Dell Technologies, Inc. (Class C Stock)	38,967	4,619,148
FUJIFILM Holdings Corp. (Japan)	58,800	1,522,151
Hewlett Packard Enterprise Co.	343,697	7,032,041
HP, Inc.(a)	8,720	312,786
Logitech International SA (Switzerland)	24,175	2,165,132
NetApp, Inc.	1,903	235,039
Samsung Electronics Co. Ltd. (South Korea)	87,531	4,091,095
Seagate Technology Holdings PLC(a)	38,822	4,252,174
Super Micro Computer, Inc.*(a)	470	195,708
Western Digital Corp.*	2,989	204,119
Wiwynn Corp. (Taiwan)	7,282	394,687
		239,935,459
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	21,124	5,597,578
Asics Corp. (Japan)	126,000	2,647,026
Brunello Cucinelli SpA (Italy)	23,054	2,488,913
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	22,616	3,591,518
Deckers Outdoor Corp.*	41,040	6,543,828
Hermes International SCA (France)	2,504	6,165,741
Lululemon Athletica, Inc.*	1,068	289,802
LVMH Moet Hennessy Louis Vuitton SE (France)	13,379	10,260,036
Moncler SpA (Italy)	29,018	1,844,868
NIKE, Inc. (Class B Stock)	11,081	979,560
Pandora A/S (Denmark)	13,973	2,303,003
Puma SE (Germany)	9,866	412,557
Ralph Lauren Corp.	7,976	1,546,307
Skechers USA, Inc. (Class A Stock)*	22,500	1,505,700

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.(a)	2,097	$98,517
		46,274,954
Tobacco — 0.2%
Altria Group, Inc.	134,781	6,879,222
British American Tobacco PLC (United Kingdom)	139,049	5,069,460
Imperial Brands PLC (United Kingdom)	102,555	2,983,230
Japan Tobacco, Inc. (Japan)	82,100	2,393,934
Philip Morris International, Inc.	64,531	7,834,063
		25,159,909
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	20,900	1,979,648
Brenntag SE (Germany)	2,259	168,617
Bunzl PLC (United Kingdom)	19,096	904,368
Fastenal Co.	5,401	385,739
Ferguson Enterprises, Inc.	9,020	1,791,101
Finning International, Inc. (Canada)	29,466	967,131
ITOCHU Corp. (Japan)	44,300	2,387,553
Marubeni Corp. (Japan)	24,800	409,742
Mitsubishi Corp. (Japan)	107,500	2,233,834
Mitsui & Co. Ltd. (Japan)	205,500	4,595,810
Reece Ltd. (Australia)	28,908	566,916
Rexel SA (France)	22,632	656,027
Toyota Tsusho Corp. (Japan)	106,200	1,941,730
United Rentals, Inc.	4,021	3,255,924
W.W. Grainger, Inc.	1,517	1,575,875
Watsco, Inc.(a)	1,537	756,020
WESCO International, Inc.	5,600	940,688
		25,516,723
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	11,826	2,597,883
Aeroports de Paris SA (France)	3,125	401,336
Auckland International Airport Ltd. (New Zealand)	40,568	192,523
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	18,860	326,875
Transurban Group (Australia), UTS	151,757	1,371,137
		4,889,754
Water Utilities — 0.0%
American Water Works Co., Inc.	1,798	262,940
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	153,100	4,904,942
SoftBank Corp. (Japan)	605,000	789,882
SoftBank Group Corp. (Japan)	26,600	1,577,812
Tele2 AB (Sweden) (Class B Stock)	85,954	972,207
T-Mobile US, Inc.	22,764	4,697,579
Vodafone Group PLC (United Kingdom)	1,759,232	1,763,098
		14,705,520

Total Common Stocks (cost $3,685,132,507)		4,594,431,014
	Shares	Value

Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	$301,742
Porsche Automobil Holding SE (Germany) (PRFC)	16,338	748,559
		1,050,301
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	26,542	2,494,943
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	114,902	403,698

Total Preferred Stocks (cost $3,651,277)		3,948,942
Unaffiliated Exchange-Traded Funds — 5.6%
Dimensional US Equity Market ETF	1,906,151	118,562,592
iShares Core MSCI EAFE ETF	321,208	25,070,284
iShares Core S&P 500 ETF	458,671	264,570,606
iShares Core U.S. Aggregate Bond ETF	849,167	85,995,142
iShares JP Morgan USD Emerging Markets Bond ETF	320,668	30,008,111
iShares MSCI EAFE ETF	96,802	8,095,551
iShares Russell 1000 Growth ETF	85,362	32,043,188
iShares Russell 1000 Value ETF	500,237	94,944,983
Vanguard Total Bond Market ETF	255,860	19,217,645

Total Unaffiliated Exchange-Traded Funds (cost $640,090,870)		678,508,102

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	570	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.9%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	700	718,356
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	507,335
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	65	64,662
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	610	615,581
Series 2024-01, Class A2, 144A
5.230%	03/20/30	800	807,637

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	$968,170
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	357,056
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	414,387
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	807,974
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		27	26,710
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		235	233,682
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	206,436
Series 2023-06, Class C
6.400%	03/17/31		100	105,209
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	289,614
				6,122,809
Collateralized Loan Obligations — 5.8%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
0.010%(c)	10/20/37		1,800	1,800,315
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.873%(c)	07/22/37		13,000	13,032,584
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.754%(c)	10/20/34		7,500	7,502,346
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.629%(c)	07/15/37		1,750	1,750,878
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.555%(c)	04/25/34	EUR	2,418	2,683,770
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)
6.438%(c)	01/22/38	EUR	6,700	7,559,887
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.455%(c)	04/15/32	EUR	7,167	7,954,130
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
4.385%(c)	06/22/34	EUR	5,000	$5,552,124
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.704%(c)	10/21/34		1,250	1,253,125
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.599%(c)	04/18/35		15,000	15,015,795
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
6.829%(c)	07/20/37		24,000	24,106,814
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.644%(c)	01/20/34		10,450	10,525,184
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.695%(c)	04/24/34		12,500	12,513,337
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.433%(c)	05/17/31		1,131	1,135,111
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.733%(c)	10/15/34		17,575	17,583,911
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.510%(c)	08/20/32		17,000	17,011,667
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.691%(c)	04/19/34		2,500	2,502,534
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.285%(c)	04/15/31	EUR	2,928	3,241,400
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.714%(c)	07/20/34		4,000	4,000,942
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	10/15/35	EUR	12,510	13,885,434
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
6.575%(c)	07/27/31		3,735	3,740,463
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	07/20/34		3,500	3,502,533

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
6.481%(c)	01/15/32		15,751	$15,753,622
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	01/20/35		1,840	1,840,363
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.724%(c)	07/20/34		3,519	3,521,474
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.541%(c)	04/18/31		662	661,586
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.584%(c)	04/20/31		3,741	3,742,300
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.703%(c)	07/15/34		3,811	3,813,147
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.646%(c)	10/25/33		2,080	2,082,660
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.175%(c)	01/25/37		14,000	14,083,793
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.388%(c)	05/22/32	EUR	1,865	2,072,670
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.431%(c)	08/26/32	EUR	10,344	11,495,877
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		10,500	10,501,601
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
0.010%(c)	10/17/37		3,250	3,250,000
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		25,000	25,141,407
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.902%(c)	04/22/37		20,000	20,077,782
Series 2023-11A, Class A1R, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
6.252%(c)	10/20/37		2,335	2,335,404
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.573%(c)	04/15/31		2,512	$2,514,928
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.701%(c)	04/15/34		2,930	2,931,484
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.722%(c)	10/20/31		1,859	1,859,447
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.832%(c)	04/15/33		2,930	2,933,229
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.585%(c)	04/25/34	EUR	1,465	1,628,694
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.504%(c)	02/05/31		118	117,906
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.751%(c)	10/26/34		1,000	1,000,091
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.576%(c)	04/25/31		3,151	3,151,363
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.604%(c)	04/21/31		807	807,079
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	01/20/35		7,750	7,776,689
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
5.465%(c)	10/15/37	EUR	7,000	7,879,665
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.335%(c)	07/15/31	EUR	3,519	3,889,650
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		12,080	12,092,080
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
6.481%(c)	07/18/30		390	390,369
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.714%(c)	10/20/34		16,750	16,754,662

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
4.475%(c)	05/25/34	EUR	3,000	$3,324,004
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.643%(c)	10/15/32		2,770	2,770,978
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.779%(c)	04/18/37		29,750	29,808,581
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		17,250	17,250,140
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
6.593%(c)	10/23/34		13,000	13,010,975
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.566%(c)	10/12/30		1,727	1,727,786
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.683%(c)	07/15/31		2,264	2,264,071
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	17,500	19,512,480
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.397%(c)	07/20/37		9,500	9,517,176
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.729%(c)	07/19/37		15,000	15,037,579
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.654%(c)	04/22/30		16,527	16,537,418
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class BR, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.147%(c)	04/17/30		1,400	1,404,914
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.783%(c)	10/15/34		5,000	5,002,536
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.621%(c)	04/26/31		2,633	2,639,268
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)
6.154%(c)	04/17/31		19,690	19,715,938
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.767%(c)	10/30/30		187	$186,810
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.583%(c)	04/15/31		767	767,311
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.677%(c)	01/17/31		199	200,726
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BR, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
6.185%(c)	01/15/38	EUR	10,000	11,220,788
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)
6.363%(c)	10/15/29		126	125,679
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.394%(c)	07/20/34		810	812,883
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.743%(c)	10/15/34		7,500	7,503,893
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.713%(c)	07/15/31		1,512	1,514,589
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		30,000	30,008,838
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	10/20/31		3,116	3,116,604
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	10/20/34		7,500	7,501,906
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.734%(c)	01/20/35		8,750	8,751,998
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.611%(c)	01/26/31		639	639,473
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.512%(c)	01/17/32	EUR	10,441	11,600,813
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.515%(c)	04/25/30	EUR	1,016	1,129,071

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.270%(c)	02/20/30	EUR	5,776	$6,413,852
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.508%(c)	04/16/31		306	306,149
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.705%(c)	10/29/34		6,095	6,102,948
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.726%(c)	07/25/34		2,930	2,931,065
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.787%(c)	01/17/30		430	430,328
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	04/15/37	EUR	15,000	16,810,262
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.578%(c)	04/25/37		8,250	8,343,007
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.641%(c)	07/18/31		5,274	5,278,986
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.627%(c)	10/17/32		450	452,011
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.647%(c)	07/17/31		1,305	1,306,349
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.714%(c)	07/20/32		3,950	3,962,362
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.501%(c)	04/15/33		25,500	25,512,883
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31		656	656,110
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		4,295	4,296,465
				691,363,309
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		58	$57,107
Series 2022-X01, Class A, 144A
1.750%	02/15/27		3	2,727
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		25	24,739
Series 2022-A, Class A, 144A
1.710%	02/20/35		205	203,539
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		255	240,012
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	287,450
Series 2023-01A, Class A, 144A
5.500%	06/14/38		1,500	1,555,249
Series 2023-01A, Class D, 144A
7.490%	06/14/38		300	321,069
Series 2023-02A, Class C, 144A
6.740%	09/15/36		200	209,897
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	210,819
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		33	32,506
SoFi Consumer Loan Program Trust,
Series 2021-01, Class C, 144A
1.610%	09/25/30		56	56,083
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	194,872
				3,396,069
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.139%(c)	03/15/32	GBP	1,100	1,477,727
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	05/25/34		24	22,724
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.469%(c)	03/25/43		10	10,407
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.045%(c)	03/25/54		37	37,873
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	08/25/33		19	18,889

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	939	$955,028
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	87	88,246
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	89	89,466
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	285	288,349
			1,510,982
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.569%(c)	02/25/34	5	4,777
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.889%(c)	10/25/34	12	11,648
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.019%(c)	11/25/34	2	1,803
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.814%(c)	01/25/35	12	11,898
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.332%(c)	09/25/34	45	46,374
			76,500
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	7	6,933
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	64	61,729
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	116	110,062
			178,724

Total Asset-Backed Securities (cost $702,620,536)			704,126,120
Commercial Mortgage-Backed Securities — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	109	105,206
Series 2018-BN13, Class A4
3.953%	08/15/61	430	420,636
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BN20, Class A2
2.758%	09/15/62	526	$487,732
Series 2019-BN24, Class A3
2.960%	11/15/62	190	176,635
Series 2021-BN34, Class A5
2.438%	06/15/63	230	195,079
BANK5,
Series 2024-5YR8, Class A3
5.884%	08/15/57	1,600	1,688,678
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	342	316,801
Series 2024-5C29, Class A3
5.208%	09/15/57	700	719,435
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57	1,600	1,664,218
Series 2024-V10, Class A3
5.277%	10/15/29	1,300	1,335,794
BMO Mortgage Trust,
Series 2024-05C05, Class A3
5.857%	02/15/57	700	737,111
Series 2024-5C6, Class A3
5.316%	09/15/57	1,850	1,904,596
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.911%(c)	09/15/38	300	293,250
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.561%(c)	09/15/38	600	586,500
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	1,070	976,866
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	345	332,036
Series 2019-CD08, Class A3
2.657%	08/15/57	960	883,884
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	374	364,870
Series 2016-C07, Class A2
3.585%	12/10/54	334	325,574
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	788	780,093
Series 2017-C04, Class A3
3.209%	10/12/50	312	301,735
Series 2019-GC41, Class A4
2.620%	08/10/56	385	350,697
Commercial Mortgage Trust,
Series 2015-LC21, Class A3
3.445%	07/10/48	466	463,252
Series 2015-LC23, Class A3
3.521%	10/10/48	499	490,229

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49		450	$434,368
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	116,025
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		295	285,260
Series 2018-CX12, Class A3
3.959%	08/15/51		270	264,230
Series 2019-C17, Class A4
2.763%	09/15/52		145	134,333
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.990%(c)	08/07/30	GBP	475	631,884
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		305	295,561
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.753%(cc)	11/25/25		5,885	34,042
Series K055, Class X1, IO
1.461%(cc)	03/25/26		2,923	48,646
Series K097, Class X1, IO
1.218%(cc)	07/25/29		1,567	69,049
Series K131, Class X1, IO
0.829%(cc)	07/25/31		22,709	931,963
Series K736, Class X1, IO
1.403%(cc)	07/25/26		214	3,733
Series K741, Class X1, IO
0.648%(cc)	12/25/27		213	3,214
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.311%(c)	10/15/36		350	344,018
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.761%(c)	10/15/36		580	573,519
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		850	782,382
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.242%(c)	03/15/39		400	395,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.692%(c)	03/15/39		1,100	1,067,857
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		190	184,029
Series 2019-H07, Class A3
3.005%	07/15/52		64	59,968
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		700	653,435
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	$173,479
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.711%(c)	03/15/36		150	142,219
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.080%(c)	08/17/31	GBP	1,215	1,608,041
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		440	435,664
Series 2019-C16, Class A3
3.344%	04/15/52		385	371,490
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		325	314,860
Series 2017-C41, Class A3
3.210%	11/15/50		575	555,739
Series 2019-C49, Class A3
3.749%	03/15/52		505	497,567
Series 2019-C52, Class A4
2.643%	08/15/52		245	227,202
Series 2021-C59, Class A5
2.626%	04/15/54		140	123,294
Series 2024-5C1, Class A3
5.928%	07/15/57		1,800	1,899,010

Total Commercial Mortgage-Backed Securities (cost $30,982,117)				29,561,988
Corporate Bonds — 4.1%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		1,525	1,396,783
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		3,150	3,171,451
7.125%	06/15/26		41	41,603
7.500%	02/01/29(a)		400	422,152
7.875%	04/15/27		2,096	2,098,620
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25(a)		515	518,665
				7,649,274
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,147,968
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	424	452,677

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	300	$324,327
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,924	2,966,539
				4,891,511
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		47	46,538
5.750%	04/20/29(a)		1,265	1,258,865
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,378	2,342,175
4.625%	04/15/29(a)		507	489,858
				4,137,436
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		398	376,418
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,145	1,141,991
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	141,203
				1,659,612
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		700	596,355
4.750%	01/15/43		15	12,430
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	185,530
4.000%	11/13/30		500	461,465
4.950%	05/28/27(a)		380	378,918
5.850%	05/17/27		600	611,009
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		525	522,720
Sr. Unsec’d. Notes
6.050%	10/10/25		255	258,188
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		370	369,192
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		415	419,842
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	$1,855,999
				5,671,648
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		400	394,748
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		711	713,353
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		64	63,841
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		70	62,767
5.625%	06/15/28		650	637,855
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	620,494
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,000	2,771,964
				5,265,022
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	400	286,401
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		900	916,146
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	300	332,054
Sr. Unsec’d. Notes, EMTN
0.500%	05/25/30	EUR	300	294,082
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	526,218
3.800%	10/27/30	CNH	25,720	3,942,234
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	570	654,790
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28	EUR	1,000	1,149,425
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	200	230,469
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	07/05/34		240	251,719

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
1.625%	04/30/28	EUR	200	$212,287
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		260	265,876
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	200,993
0.500%	07/08/31	EUR	200	184,781
4.000%	09/08/27	EUR	300	342,160
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,169	1,024,597
5.933%(ff)	09/15/27		305	314,076
Sr. Unsec’d. Notes, MTN
3.970%(ff)	03/05/29(a)		1,095	1,082,001
Sub. Notes, MTN
5.425%(ff)	08/15/35(a)		570	584,954
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		310	310,053
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		255	256,365
Banque Federative du Credit Mutuel SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	232,695
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	663,415
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	170	162,770
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	183,643
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	600	642,724
BNP Paribas SA (France),
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	2,100	2,304,304
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	635,032
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	800	863,095
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26(a)		498	482,164
6.612%(ff)	10/19/27(a)		505	524,295
BPER Banca SPA (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	450	522,007
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		340	361,187
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	300	369,270
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
4.508%(ff)	09/11/27		490	$492,723
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,200	1,214,939
5.875%	04/30/29		3,400	3,562,199
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
3.375%	09/16/31	EUR	900	1,041,631
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		170	169,022
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	661,644
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		850	822,129
Sr. Unsec’d. Notes
5.174%(ff)	02/13/30		2,115	2,171,091
Sub. Notes
5.827%(ff)	02/13/35		155	161,742
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30		200	208,050
6.645%(ff)	04/25/35		85	93,251
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		343	353,517
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	1,400	1,313,960
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	269,220
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32	EUR	100	93,694
3.500%	01/15/30	EUR	200	230,474
Covered Bonds, EMTN
3.500%	07/15/33	EUR	200	233,956
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	200	202,555
4.375%	11/27/33	EUR	100	118,493
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	233,989
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	250	296,604
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29	EUR	425	491,286
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		585	556,737
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,264,845

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.500%(ff)	07/12/35	EUR	300	$345,507
Sr. Preferred Notes
5.414%	05/10/29(a)		705	732,262
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	143,121
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	591,192
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	1,063,492
3.500%	07/02/25	CNH	2,200	316,473
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	382,587
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27(a)		1,300	1,321,112
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	789,687
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		2,155	1,842,539
4.482%(ff)	08/23/28		340	341,795
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29(a)		615	563,566
3.000%(ff)	07/22/28	GBP	1,385	1,755,167
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		465	491,885
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, EMTN
5.625%	03/08/33	EUR	340	427,631
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,130	1,123,100
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	51,528
2.069%(ff)	06/01/29		1,230	1,138,018
2.545%(ff)	11/08/32		415	365,017
2.580%(ff)	04/22/32(a)		72	64,204
3.702%(ff)	05/06/30(a)		311	302,516
4.851%(ff)	07/25/28		425	432,778
5.012%(ff)	01/23/30		1,050	1,076,902
5.040%(ff)	01/23/28(a)		55	55,929
5.294%(ff)	07/22/35(a)		375	391,220
5.336%(ff)	01/23/35(a)		100	104,557
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	185	211,887
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	340	349,610
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	$656,202
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	976,914
5.173%(ff)	01/16/30		635	654,525
5.320%(ff)	07/19/35		135	140,262
5.449%(ff)	07/20/29		250	259,640
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	134,250
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,227,666
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		430	384,091
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		1,000	1,031,424
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27(a)		500	513,616
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	1,594	1,692,447
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	144,335
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	310,745
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		400	346,075
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,257,669
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.688%(ff)	05/14/28(a)		610	626,165
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26(a)		315	321,932
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26(a)		315	318,218
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30		400	414,076
5.867%(ff)	06/08/34		100	106,350
7.161%(ff)	10/30/29		300	329,014
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34(a)		165	176,079
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
5.617%(ff)	09/13/30		255	266,342
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	314,800

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.750%(ff)	03/17/32	EUR	535	$640,540
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		1,545	1,508,748
Wells Fargo & Co.,
Sr. Unsec’d. Notes
6.303%(ff)	10/23/29		365	390,298
6.491%(ff)	10/23/34		155	173,269
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30		1,380	1,422,660
5.557%(ff)	07/25/34		170	178,345
				73,258,012
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		350	330,612
5.550%	01/23/49		175	188,579
Molson Coors Beverage Co.,
Gtd. Notes
3.800%	06/15/32	EUR	1,000	1,144,429
				1,663,620
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	03/02/28		305	314,184
5.600%	03/02/43		55	57,646
Royalty Pharma PLC,
Gtd. Notes
5.150%	09/02/29		210	215,149
5.900%	09/02/54		150	154,767
				741,746
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	530	611,896
4.375%	05/29/25	EUR	500	559,884
4.500%	11/29/32	EUR	400	479,968
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	697,297
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,200	1,174,729
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30		365	346,744
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	165	166,721
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,295	2,307,376
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,164	$2,045,467
				8,390,082
Chemicals — 0.0%
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27		725	751,542
6.330%	07/15/29(a)		180	190,900
6.350%	11/15/28		505	533,561
6.550%	11/15/30		165	177,952
6.700%	11/15/33		25	27,343
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		340	343,345
				2,024,643
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29		200	188,500
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	700	790,719
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	1,069,943
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	1,280,950
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		1,150	1,029,884
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		640	602,285
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	100	100,328
5.125%	06/14/33	EUR	210	253,392
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		275	294,997
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		1,200	1,158,228
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	700	763,862
4.250%	09/25/30	GBP	435	553,949
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29		190	195,684
5.400%	05/01/53		50	52,349

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	$756,707
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	700	798,143
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50(a)		159	116,638
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		590	593,814
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		2,950	2,692,067
3.875%	02/15/31		86	79,987
4.875%	01/15/28(a)		695	690,503
5.250%	01/15/30		1,265	1,265,888
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	67,957
				15,396,774
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	837,798
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
4.908%(c)	12/15/54		100	98,849
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,829	2,654,657
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	155	174,433
				2,829,090
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		440	422,079
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		100	104,585
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		80	82,813
5.350%	01/08/55		100	105,105
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	900	923,658
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30(a)		215	$222,800
6.377%(ff)	06/08/34		230	248,519
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,722	1,856,046
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,243	1,311,310
Gtd. Notes, MTN
5.200%	03/04/34	AUD	900	643,020
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	500	571,241
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		279	327,641
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/31		335	352,563
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		165	168,709
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	71,935
5.500%	08/15/28		837	829,225
6.000%	01/15/27		2,805	2,804,648
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.125%	01/25/29	EUR	325	368,516
5.500%	11/15/33		557	604,037
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,570	2,625,576
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	699	765,973
2.000%	04/16/31		1,134	1,001,141
Gtd. Notes, 144A
1.250%	09/27/30		990	845,609
2.000%	04/16/31		1,372	1,211,257
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,274	2,316,629
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	634,785
5.750%	09/15/31		950	931,096
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,000	1,024,666
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		450	520,632

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	07/02/34	EUR	635	$725,003
				24,620,817
Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	600	610,702
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		379	323,736
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		466	431,464
4.500%	02/15/28		1,181	1,152,941
5.250%	06/01/26		98	97,712
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		845	816,070
5.000%	02/01/31		1,035	1,002,349
5.125%	03/15/28		3,189	3,142,573
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	500	530,099
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,195	1,090,393
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		245	245,296
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	100	144,353
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	344,915
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	310	269,367
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	998,930
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	600	685,522
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,800	2,842,000
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		415	417,565
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		145	149,094
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,405,433
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		800	$700,208
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,030	1,096,033
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
Sr. Sec’d. Notes
5.078%	10/01/54		445	449,576
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	200	203,602
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		140	149,677
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		284	183,662
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		76	66,148
5.783%	09/16/52		40	41,623
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	1,733,619
Gtd. Notes, 144A
3.375%	02/15/29		230	214,462
3.625%	02/15/31		1,378	1,249,433
3.875%	02/15/32(a)		337	307,168
5.250%	06/15/29		201	200,340
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		475	535,502
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,100	1,195,286
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.278%(s)	04/11/31	CAD	1,000	596,199
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		310	241,043
4.200%	03/01/29		734	723,070
4.950%	07/01/50		60	54,641
5.550%	05/15/29		400	415,448
6.100%	01/15/29		310	327,450
6.950%	03/15/34(a)		240	273,168
Sr. Sec’d. Notes
3.250%	06/01/31		90	82,033
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	950,004
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.250%	09/15/26		105	101,489
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		115	111,528

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		120	$126,181
5.850%	11/01/27		240	252,162
5.950%	11/01/32(a)		85	92,518
Southern Co. (The),
Sr. Unsec’d. Notes
5.500%	03/15/29		300	314,798
5.700%	03/15/34(a)		145	155,728
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		2,882	2,943,993
8.000%(ff)	10/15/26(oo)		3,078	3,218,725
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,375	2,550,883
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,547	3,524,290
5.500%	09/01/26		15	15,002
5.625%	02/15/27		1,169	1,167,496
6.875%	04/15/32		515	542,149
				43,806,851
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		625	645,911
6.625%	03/15/32(a)		470	489,336
7.250%	06/15/28		446	456,633
				1,591,880
Electronics — 0.0%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	620	721,265
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	750	843,295
3.700%	08/15/29	EUR	750	851,418
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	700	805,178
4.125%	11/02/34	EUR	265	311,253
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	96,162
				3,628,571
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	1,147,477
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	205,650
2.000%	02/15/33	EUR	3,000	2,954,910
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	2,035	$2,229,288
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		595	570,093
5.500%	07/31/47		400	343,124
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		355	340,140
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		694	639,352
				8,430,034
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,025	1,927,006
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		1,125	1,163,604
7.000%	02/15/30		775	809,780
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,600	1,554,998
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		1,046	1,035,426
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,753	1,196,668
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		570	565,840
4.054%	03/15/29		165	156,317
5.050%	03/15/42		520	424,746
6.412%	03/15/26		305	305,031
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	45,432
7.125%	02/15/31(a)		630	681,946
				9,866,794
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)		470	491,737
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28(a)		495	515,495
5.500%	09/18/26		410	418,965
				1,426,197
Foods — 0.2%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		850	815,574

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	6,320	$8,350,031
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,822,990
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,222	1,499,867
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	1,000	1,139,051
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	507,380
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34		185	186,620
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	606,899
4.375%	01/31/32		874	810,435
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	397,145
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		550	566,581
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,075	1,005,024
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/33		780	780,964
				19,488,561
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		120	110,544
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	73,625
5.875%	08/20/26		376	374,477
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,249,546
				1,697,648
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		390	396,608
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	700	789,763
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		520	$520,095
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,795	2,646,060
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	1,400	1,613,796
3.875%	10/15/36	EUR	400	464,175
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	180	202,441
				6,236,330
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)		194	167,303
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		310	310,004
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		444	403,539
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	135,149
4.625%	06/01/30		2,605	2,479,316
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32		200	184,985
4.125%	06/15/29		65	63,997
5.250%	06/15/26		950	956,915
5.375%	02/01/25		1,645	1,645,493
5.450%	04/01/31		95	98,958
5.875%	02/01/29		490	513,467
5.900%	06/01/53		95	99,132
5.950%	09/15/54		150	157,497
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		50	49,026
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		550	530,793
4.375%	01/15/30		1,710	1,641,496
4.625%	06/15/28		855	839,891
5.125%	11/01/27		1,041	1,037,917
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		243	182,848
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		35	30,142
4.375%	03/15/42		240	224,535
4.750%	07/15/45		47	45,628

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.250%	02/15/28		205	$213,230
				12,011,261
Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.875%	03/25/44		200	222,188
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		134	128,769
6.625%	01/15/28		2,294	2,316,377
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	49,972
7.250%	10/15/29(a)		1,108	1,138,173
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		506	476,171
6.250%	09/15/27		741	739,748
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,165	2,056,750
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,708
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		500	491,425
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,774	1,689,735
5.250%	12/15/27		882	873,533
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	2,209,226
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		310	316,549
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		905	900,674
				13,468,810
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	494,326
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $193,073; purchased 06/15/22)(f)
6.500%	10/01/29		266	169,715
				664,041
Insurance — 0.1%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	300	376,906
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		295	$307,758
5.750%	03/01/54		90	95,275
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	442,982
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		335	332,424
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,000	1,031,598
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	743,621
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	700	712,661
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		170	182,679
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
5.000%	06/06/29		469	486,627
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		162	148,086
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,763,704
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	500	614,854
				7,239,175
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	465	545,983
Meituan (China),
Sr. Unsec’d. Notes, 144A
4.625%	10/02/29		680	676,620
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.550%	08/15/31		180	184,014
5.400%	08/15/54		45	47,122
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	162,062
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.300%	01/15/30		290	288,964
4.800%	09/15/34(a)		75	74,915
5.350%	09/15/54		135	133,907
				2,113,587

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	$1,245,815
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	207,074
Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		1,275	1,376,107
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		1,575	1,575,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		800	816,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		1,025	1,032,688
5.500%	04/01/28		25	25,226
5.625%	09/30/31		940	952,032
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,468,451
				7,245,504
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		195	190,637
6.000%	08/15/29		105	109,020
6.200%	08/15/34		150	156,986
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)		2,009	1,968,762
6.500%	04/15/32		2,000	2,036,095
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,225	1,216,195
				5,677,695
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		300	316,314
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		420	425,838
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	901,370
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27(a)	EUR	3,485	$3,843,250
				5,486,772
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		265	229,046
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		105	92,737
4.500%	08/15/30		50	45,260
4.750%	03/01/30		1,548	1,422,211
5.000%	02/01/28		90	87,573
5.125%	05/01/27		315	309,831
5.375%	06/01/29		245	235,986
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32		400	322,399
3.900%	06/01/52		1,303	853,715
4.800%	03/01/50		163	124,442
5.750%	04/01/48		67	58,380
6.150%	11/10/26		415	426,663
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		185	186,917
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28		500	517,744
5.450%	09/01/34		105	106,173
5.950%	09/01/54		60	59,969
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	1,137,811
4.125%	12/01/30		425	309,758
5.375%	02/01/28		725	610,364
5.500%	04/15/27		430	377,385
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	786,475
5.750%	01/15/30		1,000	517,504
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $45,563; purchased 01/31/24)(f)
6.625%	08/15/27(d)		675	8,695
Sec’d. Notes, 144A (original cost $716,625; purchased 08/30/22)(f)
5.375%	08/15/26(d)		3,675	43,080
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	73,746
7.375%	07/01/28		410	306,368
7.750%	07/01/26		3,439	2,982,841
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,150	2,254,860

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,420	$1,452,258
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,100	1,291,520
5.250%	05/15/29	GBP	675	846,039
				18,077,750
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	170	202,132
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		930	1,051,171
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	402,000
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		650	671,634
				2,326,937
Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	900	1,017,259
3.375%	05/17/32	EUR	700	797,906
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	300	284,790
				2,099,955
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	500	583,456
5.000%	01/24/29		670	690,013
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,395	1,587,564
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	235,530
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	179,632
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	161	149,060
3.000%	10/14/33	EUR	320	367,377
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		600	640,733
				4,433,365
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		865	$833,048
Oil & Gas — 0.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		510	516,208
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	719,827
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		550	527,104
5.125%	10/01/34		150	147,987
5.600%	06/13/28		440	455,172
5.800%	10/01/54		150	147,619
6.000%	06/13/33		385	402,785
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		1,177	1,177,487
9.000%	11/01/27		35	41,967
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)		648	663,588
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	170	150,607
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,481,638
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	218,808
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		720	719,116
5.875%	02/01/29		1,851	1,860,755
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		700	700,009
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	470,289
8.625%	11/01/30		225	238,546
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		800	802,370
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		320	328,462
5.200%	04/18/27(a)		455	464,237
5.750%	04/18/54		115	115,863
5.900%	04/18/64		40	40,426
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		665	658,922
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		145	141,174
6.000%	04/15/30		628	611,887

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.000%	02/01/31		145	$140,833
6.250%	04/15/32		1,041	1,013,688
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,133
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		715	718,920
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		460	474,703
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,300	1,338,435
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,200	1,568,788
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	100	103,175
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	100	102,862
4.875%	02/21/28	EUR	1,700	1,807,199
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		460	457,949
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,107,610
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		1,900	1,892,249
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		115	114,660
5.425%	09/10/64		110	110,279
5.488%	04/05/54		190	195,718
5.638%	04/05/64		85	88,647
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,409,282
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		530	523,375
				27,005,358
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30		1,200	1,067,633
6.000%	06/15/29		1,475	1,526,251
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,311	1,256,192
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,650	$1,587,910
				5,437,986
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		3	2,771
4.700%	05/14/45		50	48,340
4.950%	03/15/31		290	301,375
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		600	600,395
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		323	264,421
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		578	375,700
5.000%	02/15/29		844	487,410
5.250%	01/30/30		2,669	1,494,640
5.250%	02/15/31		657	358,065
6.250%	02/15/29		4,024	2,464,700
7.000%	01/15/28		107	72,760
9.000%	12/15/25		125	119,687
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		450	352,125
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	459,607
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44		90	95,330
5.550%	02/22/54		20	21,208
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.050%	08/14/54		60	61,421
5.200%	08/14/64		25	25,819
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		650	624,751
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		650	611,696
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		315	317,158
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	975	1,136,976
				10,296,355
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,700	1,684,255

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.750%	03/01/27		426	$426,702
6.625%	02/01/32		475	491,369
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		210	217,454
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34		275	283,657
6.042%	08/15/28		565	590,763
6.055%	08/15/26		310	317,601
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		325	347,472
6.497%	08/15/43		155	172,479
Enbridge, Inc. (Canada),
Gtd. Notes
5.250%	04/05/27		465	476,419
6.200%	11/15/30(a)		135	146,934
6.700%	11/15/53		220	253,353
Gtd. Notes, MTN
3.200%	06/08/27	CAD	300	219,677
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,684	1,722,456
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		2,610	2,611,382
Sr. Unsec’d. Notes
5.400%	10/01/47		790	752,226
6.050%	12/01/26		835	864,034
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		1,175	1,209,865
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.103%	08/23/42		200	206,750
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36		200	206,750
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		326	324,234
5.200%	03/01/47		675	640,095
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27		780	780,746
5.050%	11/01/34(a)		135	134,384
5.650%	11/01/28		200	209,087
5.700%	11/01/54		75	74,610
5.800%	11/01/30		110	117,154
5.850%	11/01/64		155	153,975
6.050%	09/01/33		590	630,687
6.350%	01/15/31		80	86,700
6.625%	09/01/53		135	149,837
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		912	883,136
6.000%	12/31/30		750	712,949
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		65	$66,942
6.150%	03/01/29		960	1,022,951
6.500%	03/30/34		265	293,128
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		40	37,801
4.125%	08/15/31		40	37,198
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,695	1,718,101
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		65	64,499
4.050%	02/01/30		825	794,275
5.250%	02/01/50		342	310,557
5.300%	03/01/48		555	504,013
5.450%	04/01/44		775	732,475
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		589	580,426
				24,261,558
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	929,963
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	405,476
1.625%	04/20/30	EUR	200	196,597
2.200%	07/24/25	EUR	2,035	2,241,407
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	463	476,683
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,600	2,562,330
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	2,159,948
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	344,352
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	500	511,748
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	286,607
3.200%	08/14/27	CNH	7,000	1,008,388
				11,123,499

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		1,340	$1,311,753
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	412,241
9.750%	06/15/25		156	155,973
Sr. Unsec’d. Notes
4.750%	02/15/28		979	885,995
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	740,240
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	800	853,385
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		675	493,534
4.625%	08/01/29(a)		280	225,416
5.000%	10/15/27(a)		897	802,604
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	340	407,239
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	500	593,531
5.000%	10/15/29	GBP	800	1,063,753
5.750%	12/05/31	GBP	585	804,227
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,720	1,778,133
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,725	2,520,724
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	600	676,886
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	940,963
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	704,243
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		60	59,562
4.125%	08/15/30		10	9,489
4.250%	12/01/26		30	29,707
4.500%	09/01/26		130	129,396
4.500%	01/15/28		435	429,193
4.625%	06/15/25		70	69,626
5.750%	02/01/27		5	5,089
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	900	1,032,191
				17,135,093
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	$410,767
6.125%	06/15/29		785	805,606
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		110	117,868
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28		975	1,022,494
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		1,875	2,039,129
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	4,301,913
12.000%	11/30/28		1,875	2,086,669
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		75	71,584
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	384,315
3.875%	10/01/31		1,161	1,014,805
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		130	108,622
4.950%	09/15/52		30	29,930
5.400%	06/25/64		185	195,832
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,800	1,680,387
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		695	714,222
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	995,431
				15,979,574
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		294	272,843
2.600%	02/15/33		1,060	907,655
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		40	36,047
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		100	69,521
3.050%	08/12/51		25	16,013
3.250%	11/15/49		50	33,658
4.250%	12/15/42		32	26,763
4.600%	03/25/40		30	27,086
4.800%	10/01/41		40	36,337
4.875%	02/10/26(a)		210	211,030
5.125%	02/10/30		150	153,210

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
5.150%	02/21/34		100	$101,052
5.625%	02/10/43		10	9,941
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		400	440,750
				2,341,906
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.650%	03/25/41		30	24,774
3.950%	03/25/51		50	40,254
5.375%	09/27/54		250	250,267
5.550%	02/06/53		235	240,416
				555,711
Telecommunications — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		3,450	2,760,000
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		720	693,731
3.500%	06/01/41		147	120,425
3.950%	04/30/31	EUR	850	984,252
5.539%	02/20/26		315	314,974
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/20/34	EUR	720	821,658
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27		315	321,953
5.300%	02/26/54		150	159,077
5.350%	02/26/64		215	228,129
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	254,250
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,675	1,660,490
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		200	202,182
7.000%	10/15/28		200	202,764
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	400	463,730
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,400	1,531,924
10.750%	12/15/30		3,575	3,926,926
11.000%	11/15/29		3,350	3,713,671
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	1,300	1,431,177
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	$117,906
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		773	960,339
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		260	261,082
7.625%	03/01/26		25	25,806
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		55	42,221
5.500%	01/15/55(a)		225	232,871
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	03/16/27		280	279,518
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,300	1,553,108
4.500%	07/15/31	GBP	2,100	2,409,197
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		450	458,320
				26,131,681
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,787,750
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	500	490,674
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	700	795,109
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		6,650	6,995,228
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	482,834
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	99,567
0.400%	12/19/36	EUR	240	222,197
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	800	631,027
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	183,407
7.125%	02/01/32		495	520,282
				12,208,075

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		780	$802,831
5.350%	01/12/27		20	20,380
5.550%	05/01/28(a)		195	201,545
5.750%	05/24/26		490	499,046
6.050%	08/01/28		350	368,259
				1,892,061
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		111	81,479
Thames Water Utilities Finance PLC (United Kingdom),
Sr. Sec’d. Notes
0.875%	01/31/28	EUR	400	318,510
Sr. Sec’d. Notes, EMTN
4.375%	01/18/31	EUR	350	282,345
				682,334

Total Corporate Bonds (cost $495,475,109)				494,220,120
Floating Rate and Other Loans — 0.2%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.978%(c)	11/17/28		975	920,989
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	03/01/29		2,230	2,217,756
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%
8.319%(c)	03/20/28		1,768	1,764,487
Housewares — 0.0%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
8.960%(c)	10/06/28		25	20,036
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.597%(c)	01/18/28		199	193,758
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		398	476,658
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^		378	340,160
Second Lien Term Loan, 1 Month SOFR + 3.400%
8.175%(c)	08/24/26		2,264	24,334
				1,034,910
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail — 0.1%
Peer Holding III BV (Netherlands),
Term Loan B-6, 3 Month EURIBOR + 3.250%
6.595%(c)	07/01/31	EUR	6,000	$6,683,074
Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.002%(c)	05/25/27		1,337	1,319,794
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	8,050	8,972,059
				10,291,853

Total Floating Rate and Other Loans (cost $22,417,661)				22,933,105
Municipal Bonds — 0.0%
California — 0.0%
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51		260	194,649
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue,
Revenue Bonds, BABs
5.735%	06/01/39		55	57,896
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48		160	183,684
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27		485	453,803
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		1,110	972,201
				1,862,233
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40		240	272,929

Total Municipal Bonds (cost $2,210,828)				2,135,162
Residential Mortgage-Backed Securities — 0.0%
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		486	483,713
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.530%(c)	03/25/42		130	143,365
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.530%(c)	03/25/42		100	108,043
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.730%(c)	04/25/34		150	152,865

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.280%(c)	11/25/41		90	$90,337
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47		366	333,944
Series 2022-024, Class AD
4.000%	05/25/49		94	91,483
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.380%(c)	09/25/41		430	433,293
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.630%(c)	12/25/41		200	202,528
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		63	9,621
Series 4910, Class MI, IO
4.000%	08/25/49		80	16,238
Series 5020, Class IH, IO
3.000%	08/25/50		373	63,310
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		706	698,747
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49		512	459,370
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.880%(c)	04/25/34		114	114,213
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.180%(c)	04/25/34		200	203,462
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.969%(c)	10/25/59		21	21,382
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		500	499,839

Total Residential Mortgage-Backed Securities (cost $4,041,100)				4,125,753
Sovereign Bonds — 1.4%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,473,549
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	3,321	1,951,922
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	753	513,283
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	7,490	$2,921,340
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,441	938,070
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	6,133	4,351,351
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	230,012
4.690%	10/28/34	EUR	200	237,605
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	411,924
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	800	956,766
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	400	385,387
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,784	3,781,654
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	514,932
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	55	65,863
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	50	33,666
Sr. Unsec’d. Notes, Series 7Y
4.125%	09/23/29	EUR	900	1,046,918
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.500%	07/04/44	EUR	134	149,839
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	464,446
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	500	394,510
Canadian Government Bond (Canada),
Bonds
1.250%	03/01/27	CAD	1,257	896,467
1.750%	12/01/53	CAD	190	103,258
2.000%	06/01/32	CAD	471	327,442
4.000%	06/01/41	CAD	264	217,677
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	81,950
3.950%	06/29/43	CNH	18,500	3,089,138
4.000%	11/30/35	CNH	5,000	821,772
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,399,703
City of Montreal Canada (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	370,235
4.400%	12/01/43	CAD	550	408,532

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
City of Toronto Canada (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	$183,449
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,070	2,298,045
Colombian TES (Colombia),
Bonds, Series B
6.250%	07/09/36	COP	688,500	119,452
7.000%	03/26/31	COP	890,000	186,429
7.250%	10/18/34	COP	269,600	52,859
7.250%	10/26/50	COP	1,122,000	183,691
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	103,523
1.125%	03/04/33	EUR	200	192,645
1.500%	06/17/31	EUR	2,205	2,261,971
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	2,384,494
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 125
1.500%	04/24/40	CZK	1,680	52,617
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	4,220	163,308
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	1,880	66,351
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,624	309,371
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	255	306,235
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	493	440,267
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	490	485,554
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	935	580,286
1.625%	12/04/29	EUR	902	965,963
3.000%	12/04/34	EUR	717	813,678
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	340	389,796
French Republic Government Bond OAT (France),
Bonds, 144A
2.500%	09/24/27	EUR	812	908,375
2.750%	02/25/30	EUR	337	379,135
3.000%	06/25/49	EUR	666	688,770
3.250%	05/25/55	EUR	494	518,436
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,400	4,326,491
3.375%	06/15/34	EUR	126	143,204
4.125%	06/15/54	EUR	1,014	1,162,247
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	$157,891
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	606,558
Hungary Government Bond (Hungary),
Bonds, Series 28/B
4.500%	03/23/28	HUF	52,400	141,451
Bonds, Series 29/A
2.000%	05/23/29	HUF	30,880	73,741
Bonds, Series 35/A
7.000%	10/24/35	HUF	1,230	3,660
Bonds, Series 38/A
3.000%	10/27/38	HUF	39,030	76,028
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.125%	05/22/28		200	208,512
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	202,824
6.750%	09/25/52		200	225,450
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	3,290	3,119,791
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	1,000	1,016,134
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	1,008,653
5.650%	01/11/53		300	325,687
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,618,292
Indonesia Treasury Bond (Indonesia),
Bonds, Series 089
6.875%	08/15/51	IDR	1,683,000	111,162
Bonds, Series 090
5.125%	04/15/27	IDR	2,960,000	190,862
Bonds, Series 095
6.375%	08/15/28	IDR	2,518,000	167,395
Bonds, Series 100
6.625%	02/15/34	IDR	4,598,000	306,996
Bonds, Series 101
6.875%	04/15/29	IDR	11,991,000	813,470
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.200%	10/18/30	EUR	258	254,508
1.300%	05/15/33	EUR	210	214,643
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	87,948
1.500%	01/18/27	EUR	100	105,068
6.875%	10/21/34	GBP	200	299,129
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	5,399,344
Sr. Unsec’d. Notes, Series 13Y, 144A
4.050%	10/30/37	EUR	135	157,543

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 15Y, 144A
4.150%	10/01/39	EUR	55	$63,876
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	750,821
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	65	72,083
Sr. Unsec’d. Notes, Series 5Y
3.350%	07/01/29	EUR	465	531,596
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	420	477,101
Japan Government Forty Year Bond (Japan),
Bonds, Series 13
0.500%	03/20/60	JPY	53,450	216,476
Japan Government Ten Year Bond (Japan),
Bonds, Series 365
0.100%	12/20/31	JPY	320,300	2,149,538
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	494,750	3,861,858
Bonds, Series 65
0.400%	12/20/49	JPY	1,094,550	5,258,966
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	185	176,416
2.375%	11/09/28	EUR	1,670	1,809,001
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	738	828,680
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	345	387,554
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	1,137,470	854,748
Bonds, Series 4009
1.500%	09/10/40	KRW	599,580	372,356
Bonds, Series 5203
2.500%	03/10/52	KRW	989,770	697,358
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,612,670	1,156,431
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	549,787
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	731,966
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	359,305
Malaysia Government Bond (Malaysia),
Bonds, Series 0123
4.457%	03/31/53	MYR	220	55,638
Bonds, Series 0223
3.519%	04/20/28	MYR	767	186,333
Bonds, Series 0307
3.502%	05/31/27	MYR	1,420	345,735
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 120
4.065%	06/15/50	MYR	318	$75,699
Bonds, Series 419
3.828%	07/05/34	MYR	377	92,110
Mexican Bonos (Mexico),
Bonds, Series M
7.000%	09/03/26	MXN	11,812	574,064
8.000%	07/31/53	MXN	5,321	225,763
8.500%	03/01/29	MXN	10,999	544,709
Bonds, Series M20
7.500%	06/03/27	MXN	8,579	419,073
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	59,638	2,712,851
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,510,710
2.250%	08/12/36	EUR	735	641,237
6.000%	05/07/36		200	203,600
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	745	586,840
0.000%	01/15/52	EUR	118	64,956
2.500%	01/15/30	EUR	571	646,042
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	1,346	875,353
4.750%	02/20/37	AUD	589	397,323
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0437
2.750%	04/15/37	NZD	1,550	817,452
Unsec’d. Notes, Series 0534
4.250%	05/15/34	NZD	519	329,527
Unsec’d. Notes, Series 0536
4.250%	05/15/36	NZD	5,569	3,476,381
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	705	308,357
Unsec’d. Notes, Series 0554
5.000%	05/15/54	NZD	4,551	2,946,055
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	2,777	257,268
Sr. Unsec’d. Notes, Series 488, 144A
3.625%	05/31/39	NOK	305	29,718
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	178,500
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	909	229,924
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,399,426
5.875%	08/08/54		40	41,916
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,515,277
1.200%	04/28/33	EUR	1,170	1,083,422

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, Series 11Y, 144A
2.875%	10/20/34	EUR	420	$474,497
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
5.200%	05/15/34	AUD	545	387,315
Unsec’d. Notes
3.100%	06/01/50	CAD	181	112,047
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	184	105,784
Sr. Unsec’d. Notes, MTN
5.250%	05/23/34	AUD	1,340	955,743
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, MTN
4.850%	08/28/34	AUD	720	497,080
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		604	590,452
2.550%	12/02/52	CAD	303	167,437
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	869	1,064,287
Unsec’d. Notes
3.450%	06/02/45	CAD	439	294,876
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		1,190	1,158,882
Unsec’d. Notes
3.100%	12/01/51	CAD	678	418,478
3.500%	12/01/45	CAD	102	68,648
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	200	128,866
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	668	447,911
5.000%	07/21/37	AUD	460	316,813
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	481	497,225
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	418	351,473
2.900%	02/20/33	EUR	201	229,097
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,436	1,979,510
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		400	370,199
4.000%	10/17/49		690	531,970
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		660	679,734
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	174	35,898
Bonds, Series 1034
5.000%	10/25/34	PLN	1,067	271,675
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.125%	09/18/34		81	$83,202
5.500%	03/18/54		30	30,542
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	395	97,423
Bonds, Series 15Y
4.750%	10/11/34	RON	885	171,869
Bonds, Series 8Y
4.850%	07/25/29	RON	585	122,405
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	89	66,903
3.624%	05/26/30	EUR	35	37,032
5.750%	03/24/35		174	172,695
5.875%	01/30/29		150	153,563
6.625%	02/17/28		118	123,251
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	43,204
5.375%	03/22/31	EUR	235	267,476
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	1,897,921
3.875%	10/29/35	EUR	45	43,204
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	1,016,527
Sr. Unsec’d. Notes, 144A, MTN
5.000%	01/16/34		200	204,000
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30(a)	EUR	2,350	2,283,192
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,875	2,047,855
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	500	557,430
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	135	88,907
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	454,894
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	56,759
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	355,315
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		1,400	1,458,520
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	813	947,373
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	4,001,513
1.200%	10/31/40	EUR	440	359,179

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
1.900%	10/31/52	EUR	600	$468,053
3.450%	10/31/34	EUR	1,058	1,230,686
3.450%	07/30/43	EUR	368	407,111
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	137,377
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	570,842
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	3,140	304,460
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	151	209,865
3.250%	06/27/27	CHF	517	656,647
3.500%	04/08/33	CHF	457	678,942
Thailand Government Bond (Thailand),
Bonds
2.750%	06/17/52	THB	3,909	114,169
Sr. Unsec’d. Notes
2.400%	11/17/27	THB	5,194	162,127
2.500%	11/17/29	THB	3,281	103,087
2.800%	06/17/34	THB	2,690	85,689
4.000%	06/17/55	THB	1,666	60,608
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	3,976	2,059,204
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	823	396,416
United Kingdom Gilt (United Kingdom),
Bonds
3.250%	01/31/33	GBP	4,436	5,645,740
4.250%	12/07/46	GBP	135	173,088
4.375%	07/31/54	GBP	1,596	2,060,541
4.750%	10/22/43	GBP	863	1,192,936
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	1,167	1,590,373

Total Sovereign Bonds (cost $167,103,303)				162,761,781
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		169	141,616
2.000%	10/01/35		236	217,706
2.000%	08/01/40		314	276,227
2.000%	03/01/51		47	39,642
2.000%	05/01/51		310	259,433
2.500%	06/01/30		46	44,770
2.500%	11/01/35		63	59,671
2.500%	01/01/51		667	582,716
2.500%	02/01/51		110	96,335
2.500%	07/01/51		80	69,860
2.500%	08/01/51		530	462,066
2.500%	11/01/51		143	126,241
3.000%	06/01/30		13	12,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	01/01/32	62	$59,985
3.000%	09/01/35	53	50,975
3.000%	08/01/46	171	156,922
3.000%	01/01/50	148	135,395
3.000%	02/01/50	171	156,176
3.500%	10/01/30	12	11,413
3.500%	12/01/30	16	16,260
3.500%	04/01/33	38	36,998
3.500%	08/01/33	109	107,967
3.500%	07/01/45	76	71,658
3.500%	03/01/48	383	362,348
4.000%	01/01/33	101	100,950
4.000%	06/01/42	33	32,595
4.000%	05/01/44	97	95,285
4.000%	09/01/44	65	63,681
4.000%	04/01/45	17	16,652
4.000%	05/01/45	47	45,942
4.000%	10/01/45	97	94,918
4.000%	05/01/46	57	55,567
4.000%	01/01/47	76	75,199
4.000%	05/01/47	107	104,148
4.500%	12/01/34	17	17,155
4.500%	07/01/41	25	24,823
4.500%	03/01/44	31	31,401
4.500%	12/01/45	61	61,755
4.500%	12/01/45	101	101,707
4.500%	09/01/50	531	527,058
4.500%	01/01/54	998	980,842
5.000%	02/01/42	84	86,499
5.000%	10/01/48	47	47,857
5.500%	08/01/40	6	5,858
5.500%	12/01/53	1,122	1,135,055
6.000%	12/01/52	247	255,122
6.000%	03/01/53	84	87,344
6.000%	08/01/54	224	230,219
6.250%	07/15/32	180	209,892
6.750%	03/15/31(k)	1,865	2,180,906
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29(k)	380	312,183
Federal National Mortgage Assoc.
1.500%	TBA	250	197,461
2.000%	TBA	595	491,804
2.000%	04/01/30	5	4,899
2.000%	07/01/30	22	20,965
2.000%	04/01/31	23	21,892
2.000%	05/01/36	200	185,063
2.000%	06/01/40	110	95,962
2.000%	11/01/40	22	19,192
2.000%	12/01/40	193	169,355
2.000%	01/01/41	56	48,745
2.000%	07/01/41	93	81,532
2.000%	11/01/41	360	314,198
2.000%	07/01/50	135	112,975
2.000%	12/01/50	562	472,549
2.000%	02/01/51	507	421,941
2.000%	03/01/51	137	115,703
2.000%	03/01/51	162	136,557

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	07/01/51	418	$349,460
2.000%	10/01/51	781	657,493
2.500%	TBA	929	801,807
2.500%	06/01/30	12	11,875
2.500%	07/01/30	26	25,573
2.500%	10/01/34	69	65,555
2.500%	04/01/37	323	300,306
2.500%	04/01/45	8	7,290
2.500%	09/01/46	8	6,915
2.500%	07/01/50	35	30,495
2.500%	12/01/51	313	273,683
2.500%	01/01/52	817	712,655
3.000%	TBA	1,200	1,076,905
3.000%	06/01/30	42	40,551
3.000%	07/01/30	5	4,717
3.000%	07/01/30	30	28,839
3.000%	07/01/30	60	58,340
3.000%	09/01/30	29	28,335
3.000%	11/01/30	14	13,712
3.000%	03/01/31	46	44,581
3.000%	04/01/32	123	119,465
3.000%	07/01/33	50	48,058
3.000%	03/01/35	16	15,300
3.000%	09/01/35	26	24,626
3.000%	12/01/40	231	216,277
3.000%	11/01/42	141	130,840
3.000%	06/01/45	153	141,440
3.000%	08/01/45	160	147,453
3.000%	01/01/46	27	25,327
3.000%	10/01/46	59	53,677
3.000%	10/01/46	83	76,556
3.000%	11/01/46	220	201,630
3.000%	12/01/46	92	84,187
3.000%	12/01/49	145	132,671
3.000%	12/01/49	146	133,315
3.000%	03/01/50	146	133,417
3.000%	05/01/50	150	137,054
3.000%	08/01/50	117	106,499
3.500%	12/01/29	20	19,462
3.500%	05/01/30	17	16,434
3.500%	10/01/30	26	25,506
3.500%	11/01/32	31	30,339
3.500%	02/01/37	25	24,013
3.500%	06/01/42	115	109,574
3.500%	10/01/43	230	219,199
3.500%	04/01/47	275	261,525
3.500%	08/01/47	43	40,912
3.500%	10/01/50	780	734,131
3.500%	07/01/51	225	212,566
3.500%	09/01/57	174	161,437
3.500%	05/01/58	155	143,820
4.000%	04/01/35	28	27,453
4.000%	03/01/41	61	60,207
4.000%	11/01/42	87	85,770
4.000%	06/01/44	33	32,011
4.000%	11/01/44	91	89,768
4.000%	03/01/45	21	20,788
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	11/01/45	32	$31,676
4.000%	01/01/47	94	90,820
4.000%	04/01/47	67	65,248
4.000%	04/01/47	97	94,279
4.000%	12/01/47	190	185,474
4.000%	10/01/48	160	156,302
4.000%	02/01/49	240	232,872
4.260%	03/01/29	215	216,934
4.480%	02/01/29	189	192,353
4.500%	01/01/42	45	45,911
4.500%	03/01/44	19	19,292
4.500%	06/01/44	5	4,985
4.500%	05/01/48	121	120,178
4.500%	06/01/48	65	64,628
4.500%	01/01/51	188	188,136
4.500%	10/01/53	322	316,729
4.570%	01/01/29	200	203,602
4.820%	04/01/29	190	195,546
4.910%	01/01/29	200	206,339
4.920%	12/01/28	200	205,477
5.000%	TBA	785	784,479
5.000%	05/01/38	44	45,802
5.280%	01/01/29	200	208,102
5.500%	TBA	2,550	2,579,528
5.500%	07/01/38	25	25,387
5.500%	05/01/39	30	31,219
5.500%	05/01/40	16	16,695
5.500%	01/01/54	56	56,699
5.500%	05/01/54	72	73,305
5.500%	08/01/54	469	474,446
6.000%	TBA	1,525	1,558,594
6.000%	02/01/36	18	18,389
6.000%	07/01/38	144	148,392
6.000%	09/01/38	134	137,830
6.000%	11/01/38	16	17,208
6.000%	09/01/39	40	42,229
6.000%	06/01/40	23	23,833
6.000%	05/01/53	172	177,874
6.500%	TBA	575	592,764
6.625%	11/15/30(k)	855	989,127
7.000%	TBA	225	233,733
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	99,605
Government National Mortgage Assoc.
2.000%	TBA	940	796,869
2.500%	TBA	575	506,697
2.500%	01/20/47	37	32,992
2.500%	11/20/49	324	287,088
2.500%	08/20/51	298	263,020
3.000%	05/20/43	138	128,439
3.000%	11/20/43	162	150,443
3.000%	01/15/45	21	19,512
3.000%	04/20/45	137	127,473
3.000%	02/20/47	140	129,289
3.000%	06/20/47	316	291,383
3.000%	12/20/49	116	105,804
3.000%	01/20/50	137	125,774

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/15/45	22	$21,474
3.500%	09/20/45	159	151,774
3.500%	07/20/47	494	469,408
3.500%	08/20/47	164	155,999
3.500%	09/20/47	32	30,193
3.500%	11/20/47	26	24,315
3.500%	12/20/47	24	22,705
3.500%	03/20/48	88	83,067
4.000%	TBA	160	154,683
4.000%	03/15/44	45	44,486
4.000%	02/20/46	22	21,705
4.000%	03/20/46	100	98,387
4.000%	07/20/47	175	171,149
4.000%	12/20/47	65	63,143
4.000%	09/20/48	134	131,104
4.000%	06/20/50	20	19,536
4.500%	10/15/41	26	26,141
5.000%	TBA	815	816,305
5.000%	06/15/38	13	12,928
5.000%	12/15/39	19	19,694
5.000%	10/20/42	6	6,121
5.000%	03/15/44	78	80,624
5.500%	TBA	300	302,889
6.000%	10/20/54	375	381,695
U.S. International Development Finance Corp.
3.250%	10/15/30	694	678,436

Total U.S. Government Agency Obligations (cost $42,165,663)			40,352,814
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	66,220	46,943,772
2.000%	08/15/51(k)	7,840	5,049,450
2.250%	05/15/41(k)	46,870	36,331,573
3.000%	02/15/49	25,410	20,570,189
3.125%	11/15/41	415	366,562
3.875%	05/15/43	1,660	1,598,528
4.000%	11/15/42(k)	624	614,152
4.125%	08/15/53	816	812,812
4.375%	08/15/43(h)(k)	3,285	3,378,417
4.750%	11/15/43	14,842	16,015,446
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	1,349	1,364,567
U.S. Treasury Notes
1.250%	06/30/28(k)	1,465	1,345,969
2.750%	08/15/32	10,715	10,015,177
3.250%	06/30/29	4	3,942
3.500%	02/15/33(h)	13,705	13,469,445
3.625%	03/31/28	4,781	4,791,085
3.875%	08/15/33	601	605,977
4.125%	02/15/27	590	596,822
4.250%	12/31/25(k)	20,000	20,091,406
4.375%	07/15/27	618	630,988
4.625%	06/30/26	2,400	2,436,938
4.875%	04/30/26	2,157	2,193,905
4.875%	10/31/28	4,028	4,225,309
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	$491,992
1.963%(s)	08/15/41	10,650	5,127,809
2.117%(s)	05/15/44(k)	1,665	698,129
3.074%(s)	11/15/40(k)	12,355	6,171,709
3.825%(s)	05/15/41(h)(k)	37,655	18,359,754
4.704%(s)	05/15/43(k)	10,835	4,769,516
4.715%(s)	11/15/41	460	218,716
4.734%(s)	11/15/43	825	355,040
4.920%(s)	08/15/48	1,420	493,339
4.929%(s)	11/15/42	9,200	4,142,875

Total U.S. Treasury Obligations (cost $241,514,776)			234,281,310

Total Long-Term Investments (cost $9,183,419,867)			10,706,707,693

	Shares
Short-Term Investments — 11.9%
Affiliated Mutual Funds — 11.3%
PGIM Core Ultra Short Bond Fund(wa)	1,254,991,889	1,254,991,889
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $107,737,046; includes $107,195,135 of cash collateral for securities on loan)(b)(wa)	107,781,706	107,738,593

Total Affiliated Mutual Funds (cost $1,362,728,935)		1,362,730,482

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations(n) — 0.1%
Japan Treasury Discount Bills, Series 1250
0.112%	11/18/24	JPY	428,850	2,983,558
Japan Treasury Discount Bills, Series 1252
0.097%	11/25/24	JPY	187,750	1,306,180

Total Foreign Treasury Obligations (cost $4,190,530)					4,289,738
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
4.251%	10/01/24		1,354	1,353,815
(cost $1,354,000)
U.S. Treasury Obligation(k)(n) — 0.5%
U.S. Treasury Bills
4.799%	12/19/24		60,360	59,763,487
(cost $59,732,155)

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 4.831%) (Institutional Shares)	2,808,129	$2,808,129
(cost $2,808,129)

Total Short-Term Investments (cost $1,430,813,749)		1,430,945,651

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—100.9% (cost $10,614,233,616)		12,137,653,344

Option Written*~ — (0.0)%
(premiums received $60,326)	(19,387)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—100.9% (cost $10,614,173,290)	12,137,633,957

Liabilities in excess of other assets(z) — (0.9)%	(111,517,847)

Net Assets — 100.0%	$12,026,116,110

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BOM	Bank of Montreal
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CIBC	Canadian Imperial Bank of Commerce
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
IG	Investment Grade
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NOM	Nomura Securities Co.
NSA	Non-Seasonally Adjusted
NWM	NatWest Markets PLC
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $340,160 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,668,781; cash collateral of $107,195,135 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $955,261. The aggregate value of $221,490 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/17/24	$(325)		$(297,295)
Federal National Mortgage Assoc.	3.000%	TBA	10/17/24	(305)		(292,526)
Federal National Mortgage Assoc.	3.500%	TBA	10/15/24	(1,385)		(1,289,668)
Federal National Mortgage Assoc.	3.500%	TBA	10/17/24	(225)		(220,238)
Federal National Mortgage Assoc.	4.000%	TBA	10/17/24	(100)		(99,292)
Federal National Mortgage Assoc.	4.000%	TBA	11/14/24	(2,489)		(2,392,188)
Federal National Mortgage Assoc.	4.500%	TBA	10/15/24	(1,012)		(994,823)
Federal National Mortgage Assoc.	4.500%	TBA	10/17/24	(510)		(511,507)
Government National Mortgage Assoc.	3.000%	TBA	10/21/24	(275)		(250,744)
Government National Mortgage Assoc.	3.500%	TBA	10/21/24	(341)		(320,352)
Government National Mortgage Assoc.	4.500%	TBA	10/21/24	(155)		(153,042)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,847,302)						$(6,821,675)
Option Written:
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42. V1(Q)	77,840		$(19,387)
(premiums received $60,326)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	3 Month CME SOFR	Mar. 2025	$1,919,200	$16,392
8	3 Month CME SOFR	Jun. 2025	1,929,700	22,785
2,326	2 Year U.S. Treasury Notes	Dec. 2024	484,371,329	455,895
17	5 Year Government of Canada Bond	Dec. 2024	1,451,055	9,906
83	5 Year Euro-Bobl	Dec. 2024	11,091,594	19,193
3,126	5 Year U.S. Treasury Notes	Dec. 2024	343,493,664	115,322
9	10 Year Canadian Government Bonds	Dec. 2024	831,890	(704)
11	10 Year Mini Japanese Government Bonds	Dec. 2024	1,106,773	(532)
2,167	10 Year U.S. Treasury Notes	Dec. 2024	247,647,469	22,237
1,363	10 Year U.S. Ultra Treasury Notes	Dec. 2024	161,238,647	(119,321)
667	20 Year U.S. Treasury Bonds	Dec. 2024	82,833,063	(425,210)
2	30 Year Euro Buxl	Dec. 2024	303,400	2,581
1,723	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	229,320,531	(2,255,245)
481	Euro Schatz Index	Dec. 2024	57,384,190	89,916
100	Euro-OAT	Dec. 2024	14,119,195	41,535
1,792	Mini MSCI EAFE Index	Dec. 2024	222,906,880	4,425,165
258	Russell 2000 E-Mini Index	Dec. 2024	29,014,680	501,868
1,436	S&P 500 E-Mini Index	Dec. 2024	417,463,150	8,851,581
				11,773,364
Short Positions:
43	3 Month CME SOFR	Dec. 2024	10,241,525	(12,241)
8	3 Month CME SOFR	Sep. 2025	1,935,800	(25,315)
8	3 Month CME SOFR	Dec. 2025	1,938,700	(24,915)
8	3 Month CME SOFR	Mar. 2026	1,940,000	(23,915)
8	3 Month CME SOFR	Jun. 2026	1,940,500	(22,809)
83	3 Year Australian Treasury Bonds	Dec. 2024	6,150,156	3,469
A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
180	5 Year Euro-Bobl	Dec. 2024	$24,054,058	$(185,187)
75	1 Year Eris SOFR Swap Futures	Sep. 2025	7,506,165	(49,573)
221	10 Year Euro-Bund	Dec. 2024	33,191,150	(287,802)
27	10 Year Japanese Bonds	Dec. 2024	27,173,769	(58,140)
3	10 Year Korea Treasury Bonds	Dec. 2024	269,282	1,012
43	10 Year U.K. Gilt	Dec. 2024	5,658,628	48,129
88	10 Year U.S. Treasury Notes	Dec. 2024	10,056,750	10,225
45	10 Year U.S. Ultra Treasury Notes	Dec. 2024	5,323,360	52,745
510	20 Year U.S. Treasury Bonds	Dec. 2024	63,335,625	471,681
26	30 Year Euro Buxl	Dec. 2024	3,944,202	(35,108)
113	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	15,039,594	130,567
165	10 Year Australian Treasury Bonds	Dec. 2024	13,277,643	107,192
25	Bloomberg Investment Grade Duration Hedged Index	Dec. 2024	2,554,375	1,929
52	British Pound Currency	Dec. 2024	4,346,550	(66,576)
526	Euro Currency	Dec. 2024	73,419,738	(191,314)
31	Euro Schatz Index	Dec. 2024	3,698,357	(15,531)
36	Euro-BTP Italian Government Bond	Dec. 2024	4,867,716	(71,019)
				(242,496)
				$11,530,868
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/24	BARC	AUD	25,856	$17,863,910	$17,876,129	$12,219	$—
Expiring 10/02/24	BARC	AUD	8,351	5,658,604	5,773,652	115,048	—
Expiring 10/02/24	BARC	AUD	690	473,029	477,047	4,018	—
Expiring 10/02/24	BARC	AUD	388	263,242	268,252	5,010	—
Expiring 10/02/24	BARC	AUD	387	262,996	267,561	4,565	—
Expiring 10/02/24	BARC	AUD	345	234,384	238,523	4,139	—
Expiring 10/02/24	BARC	AUD	345	237,937	238,524	587	—
Expiring 10/02/24	BARC	AUD	326	222,687	225,388	2,701	—
Expiring 10/02/24	BARC	AUD	326	222,097	225,388	3,291	—
Expiring 10/02/24	BNP	AUD	1,035	704,977	715,571	10,594	—
Expiring 10/02/24	BNP	AUD	865	595,800	598,037	2,237	—
Expiring 10/02/24	BNP	AUD	607	410,095	419,884	9,789	—
Expiring 10/02/24	BNP	AUD	411	277,237	284,249	7,012	—
Expiring 10/02/24	BNP	AUD	350	234,971	241,981	7,010	—
Expiring 10/02/24	BNP	AUD	209	141,753	144,497	2,744	—
Expiring 10/02/24	BNP	AUD	175	117,748	120,990	3,242	—
Expiring 10/02/24	BNP	AUD	175	117,884	120,991	3,107	—
Expiring 10/02/24	BNP	AUD	81	54,924	56,001	1,077	—
Expiring 10/02/24	BNP	AUD	50	33,768	34,569	801	—
Expiring 10/02/24	BOA	AUD	1,040	711,845	719,027	7,182	—
Expiring 10/02/24	BOA	AUD	175	117,814	120,990	3,176	—
Expiring 10/02/24	CBA	AUD	350	236,815	241,981	5,166	—
Expiring 10/02/24	CITI	AUD	705	473,745	487,418	13,673	—
Expiring 10/02/24	CITI	AUD	700	466,309	483,961	17,652	—
Expiring 10/02/24	CITI	AUD	350	238,405	241,981	3,576	—
Expiring 10/02/24	CITI	AUD	175	117,301	120,990	3,689	—
Expiring 10/02/24	CITI	AUD	175	117,425	120,990	3,565	—
Expiring 10/02/24	CITI	AUD	110	75,049	76,051	1,002	—
A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/24	DB	AUD	690	$466,175	$477,047	$10,872	$—
Expiring 10/02/24	GSI	AUD	890	594,783	615,322	20,539	—
Expiring 10/02/24	GSI	AUD	350	238,161	241,980	3,819	—
Expiring 10/02/24	GSI	AUD	350	233,343	241,980	8,637	—
Expiring 10/02/24	GSI	AUD	175	117,583	120,991	3,408	—
Expiring 10/02/24	HSBC	AUD	1,050	702,828	725,941	23,113	—
Expiring 10/02/24	HSBC	AUD	350	235,506	241,980	6,474	—
Expiring 10/02/24	JPM	AUD	180	120,462	124,447	3,985	—
Expiring 10/02/24	JPM	AUD	175	117,753	120,990	3,237	—
Expiring 10/02/24	JPM	AUD	175	117,253	120,990	3,737	—
Expiring 10/02/24	MSI	AUD	1,030	698,968	712,114	13,146	—
Expiring 10/02/24	MSI	AUD	890	594,724	615,322	20,598	—
Expiring 10/02/24	MSI	AUD	880	595,241	608,408	13,167	—
Expiring 10/02/24	MSI	AUD	480	326,723	331,859	5,136	—
Expiring 10/02/24	RBC	AUD	1,065	709,095	736,312	27,217	—
Expiring 10/02/24	RBC	AUD	1,065	711,256	736,312	25,056	—
Expiring 10/02/24	RBC	AUD	1,035	708,738	715,571	6,833	—
Expiring 10/02/24	RBC	AUD	1,035	709,983	715,571	5,588	—
Expiring 10/02/24	RBC	AUD	885	588,747	611,865	23,118	—
Expiring 10/02/24	RBC	AUD	535	357,510	369,884	12,374	—
Expiring 10/02/24	RBC	AUD	525	355,685	362,971	7,286	—
Expiring 10/02/24	RBC	AUD	410	282,538	283,462	924	—
Expiring 10/02/24	RBC	AUD	355	238,145	245,438	7,293	—
Expiring 10/02/24	RBC	AUD	330	221,846	228,153	6,307	—
Expiring 10/02/24	SSB	AUD	705	473,954	487,417	13,463	—
Expiring 10/02/24	SSB	AUD	653	444,287	451,466	7,179	—
Expiring 10/02/24	SSB	AUD	350	236,504	241,981	5,477	—
Expiring 10/02/24	SSB	AUD	345	235,538	238,524	2,986	—
Expiring 10/02/24	SSB	AUD	345	234,165	238,524	4,359	—
Expiring 10/02/24	SSB	AUD	345	236,058	238,524	2,466	—
Expiring 10/02/24	SSB	AUD	239	160,986	165,142	4,156	—
Expiring 10/02/24	SSB	AUD	175	117,828	120,990	3,162	—
Expiring 10/02/24	SSB	AUD	175	117,887	120,991	3,104	—
Expiring 10/02/24	SSB	AUD	175	119,583	120,990	1,407	—
Expiring 10/02/24	SSB	AUD	175	116,381	120,990	4,609	—
Expiring 10/02/24	TD	AUD	1,040	710,587	719,028	8,441	—
Expiring 10/02/24	TD	AUD	175	117,444	120,990	3,546	—
Expiring 10/02/24	UAG	AUD	530	352,968	366,427	13,459	—
Expiring 10/02/24	UAG	AUD	530	355,540	366,427	10,887	—
Expiring 10/02/24	UAG	AUD	355	238,243	245,437	7,194	—
Expiring 10/02/24	UAG	AUD	350	233,218	241,980	8,762	—
Expiring 10/02/24	UAG	AUD	175	117,654	120,991	3,337	—
Expiring 10/02/24	UAG	AUD	175	117,549	120,991	3,442	—
Expiring 10/02/24	WBC	AUD	1,045	713,192	722,485	9,293	—
Expiring 10/02/24	WBC	AUD	1,045	703,964	722,484	18,520	—
Expiring 10/02/24	WBC	AUD	885	587,293	611,865	24,572	—
Expiring 10/21/24	MSI	AUD	373	252,395	258,290	5,895	—
Expiring 11/04/24	BARC	AUD	7,309	5,052,304	5,055,785	3,481	—
Expiring 11/04/24	BNP	AUD	770	534,563	532,629	—	(1,934)
Expiring 11/04/24	DB	AUD	685	474,008	473,832	—	(176)
Expiring 11/04/24	WBC	AUD	340	235,438	235,187	—	(251)
Brazilian Real,
Expiring 10/02/24	BARC	BRL	5,578	1,028,000	1,023,649	—	(4,351)
Expiring 10/02/24	BARC	BRL	2,375	418,687	435,853	17,166	—
Expiring 10/02/24	BNP	BRL	2,360	433,179	433,101	—	(78)
A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/02/24	BOA	BRL	675	$123,153	$123,874	$721	$—
Expiring 10/02/24	CITI	BRL	1,305	236,894	239,490	2,596	—
Expiring 10/02/24	CITI	BRL	780	143,169	143,143	—	(26)
Expiring 10/02/24	DB	BRL	36,496	6,620,922	6,697,573	76,651	—
Expiring 10/02/24	DB	BRL	1,235	226,685	226,644	—	(41)
Expiring 10/02/24	GSI	BRL	2,335	425,551	428,512	2,961	—
Expiring 10/02/24	JPM	BRL	680	125,159	124,792	—	(367)
Expiring 10/02/24	MSI	BRL	390	70,679	71,572	893	—
Expiring 11/04/24	CITI	BRL	2,085	382,600	381,154	—	(1,446)
Expiring 11/04/24	GSI	BRL	42,224	7,591,126	7,718,801	127,675	—
Expiring 11/04/24	MSI	BRL	725	132,626	132,536	—	(90)
British Pound,
Expiring 10/02/24	BARC	GBP	4,825	6,373,564	6,450,781	77,217	—
Expiring 10/02/24	BARC	GBP	541	709,351	723,289	13,938	—
Expiring 10/02/24	BARC	GBP	133	175,833	177,815	1,982	—
Expiring 10/02/24	BARC	GBP	133	175,625	177,814	2,189	—
Expiring 10/02/24	BARC	GBP	1	1,336	1,337	1	—
Expiring 10/02/24	BNP	GBP	543	707,067	725,964	18,897	—
Expiring 10/02/24	BNP	GBP	539	709,296	720,615	11,319	—
Expiring 10/02/24	BNP	GBP	532	712,453	711,257	—	(1,196)
Expiring 10/02/24	BNP	GBP	454	592,614	606,976	14,362	—
Expiring 10/02/24	BNP	GBP	449	595,355	600,290	4,935	—
Expiring 10/02/24	BNP	GBP	242	321,333	323,542	2,209	—
Expiring 10/02/24	BNP	GBP	218	287,239	291,455	4,216	—
Expiring 10/02/24	BNP	GBP	217	286,012	290,118	4,106	—
Expiring 10/02/24	BNP	GBP	177	234,014	236,640	2,626	—
Expiring 10/02/24	BNP	GBP	129	168,101	172,467	4,366	—
Expiring 10/02/24	BNP	GBP	122	160,412	163,108	2,696	—
Expiring 10/02/24	BOA	GBP	12,576	16,830,461	16,813,476	—	(16,985)
Expiring 10/02/24	CITI	GBP	540	711,826	721,953	10,127	—
Expiring 10/02/24	CITI	GBP	537	708,942	717,942	9,000	—
Expiring 10/02/24	CITI	GBP	535	707,538	715,268	7,730	—
Expiring 10/02/24	CITI	GBP	535	712,204	715,268	3,064	—
Expiring 10/02/24	CITI	GBP	335	444,463	447,878	3,415	—
Expiring 10/02/24	CITI	GBP	180	235,516	240,651	5,135	—
Expiring 10/02/24	CITI	GBP	178	234,513	237,977	3,464	—
Expiring 10/02/24	CITI	GBP	177	235,809	236,640	831	—
Expiring 10/02/24	CITI	GBP	168	222,895	224,607	1,712	—
Expiring 10/02/24	CITI	GBP	90	118,722	120,325	1,603	—
Expiring 10/02/24	CITI	GBP	89	119,247	118,988	—	(259)
Expiring 10/02/24	CITI	GBP	89	117,154	118,989	1,835	—
Expiring 10/02/24	GSI	GBP	979	1,286,786	1,308,874	22,088	—
Expiring 10/02/24	GSI	GBP	671	892,024	897,093	5,069	—
Expiring 10/02/24	GSI	GBP	335	447,759	447,878	119	—
Expiring 10/02/24	GSI	GBP	271	352,788	362,314	9,526	—
Expiring 10/02/24	GSI	GBP	217	285,454	290,118	4,664	—
Expiring 10/02/24	GSI	GBP	178	234,018	237,977	3,959	—
Expiring 10/02/24	GSI	GBP	167	223,353	223,271	—	(82)
Expiring 10/02/24	GSI	GBP	90	118,408	120,325	1,917	—
Expiring 10/02/24	HSBC	GBP	3,584	4,797,720	4,791,611	—	(6,109)
Expiring 10/02/24	HSBC	GBP	291	379,886	389,052	9,166	—
Expiring 10/02/24	HSBC	GBP	259	338,214	346,270	8,056	—
Expiring 10/02/24	HSBC	GBP	240	319,019	320,868	1,849	—
Expiring 10/02/24	JPM	GBP	179	234,395	239,314	4,919	—
Expiring 10/02/24	MSI	GBP	1,597	2,105,780	2,135,108	29,328	—
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/24	MSI	GBP	355	$466,108	$474,617	$8,509	$—
Expiring 10/02/24	MSI	GBP	241	317,946	322,205	4,259	—
Expiring 10/02/24	MSI	GBP	178	237,638	237,977	339	—
Expiring 10/02/24	RBC	GBP	539	712,273	720,615	8,342	—
Expiring 10/02/24	SSB	GBP	359	472,489	479,965	7,476	—
Expiring 10/02/24	SSB	GBP	90	118,110	120,325	2,215	—
Expiring 10/02/24	UAG	GBP	539	714,547	720,616	6,069	—
Expiring 10/02/24	UAG	GBP	534	704,180	713,931	9,751	—
Expiring 10/02/24	UAG	GBP	533	686,640	712,594	25,954	—
Expiring 10/02/24	UAG	GBP	335	445,419	447,878	2,459	—
Expiring 10/02/24	UAG	GBP	242	321,399	323,542	2,143	—
Expiring 10/02/24	UAG	GBP	242	321,326	323,542	2,216	—
Expiring 10/02/24	UAG	GBP	177	233,478	236,640	3,162	—
Expiring 10/02/24	UAG	GBP	86	114,531	114,978	447	—
Expiring 11/04/24	BNP	GBP	530	710,405	708,566	—	(1,839)
Expiring 11/04/24	BOA	GBP	7,952	10,641,724	10,631,153	—	(10,571)
Expiring 11/04/24	GSI	GBP	89	119,319	118,986	—	(333)
Expiring 11/04/24	TD	GBP	90	120,641	120,323	—	(318)
Canadian Dollar,
Expiring 10/02/24	BARC	CAD	945	698,094	698,761	667	—
Expiring 10/02/24	BNP	CAD	945	700,868	698,761	—	(2,107)
Expiring 10/02/24	BNP	CAD	608	449,173	449,573	400	—
Expiring 10/02/24	BNP	CAD	350	259,252	258,800	—	(452)
Expiring 10/02/24	BNP	CAD	275	204,576	203,343	—	(1,233)
Expiring 10/02/24	BNP	CAD	250	185,284	185,135	—	(149)
Expiring 10/02/24	BNP	CAD	208	154,653	153,802	—	(851)
Expiring 10/02/24	CIBC	CAD	315	232,219	232,920	701	—
Expiring 10/02/24	CITI	CAD	640	474,981	473,235	—	(1,746)
Expiring 10/02/24	CITI	CAD	480	353,605	354,926	1,321	—
Expiring 10/02/24	HSBC	CAD	10,422	7,705,160	7,706,337	1,177	—
Expiring 10/02/24	HSBC	CAD	2,730	2,022,344	2,018,643	—	(3,701)
Expiring 10/02/24	HSBC	CAD	2,405	1,769,729	1,778,328	8,599	—
Expiring 10/02/24	JPM	CAD	480	353,432	354,927	1,495	—
Expiring 10/02/24	JPM	CAD	325	240,095	240,315	220	—
Expiring 10/02/24	JPM	CAD	320	235,684	236,617	933	—
Expiring 10/02/24	JPM	CAD	295	219,084	218,132	—	(952)
Expiring 10/02/24	JPM	CAD	207	153,923	153,062	—	(861)
Expiring 10/02/24	MSI	CAD	415	308,418	306,864	—	(1,554)
Expiring 10/02/24	MSI	CAD	401	296,256	296,511	255	—
Expiring 10/02/24	MSI	CAD	315	232,842	232,921	79	—
Expiring 10/02/24	RBC	CAD	965	711,579	713,550	1,971	—
Expiring 10/02/24	RBC	CAD	965	710,124	713,550	3,426	—
Expiring 10/02/24	RBC	CAD	955	709,328	706,156	—	(3,172)
Expiring 10/02/24	RBC	CAD	640	474,364	473,235	—	(1,129)
Expiring 10/02/24	RBC	CAD	160	118,833	118,309	—	(524)
Expiring 10/02/24	SSB	CAD	6,065	4,508,114	4,484,642	—	(23,472)
Expiring 10/02/24	SSB	CAD	805	592,336	595,241	2,905	—
Expiring 10/02/24	SSB	CAD	800	589,875	591,544	1,669	—
Expiring 10/02/24	SSB	CAD	160	119,094	118,309	—	(785)
Expiring 10/02/24	SSB	CAD	160	118,663	118,309	—	(354)
Expiring 10/02/24	TD	CAD	315	233,634	232,920	—	(714)
Expiring 10/02/24	UAG	CAD	640	473,534	473,235	—	(299)
Expiring 10/02/24	UAG	CAD	480	347,492	354,926	7,434	—
Expiring 10/02/24	UAG	CAD	350	259,294	258,801	—	(493)
Expiring 10/02/24	UAG	CAD	206	152,170	152,323	153	—
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 11/04/24	BNP	CAD	515	$382,352	$381,111	$—	$(1,241)
Expiring 11/04/24	HSBC	CAD	8,503	6,291,505	6,292,409	904	—
Expiring 11/04/24	RBC	CAD	640	474,069	473,614	—	(455)
Chilean Peso,
Expiring 10/02/24	BOA	CLP	85,200	91,089	94,739	3,650	—
Expiring 10/02/24	CITI	CLP	223,000	239,073	247,966	8,893	—
Expiring 10/02/24	CITI	CLP	44,900	47,616	49,927	2,311	—
Expiring 10/02/24	CITI	CLP	21,100	22,606	23,462	856	—
Expiring 10/02/24	CITI	CLP	5,660	6,305	6,294	—	(11)
Expiring 10/02/24	GSI	CLP	198,800	212,834	221,056	8,222	—
Expiring 10/02/24	GSI	CLP	55,300	61,603	61,491	—	(112)
Expiring 10/02/24	GSI	CLP	27,800	29,956	30,912	956	—
Expiring 10/02/24	JPM	CLP	49,600	55,254	55,153	—	(101)
Expiring 10/02/24	JPM	CLP	32,500	34,537	36,139	1,602	—
Expiring 10/02/24	MSI	CLP	269,329	300,028	299,482	—	(546)
Expiring 10/02/24	MSI	CLP	184,200	199,071	204,823	5,752	—
Expiring 10/02/24	MSI	CLP	1,411	1,556	1,569	13	—
Expiring 11/04/24	CITI	CLP	12,371	13,756	13,753	—	(3)
Expiring 12/18/24	GSI	CLP	1,107,581	1,174,081	1,230,854	56,773	—
Chinese Renminbi,
Expiring 10/08/24	BARC	CNH	5,006	710,755	714,876	4,121	—
Expiring 10/08/24	CA	CNH	3,443	487,242	491,674	4,432	—
Expiring 10/08/24	CA	CNH	1,974	278,514	281,910	3,396	—
Expiring 10/08/24	CA	CNH	1,897	267,658	270,899	3,241	—
Expiring 10/08/24	CBA	CNH	1,393	196,448	198,925	2,477	—
Expiring 10/08/24	CIBC	CNH	3,756	533,750	536,371	2,621	—
Expiring 10/08/24	JPM	CNH	33,715	4,831,614	4,814,634	—	(16,980)
Expiring 10/08/24	JPM	CNH	4,306	616,318	614,913	—	(1,405)
Expiring 10/08/24	JPM	CNH	2,505	348,348	357,724	9,376	—
Expiring 10/08/24	JPM	CNH	2,482	350,401	354,439	4,038	—
Expiring 10/08/24	JPM	CNH	1,840	260,524	262,759	2,235	—
Expiring 10/08/24	JPM	CNH	252	35,532	35,971	439	—
Expiring 10/08/24	SCB	CNH	1,684	236,698	240,482	3,784	—
Expiring 11/04/24	CA	CNH	1,944	279,034	278,284	—	(750)
Expiring 11/12/24	BARC	CNH	7,205	1,012,000	1,032,070	20,070	—
Expiring 05/22/25	JPM	CNH	1,549	222,128	224,485	2,357	—
Expiring 06/20/25	GSI	CNH	1,623	233,369	235,535	2,166	—
Colombian Peso,
Expiring 10/02/24	BARC	COP	288,300	69,035	68,525	—	(510)
Expiring 10/02/24	BARC	COP	102,552	24,508	24,375	—	(133)
Expiring 10/02/24	BNP	COP	741,652	177,501	176,282	—	(1,219)
Expiring 10/02/24	BNP	COP	699,378	167,395	166,233	—	(1,162)
Expiring 10/02/24	BNP	COP	213,650	51,003	50,782	—	(221)
Expiring 10/02/24	BOA	COP	111,098	26,540	26,406	—	(134)
Expiring 10/02/24	CITI	COP	2,381,687	589,388	566,098	—	(23,290)
Expiring 10/02/24	CITI	COP	2,098,134	502,788	498,701	—	(4,087)
Expiring 10/02/24	CITI	COP	1,020,723	251,410	242,614	—	(8,796)
Expiring 10/02/24	CITI	COP	748,900	182,624	178,004	—	(4,620)
Expiring 10/02/24	CITI	COP	427,300	101,884	101,564	—	(320)
Expiring 10/02/24	CITI	COP	356,300	86,042	84,688	—	(1,354)
Expiring 10/02/24	GSI	COP	830,000	198,645	197,280	—	(1,365)
Expiring 10/02/24	JPM	COP	477,400	114,257	113,472	—	(785)
Expiring 10/02/24	MSI	COP	196,200	46,957	46,634	—	(323)
Expiring 11/01/24	BNP	COP	955,302	227,727	226,138	—	(1,589)
Expiring 11/01/24	CITI	COP	2,865,908	684,020	678,412	—	(5,608)
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/18/24	CITI	COP	7,181,578	$1,650,748	$1,690,477	$39,729	$—
Expiring 12/18/24	CITI	COP	6,416,144	1,491,204	1,510,301	19,097	—
Czech Koruna,
Expiring 10/02/24	BNP	CZK	22,962	1,016,892	1,013,825	—	(3,067)
Expiring 10/02/24	BNP	CZK	8,540	379,488	377,061	—	(2,427)
Expiring 10/02/24	BOA	CZK	2,380	105,414	105,083	—	(331)
Expiring 10/02/24	CITI	CZK	2,650	117,566	117,004	—	(562)
Expiring 10/02/24	MSI	CZK	2,650	117,439	117,004	—	(435)
Expiring 10/02/24	MSI	CZK	1,900	84,734	83,889	—	(845)
Expiring 10/02/24	RBC	CZK	2,640	117,137	116,562	—	(575)
Expiring 10/02/24	RBC	CZK	1,060	46,641	46,801	160	—
Expiring 10/02/24	TD	CZK	2,140	94,372	94,486	114	—
Expiring 10/21/24	BARC	CZK	72,027	3,195,000	3,181,433	—	(13,567)
Expiring 11/04/24	DB	CZK	10,393	459,725	459,194	—	(531)
Expiring 11/04/24	DB	CZK	5,597	247,629	247,292	—	(337)
Expiring 11/04/24	RBC	CZK	1,070	47,478	47,275	—	(203)
Danish Krone,
Expiring 10/02/24	CITI	DKK	1,942	289,983	290,029	46	—
Euro,
Expiring 10/02/24	BARC	EUR	641	707,083	713,585	6,502	—
Expiring 10/02/24	BARC	EUR	535	590,048	595,582	5,534	—
Expiring 10/02/24	BARC	EUR	525	585,898	584,449	—	(1,449)
Expiring 10/02/24	BARC	EUR	320	356,619	356,235	—	(384)
Expiring 10/02/24	BARC	EUR	236	262,869	262,724	—	(145)
Expiring 10/02/24	BARC	EUR	236	263,025	262,724	—	(301)
Expiring 10/02/24	BARC	EUR	200	222,024	222,648	624	—
Expiring 10/02/24	BARC	EUR	145	160,164	161,419	1,255	—
Expiring 10/02/24	BARC	EUR	106	117,621	118,004	383	—
Expiring 10/02/24	BNP	EUR	55,642	62,164,456	61,942,532	—	(221,924)
Expiring 10/02/24	BNP	EUR	640	711,925	712,471	546	—
Expiring 10/02/24	BNP	EUR	636	703,674	708,019	4,345	—
Expiring 10/02/24	BNP	EUR	534	594,850	594,468	—	(382)
Expiring 10/02/24	BNP	EUR	525	584,573	584,450	—	(123)
Expiring 10/02/24	BNP	EUR	525	584,457	584,449	—	(8)
Expiring 10/02/24	BNP	EUR	318	353,665	354,009	344	—
Expiring 10/02/24	BNP	EUR	317	350,619	352,896	2,277	—
Expiring 10/02/24	BNP	EUR	244	271,727	271,629	—	(98)
Expiring 10/02/24	BNP	EUR	209	232,717	232,667	—	(50)
Expiring 10/02/24	BNP	EUR	120	133,121	133,588	467	—
Expiring 10/02/24	BOA	EUR	1,066	1,190,770	1,186,710	—	(4,060)
Expiring 10/02/24	CITI	EUR	1,288	1,423,022	1,433,849	10,827	—
Expiring 10/02/24	CITI	EUR	636	708,893	708,018	—	(875)
Expiring 10/02/24	CITI	EUR	633	708,052	704,679	—	(3,373)
Expiring 10/02/24	CITI	EUR	534	593,154	594,469	1,315	—
Expiring 10/02/24	CITI	EUR	533	594,926	593,355	—	(1,571)
Expiring 10/02/24	CITI	EUR	533	587,966	593,355	5,389	—
Expiring 10/02/24	CITI	EUR	532	591,316	592,242	926	—
Expiring 10/02/24	CITI	EUR	532	592,456	592,242	—	(214)
Expiring 10/02/24	CITI	EUR	530	589,323	590,015	692	—
Expiring 10/02/24	CITI	EUR	424	468,555	472,012	3,457	—
Expiring 10/02/24	CITI	EUR	424	468,671	472,012	3,341	—
Expiring 10/02/24	CITI	EUR	424	471,653	472,012	359	—
Expiring 10/02/24	CITI	EUR	424	468,764	472,012	3,248	—
Expiring 10/02/24	CITI	EUR	244	271,670	271,630	—	(40)
Expiring 10/02/24	CITI	EUR	214	238,308	238,233	—	(75)
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	CITI	EUR	106	$118,797	$118,003	$—	$(794)
Expiring 10/02/24	DB	EUR	58,770	65,448,623	65,424,913	—	(23,710)
Expiring 10/02/24	DB	EUR	17,275	19,285,812	19,231,162	—	(54,650)
Expiring 10/02/24	DB	EUR	639	710,360	711,358	998	—
Expiring 10/02/24	DB	EUR	636	706,818	708,019	1,201	—
Expiring 10/02/24	DB	EUR	526	585,882	585,562	—	(320)
Expiring 10/02/24	GSI	EUR	1,072	1,183,632	1,193,390	9,758	—
Expiring 10/02/24	GSI	EUR	1,069	1,178,749	1,190,050	11,301	—
Expiring 10/02/24	GSI	EUR	1,065	1,190,316	1,185,597	—	(4,719)
Expiring 10/02/24	GSI	EUR	1,061	1,183,303	1,181,144	—	(2,159)
Expiring 10/02/24	GSI	EUR	536	593,297	596,695	3,398	—
Expiring 10/02/24	GSI	EUR	530	590,749	590,015	—	(734)
Expiring 10/02/24	GSI	EUR	199	221,674	221,534	—	(140)
Expiring 10/02/24	JPM	EUR	1,228	1,373,390	1,367,054	—	(6,336)
Expiring 10/02/24	JPM	EUR	1,056	1,170,228	1,175,578	5,350	—
Expiring 10/02/24	JPM	EUR	638	709,415	710,245	830	—
Expiring 10/02/24	JPM	EUR	638	710,310	710,245	—	(65)
Expiring 10/02/24	JPM	EUR	528	584,241	587,789	3,548	—
Expiring 10/02/24	JPM	EUR	246	272,709	273,856	1,147	—
Expiring 10/02/24	MSI	EUR	636	707,182	708,018	836	—
Expiring 10/02/24	NOM	EUR	531	591,734	591,128	—	(606)
Expiring 10/02/24	RBC	EUR	637	711,960	709,132	—	(2,828)
Expiring 10/02/24	RBC	EUR	536	593,050	596,695	3,645	—
Expiring 10/02/24	RBC	EUR	533	588,702	593,355	4,653	—
Expiring 10/02/24	RBC	EUR	533	593,295	593,356	61	—
Expiring 10/02/24	RBC	EUR	525	585,870	584,449	—	(1,421)
Expiring 10/02/24	RBC	EUR	427	475,678	475,352	—	(326)
Expiring 10/02/24	RBC	EUR	399	445,510	444,182	—	(1,328)
Expiring 10/02/24	SCB	EUR	525	585,182	584,449	—	(733)
Expiring 10/02/24	SG	EUR	536	592,118	596,695	4,577	—
Expiring 10/02/24	SG	EUR	533	594,340	593,355	—	(985)
Expiring 10/02/24	SG	EUR	531	591,399	591,129	—	(270)
Expiring 10/02/24	SG	EUR	531	592,838	591,129	—	(1,709)
Expiring 10/02/24	SG	EUR	531	591,272	591,128	—	(144)
Expiring 10/02/24	SG	EUR	530	589,087	590,015	928	—
Expiring 10/02/24	SG	EUR	528	584,790	587,789	2,999	—
Expiring 10/02/24	SG	EUR	428	471,718	476,465	4,747	—
Expiring 10/02/24	SG	EUR	424	468,887	472,013	3,126	—
Expiring 10/02/24	SG	EUR	212	237,664	236,006	—	(1,658)
Expiring 10/02/24	SSB	EUR	535	589,850	595,581	5,731	—
Expiring 10/02/24	SSB	EUR	533	594,243	593,355	—	(888)
Expiring 10/02/24	SSB	EUR	424	471,310	472,012	702	—
Expiring 10/02/24	SSB	EUR	424	471,636	472,012	376	—
Expiring 10/02/24	UAG	EUR	636	707,079	708,019	940	—
Expiring 10/02/24	UAG	EUR	633	699,809	704,678	4,869	—
Expiring 10/02/24	UAG	EUR	630	701,026	701,339	313	—
Expiring 10/02/24	UAG	EUR	534	592,635	594,469	1,834	—
Expiring 10/02/24	UAG	EUR	534	592,375	594,468	2,093	—
Expiring 10/02/24	UAG	EUR	534	592,941	594,469	1,528	—
Expiring 10/02/24	UAG	EUR	534	592,503	594,468	1,965	—
Expiring 10/02/24	UAG	EUR	533	593,197	593,355	158	—
Expiring 10/02/24	UAG	EUR	533	592,584	593,355	771	—
Expiring 10/02/24	UAG	EUR	526	586,295	585,562	—	(733)
Expiring 10/02/24	UAG	EUR	420	467,571	467,559	—	(12)
Expiring 10/02/24	UAG	EUR	320	356,115	356,236	121	—
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	UAG	EUR	319	$356,208	$355,122	$—	$(1,086)
Expiring 10/02/24	UAG	EUR	143	158,441	159,193	752	—
Expiring 10/02/24	WBC	EUR	535	589,908	595,581	5,673	—
Expiring 10/02/24	WBC	EUR	532	592,020	592,242	222	—
Expiring 10/02/24	WBC	EUR	531	589,267	591,129	1,862	—
Expiring 10/21/24	HSBC	EUR	3,299	3,615,357	3,675,648	60,291	—
Expiring 11/04/24	BNP	EUR	530	592,159	590,865	—	(1,294)
Expiring 11/04/24	BNP	EUR	106	118,897	118,173	—	(724)
Expiring 11/04/24	BOA	EUR	210	234,157	234,117	—	(40)
Expiring 11/04/24	CBA	EUR	530	592,636	590,865	—	(1,771)
Expiring 11/04/24	DB	EUR	14,714	16,408,501	16,403,755	—	(4,746)
Expiring 11/04/24	DB	EUR	636	710,255	709,038	—	(1,217)
Expiring 11/04/24	GSI	EUR	530	592,800	590,865	—	(1,935)
Expiring 11/04/24	HSBC	EUR	190	211,869	211,820	—	(49)
Expiring 11/04/24	JPM	EUR	530	592,028	590,865	—	(1,163)
Expiring 11/04/24	RBC	EUR	635	710,103	707,923	—	(2,180)
Expiring 11/04/24	RBC	EUR	530	592,531	590,865	—	(1,666)
Expiring 11/04/24	RBC	EUR	530	590,906	590,865	—	(41)
Expiring 11/04/24	SCB	EUR	530	592,976	590,865	—	(2,111)
Expiring 11/04/24	SG	EUR	530	590,988	590,866	—	(122)
Expiring 11/04/24	TD	EUR	106	118,870	118,173	—	(697)
Hong Kong Dollar,
Expiring 04/16/25	SCB	HKD	4,965	640,232	640,204	—	(28)
Expiring 04/17/25	SCB	HKD	4,965	640,240	640,211	—	(29)
Expiring 05/12/25	SCB	HKD	16,695	2,153,388	2,153,356	—	(32)
Expiring 06/18/25	GSI	HKD	6,955	897,652	897,454	—	(198)
Hungarian Forint,
Expiring 10/02/24	BARC	HUF	243,912	684,761	683,334	—	(1,427)
Expiring 10/02/24	BARC	HUF	49,700	141,043	139,238	—	(1,805)
Expiring 10/02/24	DB	HUF	80,800	227,580	226,366	—	(1,214)
Expiring 10/02/24	HSBC	HUF	12,700	35,682	35,580	—	(102)
Expiring 10/02/24	MSI	HUF	100,800	284,010	282,398	—	(1,612)
Expiring 10/02/24	MSI	HUF	58,000	162,381	162,490	109	—
Expiring 10/02/24	RBC	HUF	12,600	35,609	35,299	—	(310)
Expiring 10/02/24	RBC	HUF	9,000	25,207	25,215	8	—
Expiring 10/02/24	RBC	HUF	8,400	23,876	23,534	—	(342)
Expiring 10/02/24	TD	HUF	41,500	117,352	116,265	—	(1,087)
Expiring 10/21/24	BOA	HUF	782,950	2,162,621	2,191,827	29,206	—
Expiring 10/21/24	CITI	HUF	56,133	155,200	157,141	1,941	—
Expiring 11/04/24	RBC	HUF	8,400	23,657	23,502	—	(155)
Indian Rupee,
Expiring 10/03/24	BARC	INR	30,382	362,535	362,517	—	(18)
Expiring 10/03/24	BARC	INR	24,858	296,610	296,605	—	(5)
Expiring 10/03/24	BOA	INR	4,480	53,468	53,455	—	(13)
Expiring 10/03/24	CITI	INR	17,850	213,645	212,986	—	(659)
Expiring 10/03/24	DB	INR	158,500	1,891,661	1,891,218	—	(443)
Expiring 10/03/24	DB	INR	86,372	1,027,810	1,030,589	2,779	—
Expiring 10/03/24	GSI	INR	11,040	131,574	131,729	155	—
Expiring 10/03/24	JPM	INR	31,960	381,977	381,346	—	(631)
Expiring 10/03/24	JPM	INR	24,570	293,338	293,168	—	(170)
Expiring 10/03/24	JPM	INR	11,910	141,819	142,109	290	—
Expiring 10/03/24	JPM	INR	10,410	124,005	124,212	207	—
Expiring 11/04/24	DB	INR	122,436	1,461,591	1,458,783	—	(2,808)
Expiring 11/04/24	DB	INR	122,436	1,460,379	1,458,782	—	(1,597)
Expiring 12/18/24	BNP	INR	286,098	3,393,000	3,401,106	8,106	—
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/18/24	GSI	INR	368,258	$4,390,000	$4,377,818	$—	$(12,182)
Expiring 12/18/24	HSBC	INR	353,541	4,194,142	4,202,866	8,724	—
Expiring 12/18/24	HSBC	INR	264,432	3,144,000	3,143,550	—	(450)
Indonesian Rupiah,
Expiring 10/02/24	BARC	IDR	1,815,000	117,562	119,735	2,173	—
Expiring 10/02/24	BOA	IDR	522,000	34,469	34,436	—	(33)
Expiring 10/02/24	CITI	IDR	24,807,607	1,640,172	1,636,540	—	(3,632)
Expiring 10/02/24	CITI	IDR	3,634,000	235,511	239,733	4,222	—
Expiring 10/02/24	DB	IDR	3,639,000	240,293	240,062	—	(231)
Expiring 10/02/24	GSI	IDR	2,534,000	167,327	167,166	—	(161)
Expiring 10/02/24	JPM	IDR	3,601,000	237,784	237,555	—	(229)
Expiring 10/02/24	MSI	IDR	1,998,000	131,933	131,806	—	(127)
Expiring 11/04/24	CITI	IDR	546,000	36,058	35,893	—	(165)
Expiring 12/18/24	BOA	IDR	32,846,346	2,154,000	2,156,057	2,057	—
Expiring 12/18/24	MSI	IDR	158,278,000	10,229,237	10,389,478	160,241	—
Israeli Shekel,
Expiring 10/07/24	CITI	ILS	1,265	337,306	339,362	2,056	—
Expiring 10/07/24	CITI	ILS	1,250	341,693	335,338	—	(6,355)
Expiring 10/07/24	CITI	ILS	960	261,394	257,540	—	(3,854)
Expiring 10/07/24	CITI	ILS	125	34,148	33,534	—	(614)
Expiring 10/07/24	HSBC	ILS	1,518	409,164	407,234	—	(1,930)
Expiring 10/07/24	SCB	ILS	200	54,134	53,654	—	(480)
Expiring 11/04/24	HSBC	ILS	515	138,291	138,268	—	(23)
Expiring 12/18/24	CITI	ILS	2,430	649,857	653,549	3,692	—
Japanese Yen,
Expiring 10/02/24	BARC	JPY	101,500	714,548	706,403	—	(8,145)
Expiring 10/02/24	BARC	JPY	100,900	714,700	702,228	—	(12,472)
Expiring 10/02/24	BARC	JPY	85,900	588,207	597,833	9,626	—
Expiring 10/02/24	BARC	JPY	85,000	587,252	591,569	4,317	—
Expiring 10/02/24	BARC	JPY	84,100	594,492	585,306	—	(9,186)
Expiring 10/02/24	BARC	JPY	67,400	478,578	469,080	—	(9,498)
Expiring 10/02/24	BARC	JPY	67,300	476,089	468,383	—	(7,706)
Expiring 10/02/24	BARC	JPY	51,300	356,676	357,029	353	—
Expiring 10/02/24	BARC	JPY	50,700	356,135	352,853	—	(3,282)
Expiring 10/02/24	BARC	JPY	34,100	237,393	237,323	—	(70)
Expiring 10/02/24	BARC	JPY	34,000	232,696	236,628	3,932	—
Expiring 10/02/24	BARC	JPY	33,800	237,068	235,236	—	(1,832)
Expiring 10/02/24	BARC	JPY	33,800	238,663	235,236	—	(3,427)
Expiring 10/02/24	BARC	JPY	33,500	235,152	233,148	—	(2,004)
Expiring 10/02/24	BARC	JPY	16,900	118,506	117,618	—	(888)
Expiring 10/02/24	BARC	JPY	16,900	118,798	117,618	—	(1,180)
Expiring 10/02/24	BARC	JPY	16,900	118,289	117,618	—	(671)
Expiring 10/02/24	BARC	JPY	16,700	119,214	116,226	—	(2,988)
Expiring 10/02/24	BNP	JPY	235,000	1,610,675	1,635,515	24,840	—
Expiring 10/02/24	BNP	JPY	210,346	1,458,452	1,463,932	5,480	—
Expiring 10/02/24	BNP	JPY	102,000	705,749	709,883	4,134	—
Expiring 10/02/24	BNP	JPY	101,900	711,539	709,187	—	(2,352)
Expiring 10/02/24	BNP	JPY	100,600	704,723	700,140	—	(4,583)
Expiring 10/02/24	BNP	JPY	100,000	706,624	695,963	—	(10,661)
Expiring 10/02/24	BNP	JPY	85,900	591,748	597,833	6,085	—
Expiring 10/02/24	BNP	JPY	85,500	593,894	595,049	1,155	—
Expiring 10/02/24	BNP	JPY	85,100	589,556	592,265	2,709	—
Expiring 10/02/24	BNP	JPY	84,200	587,540	586,001	—	(1,539)
Expiring 10/02/24	BNP	JPY	84,100	589,785	585,306	—	(4,479)
Expiring 10/02/24	BNP	JPY	83,500	587,254	581,130	—	(6,124)
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	BNP	JPY	50,200	$346,642	$349,374	$2,732	$—
Expiring 10/02/24	BNP	JPY	48,750	338,506	339,283	777	—
Expiring 10/02/24	BNP	JPY	40,600	284,521	282,561	—	(1,960)
Expiring 10/02/24	BNP	JPY	40,600	284,619	282,562	—	(2,057)
Expiring 10/02/24	BNP	JPY	33,600	235,651	233,844	—	(1,807)
Expiring 10/02/24	BNP	JPY	33,500	235,460	233,148	—	(2,312)
Expiring 10/02/24	BNP	JPY	12,188	84,846	84,824	—	(22)
Expiring 10/02/24	BNP	JPY	12,187	84,829	84,817	—	(12)
Expiring 10/02/24	BOA	JPY	84,500	590,014	588,090	—	(1,924)
Expiring 10/02/24	CIBC	JPY	85,100	594,766	592,266	—	(2,500)
Expiring 10/02/24	CITI	JPY	101,500	712,729	706,403	—	(6,326)
Expiring 10/02/24	CITI	JPY	101,400	710,519	705,708	—	(4,811)
Expiring 10/02/24	CITI	JPY	101,100	716,995	703,619	—	(13,376)
Expiring 10/02/24	CITI	JPY	85,900	587,136	597,833	10,697	—
Expiring 10/02/24	CITI	JPY	85,600	591,253	595,745	4,492	—
Expiring 10/02/24	CITI	JPY	85,500	596,342	595,049	—	(1,293)
Expiring 10/02/24	CITI	JPY	85,100	594,489	592,265	—	(2,224)
Expiring 10/02/24	CITI	JPY	84,100	593,266	585,306	—	(7,960)
Expiring 10/02/24	CITI	JPY	83,200	592,160	579,042	—	(13,118)
Expiring 10/02/24	CITI	JPY	76,100	529,522	529,628	106	—
Expiring 10/02/24	CITI	JPY	67,800	471,597	471,863	266	—
Expiring 10/02/24	CITI	JPY	67,800	471,824	471,864	40	—
Expiring 10/02/24	CITI	JPY	67,600	475,293	470,472	—	(4,821)
Expiring 10/02/24	CITI	JPY	67,400	477,393	469,080	—	(8,313)
Expiring 10/02/24	CITI	JPY	66,800	469,446	464,904	—	(4,542)
Expiring 10/02/24	CITI	JPY	66,600	477,107	463,511	—	(13,596)
Expiring 10/02/24	CITI	JPY	34,100	237,524	237,324	—	(200)
Expiring 10/02/24	CITI	JPY	33,900	235,834	235,932	98	—
Expiring 10/02/24	CITI	JPY	33,600	237,679	233,843	—	(3,836)
Expiring 10/02/24	CITI	JPY	33,500	234,192	233,148	—	(1,044)
Expiring 10/02/24	CITI	JPY	16,800	118,072	116,922	—	(1,150)
Expiring 10/02/24	CITI	JPY	16,700	119,661	116,226	—	(3,435)
Expiring 10/02/24	DB	JPY	84,600	591,271	588,785	—	(2,486)
Expiring 10/02/24	DB	JPY	33,900	235,366	235,931	565	—
Expiring 10/02/24	DB	JPY	33,800	237,269	235,236	—	(2,033)
Expiring 10/02/24	DB	JPY	33,700	239,991	234,540	—	(5,451)
Expiring 10/02/24	GSI	JPY	51,110	353,082	355,707	2,625	—
Expiring 10/02/24	GSI	JPY	51,110	354,271	355,707	1,436	—
Expiring 10/02/24	GSI	JPY	51,110	353,353	355,707	2,354	—
Expiring 10/02/24	GSI	JPY	50,000	356,118	347,982	—	(8,136)
Expiring 10/02/24	GSI	JPY	33,700	240,000	234,540	—	(5,460)
Expiring 10/02/24	HSBC	JPY	101,400	706,426	705,708	—	(718)
Expiring 10/02/24	HSBC	JPY	33,000	229,928	229,669	—	(259)
Expiring 10/02/24	JPM	JPY	83,300	593,542	579,738	—	(13,804)
Expiring 10/02/24	JPM	JPY	67,300	475,408	468,384	—	(7,024)
Expiring 10/02/24	JPM	JPY	51,400	364,226	357,725	—	(6,501)
Expiring 10/02/24	JPM	JPY	16,800	118,950	116,922	—	(2,028)
Expiring 10/02/24	JPM	JPY	16,800	118,648	116,922	—	(1,726)
Expiring 10/02/24	MSI	JPY	2,200	15,660	15,311	—	(349)
Expiring 10/02/24	NOM	JPY	85,100	589,621	592,265	2,644	—
Expiring 10/02/24	NWM	JPY	31,200	222,630	217,141	—	(5,489)
Expiring 10/02/24	RBC	JPY	168,100	1,188,455	1,169,915	—	(18,540)
Expiring 10/02/24	RBC	JPY	168,000	1,181,055	1,169,219	—	(11,836)
Expiring 10/02/24	RBC	JPY	161,000	1,119,176	1,120,502	1,326	—
Expiring 10/02/24	RBC	JPY	100,300	705,460	698,051	—	(7,409)
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	RBC	JPY	84,500	$592,605	$588,089	$—	$(4,516)
Expiring 10/02/24	RBC	JPY	84,200	590,544	586,002	—	(4,542)
Expiring 10/02/24	RBC	JPY	83,200	587,414	579,042	—	(8,372)
Expiring 10/02/24	RBC	JPY	75,800	534,832	527,541	—	(7,291)
Expiring 10/02/24	RBC	JPY	67,600	472,668	470,471	—	(2,197)
Expiring 10/02/24	RBC	JPY	66,600	475,483	463,512	—	(11,971)
Expiring 10/02/24	RBC	JPY	33,900	235,023	235,931	908	—
Expiring 10/02/24	RBC	JPY	33,700	240,207	234,540	—	(5,667)
Expiring 10/02/24	RBC	JPY	33,700	236,158	234,539	—	(1,619)
Expiring 10/02/24	RBC	JPY	33,700	240,032	234,539	—	(5,493)
Expiring 10/02/24	RBC	JPY	24,375	169,550	169,641	91	—
Expiring 10/02/24	RBC	JPY	16,900	118,604	117,618	—	(986)
Expiring 10/02/24	SG	JPY	66,600	476,269	463,512	—	(12,757)
Expiring 10/02/24	SG	JPY	33,700	239,717	234,540	—	(5,177)
Expiring 10/02/24	SG	JPY	33,700	239,729	234,540	—	(5,189)
Expiring 10/02/24	SG	JPY	33,600	236,873	233,844	—	(3,029)
Expiring 10/02/24	SSB	JPY	100,900	713,450	702,227	—	(11,223)
Expiring 10/02/24	SSB	JPY	85,100	590,116	592,265	2,149	—
Expiring 10/02/24	SSB	JPY	84,200	588,976	586,002	—	(2,974)
Expiring 10/02/24	SSB	JPY	66,800	470,502	464,904	—	(5,598)
Expiring 10/02/24	SSB	JPY	50,700	355,923	352,854	—	(3,069)
Expiring 10/02/24	TD	JPY	49,900	352,232	347,286	—	(4,946)
Expiring 10/02/24	TD	JPY	34,100	237,838	237,323	—	(515)
Expiring 10/02/24	TD	JPY	33,300	234,567	231,756	—	(2,811)
Expiring 10/02/24	UAG	JPY	1,629,348	11,407,787	11,339,673	—	(68,114)
Expiring 10/02/24	UAG	JPY	101,500	712,889	706,403	—	(6,486)
Expiring 10/02/24	UAG	JPY	85,900	591,398	597,833	6,435	—
Expiring 10/02/24	UAG	JPY	84,600	591,312	588,785	—	(2,527)
Expiring 10/02/24	UAG	JPY	84,500	589,995	588,090	—	(1,905)
Expiring 10/02/24	UAG	JPY	84,200	591,344	586,002	—	(5,342)
Expiring 10/02/24	UAG	JPY	34,000	237,838	236,628	—	(1,210)
Expiring 10/02/24	UAG	JPY	33,800	235,968	235,236	—	(732)
Expiring 10/02/24	UAG	JPY	33,600	236,557	233,843	—	(2,714)
Expiring 10/21/24	BARC	JPY	556,226	3,570,244	3,882,070	311,826	—
Expiring 11/01/24	BNP	JPY	85,600	593,582	598,412	4,830	—
Expiring 11/01/24	BNP	JPY	84,600	594,203	591,421	—	(2,782)
Expiring 11/01/24	BNP	JPY	76,100	534,536	532,000	—	(2,536)
Expiring 11/01/24	BNP	JPY	33,800	237,922	236,289	—	(1,633)
Expiring 11/01/24	DB	JPY	85,700	602,462	599,111	—	(3,351)
Expiring 11/01/24	GSI	JPY	205,700	1,440,708	1,438,005	—	(2,703)
Expiring 11/01/24	GSI	JPY	128,425	903,832	897,792	—	(6,040)
Expiring 11/01/24	GSI	JPY	102,900	724,943	719,352	—	(5,591)
Expiring 11/01/24	GSI	JPY	64,213	454,101	448,900	—	(5,201)
Expiring 11/01/24	GSI	JPY	51,110	354,010	357,299	3,289	—
Expiring 11/01/24	GSI	JPY	51,110	354,536	357,299	2,763	—
Expiring 11/01/24	GSI	JPY	12,780	87,672	89,342	1,670	—
Expiring 11/01/24	GSI	JPY	12,780	87,772	89,342	1,570	—
Expiring 11/01/24	GSI	JPY	12,780	87,574	89,343	1,769	—
Expiring 11/01/24	GSI	JPY	12,770	87,658	89,273	1,615	—
Expiring 11/01/24	MSI	JPY	51,120	355,794	357,369	1,575	—
Expiring 11/01/24	MSI	JPY	51,120	355,762	357,369	1,607	—
Expiring 11/01/24	MSI	JPY	51,120	355,761	357,369	1,608	—
Expiring 11/01/24	MSI	JPY	51,080	355,519	357,089	1,570	—
Expiring 11/01/24	NWM	JPY	34,300	236,752	239,784	3,032	—
Expiring 11/01/24	RBC	JPY	256,850	1,799,071	1,795,585	—	(3,486)
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/01/24	RBC	JPY	85,700	$602,877	$599,110	$—	$(3,767)
Expiring 11/01/24	RBC	JPY	34,300	240,983	239,784	—	(1,199)
Expiring 11/01/24	SCB	JPY	85,700	592,358	599,111	6,753	—
Expiring 11/01/24	SSB	JPY	102,500	711,489	716,556	5,067	—
Expiring 11/01/24	UAG	JPY	50,800	357,977	355,132	—	(2,845)
Expiring 11/01/24	UAG	JPY	43,376	304,942	303,233	—	(1,709)
Malaysian Ringgit,
Expiring 10/02/24	BNP	MYR	3,093	748,412	750,039	1,627	—
Expiring 10/02/24	BNP	MYR	150	34,925	36,374	1,449	—
Expiring 11/04/24	BNP	MYR	150	36,361	36,353	—	(8)
Mexican Peso,
Expiring 10/02/24	BARC	MXN	12,800	648,529	649,873	1,344	—
Expiring 10/02/24	BARC	MXN	9,360	466,926	475,219	8,293	—
Expiring 10/02/24	BARC	MXN	8,480	429,994	430,540	546	—
Expiring 10/02/24	BARC	MXN	820	42,756	41,633	—	(1,123)
Expiring 10/02/24	BARC	MXN	460	23,283	23,355	72	—
Expiring 10/02/24	BNP	MXN	4,580	236,427	232,532	—	(3,895)
Expiring 10/02/24	BNP	MXN	4,580	236,710	232,533	—	(4,177)
Expiring 10/02/24	BNP	MXN	4,580	235,963	232,532	—	(3,431)
Expiring 10/02/24	BNP	MXN	3,400	173,565	172,622	—	(943)
Expiring 10/02/24	BNP	MXN	460	23,770	23,355	—	(415)
Expiring 10/02/24	BOM	MXN	460	23,876	23,355	—	(521)
Expiring 10/02/24	CITI	MXN	4,730	234,700	240,148	5,448	—
Expiring 10/02/24	CITI	MXN	4,580	238,313	232,532	—	(5,781)
Expiring 10/02/24	CITI	MXN	4,580	235,741	232,533	—	(3,208)
Expiring 10/02/24	CITI	MXN	4,570	233,092	232,025	—	(1,067)
Expiring 10/02/24	CITI	MXN	2,290	119,386	116,267	—	(3,119)
Expiring 10/02/24	CITI	MXN	940	47,442	47,725	283	—
Expiring 10/02/24	CITI	MXN	810	41,110	41,124	14	—
Expiring 10/02/24	CITI	MXN	710	36,414	36,047	—	(367)
Expiring 10/02/24	CITI	MXN	690	34,441	35,032	591	—
Expiring 10/02/24	CITI	MXN	690	34,377	35,032	655	—
Expiring 10/02/24	DB	MXN	460	23,084	23,355	271	—
Expiring 10/02/24	GSI	MXN	4,175	208,864	211,970	3,106	—
Expiring 10/02/24	GSI	MXN	4,120	212,535	209,177	—	(3,358)
Expiring 10/02/24	GSI	MXN	2,350	119,618	119,312	—	(306)
Expiring 10/02/24	GSI	MXN	710	35,533	36,047	514	—
Expiring 10/02/24	GSI	MXN	460	23,842	23,355	—	(487)
Expiring 10/02/24	GSI	MXN	450	23,453	22,847	—	(606)
Expiring 10/02/24	HSBC	MXN	8,230	427,382	417,848	—	(9,534)
Expiring 10/02/24	HSBC	MXN	2,890	149,215	146,729	—	(2,486)
Expiring 10/02/24	JPM	MXN	4,175	208,854	211,970	3,116	—
Expiring 10/02/24	MSI	MXN	31,407	1,587,448	1,594,574	7,126	—
Expiring 10/02/24	MSI	MXN	4,680	231,948	237,610	5,662	—
Expiring 10/02/24	MSI	MXN	4,620	230,325	234,563	4,238	—
Expiring 10/02/24	MSI	MXN	4,580	237,855	232,532	—	(5,323)
Expiring 10/02/24	MSI	MXN	2,370	118,555	120,328	1,773	—
Expiring 10/02/24	MSI	MXN	2,320	115,963	117,789	1,826	—
Expiring 10/02/24	MSI	MXN	700	35,034	35,539	505	—
Expiring 10/02/24	MSI	MXN	690	34,672	35,032	360	—
Expiring 10/02/24	MSI	MXN	630	31,742	31,986	244	—
Expiring 10/02/24	MSI	MXN	470	23,675	23,863	188	—
Expiring 10/02/24	MSI	MXN	450	22,911	22,847	—	(64)
Expiring 10/02/24	SSB	MXN	9,460	474,119	480,296	6,177	—
Expiring 10/02/24	SSB	MXN	8,240	420,397	418,355	—	(2,042)
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/02/24	SSB	MXN	4,680	$232,247	$237,610	$5,363	$—
Expiring 10/02/24	SSB	MXN	4,580	235,387	232,532	—	(2,855)
Expiring 10/02/24	SSB	MXN	2,280	115,525	115,759	234	—
Expiring 10/02/24	TD	MXN	1,410	70,687	71,588	901	—
Expiring 10/02/24	UAG	MXN	99,832	5,104,909	5,068,600	—	(36,309)
Expiring 10/02/24	UAG	MXN	7,020	348,458	356,415	7,957	—
Expiring 10/02/24	UAG	MXN	2,310	114,571	117,282	2,711	—
Expiring 10/02/24	UAG	MXN	1,300	65,381	66,003	622	—
Expiring 11/04/24	BNP	MXN	4,620	233,402	233,340	—	(62)
Expiring 11/04/24	BNP	MXN	4,620	233,882	233,340	—	(542)
Expiring 11/04/24	CITI	MXN	1,380	69,562	69,699	137	—
Expiring 11/04/24	CITI	MXN	1,120	56,904	56,567	—	(337)
Expiring 11/04/24	CITI	MXN	690	34,990	34,850	—	(140)
Expiring 11/04/24	DB	MXN	3,230	163,784	163,136	—	(648)
Expiring 11/04/24	HSBC	MXN	2,670	135,191	134,852	—	(339)
Expiring 11/04/24	SG	MXN	2,770	141,406	139,903	—	(1,503)
Expiring 11/04/24	SG	MXN	460	23,264	23,233	—	(31)
Expiring 11/04/24	SSB	MXN	9,260	467,993	467,690	—	(303)
Expiring 11/04/24	SSB	MXN	4,630	235,386	233,845	—	(1,541)
Expiring 11/04/24	UAG	MXN	42,807	2,177,801	2,162,033	—	(15,768)
Expiring 12/18/24	BARC	MXN	97,074	4,805,650	4,870,396	64,746	—
New Taiwanese Dollar,
Expiring 10/02/24	BNP	TWD	3,970	125,482	125,402	—	(80)
Expiring 10/02/24	CITI	TWD	18,727	589,827	591,537	1,710	—
Expiring 10/02/24	CITI	TWD	9,201	290,821	290,635	—	(186)
Expiring 10/02/24	DB	TWD	16,472	520,640	520,308	—	(332)
Expiring 10/02/24	DB	TWD	3,740	117,922	118,137	215	—
Expiring 10/02/24	GSI	TWD	6,255	196,359	197,580	1,221	—
Expiring 10/02/24	JPM	TWD	34,778	1,094,922	1,098,546	3,624	—
Expiring 11/04/24	CITI	TWD	18,489	583,710	586,106	2,396	—
Expiring 11/04/24	DB	TWD	11,030	348,499	349,653	1,154	—
New Zealand Dollar,
Expiring 10/02/24	BARC	NZD	965	592,819	613,062	20,243	—
Expiring 10/02/24	BARC	NZD	955	593,568	606,709	13,141	—
Expiring 10/02/24	BARC	NZD	570	355,651	362,120	6,469	—
Expiring 10/02/24	BARC	NZD	375	237,819	238,237	418	—
Expiring 10/02/24	BARC	NZD	375	234,822	238,237	3,415	—
Expiring 10/02/24	BNP	NZD	380	233,482	241,413	7,931	—
Expiring 10/02/24	BNP	NZD	332	205,368	210,919	5,551	—
Expiring 10/02/24	BNP	NZD	331	204,782	210,283	5,501	—
Expiring 10/02/24	BNP	NZD	331	204,712	210,283	5,571	—
Expiring 10/02/24	BNP	NZD	295	181,306	187,413	6,107	—
Expiring 10/02/24	BNP	NZD	185	115,122	117,530	2,408	—
Expiring 10/02/24	BNP	NZD	157	96,488	99,741	3,253	—
Expiring 10/02/24	BNP	NZD	148	90,959	94,024	3,065	—
Expiring 10/02/24	BNP	NZD	147	90,420	93,389	2,969	—
Expiring 10/02/24	CBA	NZD	14,597	9,270,555	9,273,437	2,882	—
Expiring 10/02/24	CITI	NZD	1,145	715,946	727,416	11,470	—
Expiring 10/02/24	CITI	NZD	960	593,184	609,885	16,701	—
Expiring 10/02/24	CITI	NZD	955	593,289	606,709	13,420	—
Expiring 10/02/24	CITI	NZD	575	353,633	365,296	11,663	—
Expiring 10/02/24	CITI	NZD	380	237,946	241,413	3,467	—
Expiring 10/02/24	CITI	NZD	240	150,013	152,471	2,458	—
Expiring 10/02/24	HSBC	NZD	1,150	710,920	730,592	19,672	—
Expiring 10/02/24	HSBC	NZD	1,150	705,117	730,592	25,475	—
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/02/24	HSBC	NZD	1,135	$712,542	$721,063	$8,521	$—
Expiring 10/02/24	JPM	NZD	965	593,654	613,062	19,408	—
Expiring 10/02/24	JPM	NZD	375	237,953	238,237	284	—
Expiring 10/02/24	JPM	NZD	190	117,579	120,707	3,128	—
Expiring 10/02/24	JPM	NZD	50	30,849	31,765	916	—
Expiring 10/02/24	MSI	NZD	1,945	1,212,591	1,235,654	23,063	—
Expiring 10/02/24	MSI	NZD	1,875	1,167,356	1,191,182	23,826	—
Expiring 10/02/24	MSI	NZD	1,570	978,160	997,417	19,257	—
Expiring 10/02/24	MSI	NZD	590	362,701	374,825	12,124	—
Expiring 10/02/24	RBC	NZD	1,150	709,226	730,592	21,366	—
Expiring 10/02/24	RBC	NZD	1,140	715,246	724,239	8,993	—
Expiring 10/02/24	RBC	NZD	965	593,268	613,062	19,794	—
Expiring 10/02/24	RBC	NZD	960	591,857	609,885	18,028	—
Expiring 10/02/24	RBC	NZD	760	467,803	482,826	15,023	—
Expiring 10/02/24	RBC	NZD	370	230,061	235,060	4,999	—
Expiring 10/02/24	RBC	NZD	331	204,824	210,283	5,459	—
Expiring 10/02/24	RBC	NZD	185	115,049	117,530	2,481	—
Expiring 10/02/24	RBC	NZD	158	97,095	100,377	3,282	—
Expiring 10/02/24	SSB	NZD	565	350,639	358,943	8,304	—
Expiring 10/02/24	SSB	NZD	385	238,203	244,589	6,386	—
Expiring 10/02/24	SSB	NZD	380	236,689	241,413	4,724	—
Expiring 10/02/24	SSB	NZD	380	240,704	241,413	709	—
Expiring 10/02/24	SSB	NZD	375	235,125	238,237	3,112	—
Expiring 10/02/24	UAG	NZD	750	466,574	476,473	9,899	—
Expiring 10/02/24	WBC	NZD	1,150	704,530	730,592	26,062	—
Expiring 10/02/24	WBC	NZD	380	235,629	241,414	5,785	—
Expiring 10/02/24	WBC	NZD	375	236,650	238,237	1,587	—
Expiring 11/04/24	BARC	NZD	565	359,156	358,986	—	(170)
Expiring 11/04/24	BNP	NZD	267	169,777	169,644	—	(133)
Expiring 11/04/24	BNP	NZD	267	169,891	169,645	—	(246)
Expiring 11/04/24	BNP	NZD	267	169,927	169,645	—	(282)
Expiring 11/04/24	BNP	NZD	93	59,207	59,090	—	(117)
Expiring 11/04/24	CBA	NZD	2,897	1,840,059	1,840,673	614	—
Expiring 11/04/24	CITI	NZD	745	473,336	473,352	16	—
Expiring 11/04/24	HSBC	NZD	850	536,128	540,066	3,938	—
Expiring 11/04/24	MSI	NZD	441	280,297	280,199	—	(98)
Expiring 11/04/24	MSI	NZD	375	236,478	238,264	1,786	—
Expiring 11/04/24	RBC	NZD	940	596,714	597,250	536	—
Norwegian Krone,
Expiring 10/02/24	BARC	NOK	7,530	720,926	713,560	—	(7,366)
Expiring 10/02/24	BARC	NOK	4,920	467,768	466,230	—	(1,538)
Expiring 10/02/24	BARC	NOK	3,705	349,695	351,094	1,399	—
Expiring 10/02/24	BARC	NOK	2,570	237,686	243,539	5,853	—
Expiring 10/02/24	BARC	NOK	2,560	235,835	242,592	6,757	—
Expiring 10/02/24	BARC	NOK	749	68,811	70,977	2,166	—
Expiring 10/02/24	BNP	NOK	7,530	695,042	713,560	18,518	—
Expiring 10/02/24	BNP	NOK	4,990	476,142	472,863	—	(3,279)
Expiring 10/02/24	BNP	NOK	3,735	351,347	353,937	2,590	—
Expiring 10/02/24	BNP	NOK	3,010	277,855	285,234	7,379	—
Expiring 10/02/24	BNP	NOK	2,510	231,716	237,854	6,138	—
Expiring 10/02/24	BNP	NOK	2,460	233,776	233,115	—	(661)
Expiring 10/02/24	BNP	NOK	2,460	234,054	233,115	—	(939)
Expiring 10/02/24	BNP	NOK	1,008	96,094	95,520	—	(574)
Expiring 10/02/24	CITI	NOK	5,020	464,071	475,706	11,635	—
Expiring 10/02/24	CITI	NOK	4,920	467,938	466,231	—	(1,707)
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/02/24	CITI	NOK	3,680	$350,384	$348,725	$—	$(1,659)
Expiring 10/02/24	CITI	NOK	2,500	233,120	236,906	3,786	—
Expiring 10/02/24	CITI	NOK	2,470	233,032	234,063	1,031	—
Expiring 10/02/24	CITI	NOK	1,910	179,472	180,996	1,524	—
Expiring 10/02/24	CITI	NOK	1,010	94,606	95,710	1,104	—
Expiring 10/02/24	DB	NOK	7,670	705,885	726,827	20,942	—
Expiring 10/02/24	DB	NOK	5,012	476,658	474,949	—	(1,709)
Expiring 10/02/24	DB	NOK	2,490	236,136	235,958	—	(178)
Expiring 10/02/24	GSI	NOK	4,920	468,511	466,230	—	(2,281)
Expiring 10/02/24	GSI	NOK	2,510	231,757	237,854	6,097	—
Expiring 10/02/24	GSI	NOK	2,470	232,062	234,063	2,001	—
Expiring 10/02/24	HSBC	NOK	3,735	350,787	353,937	3,150	—
Expiring 10/02/24	JPM	NOK	7,470	707,658	707,874	216	—
Expiring 10/02/24	JPM	NOK	3,120	286,475	295,658	9,183	—
Expiring 10/02/24	JPM	NOK	2,371	218,211	224,682	6,471	—
Expiring 10/02/24	MSI	NOK	7,420	710,774	703,136	—	(7,638)
Expiring 10/02/24	MSI	NOK	2,570	237,695	243,538	5,843	—
Expiring 10/02/24	MSI	NOK	2,510	231,801	237,853	6,052	—
Expiring 10/02/24	MSI	NOK	2,470	234,411	234,063	—	(348)
Expiring 10/02/24	RBC	NOK	5,020	465,495	475,707	10,212	—
Expiring 10/02/24	SG	NOK	5,110	471,102	484,235	13,133	—
Expiring 10/02/24	SG	NOK	5,110	471,099	484,235	13,136	—
Expiring 10/02/24	SG	NOK	2,510	232,201	237,853	5,652	—
Expiring 10/02/24	SG	NOK	2,470	234,442	234,063	—	(379)
Expiring 10/02/24	SG	NOK	2,470	231,522	234,062	2,540	—
Expiring 10/02/24	SG	NOK	2,460	232,505	233,115	610	—
Expiring 10/02/24	SSB	NOK	2,490	235,834	235,958	124	—
Expiring 10/02/24	UAG	NOK	3,028	287,423	286,940	—	(483)
Expiring 11/04/24	MSI	NOK	4,878	461,232	462,405	1,173	—
Expiring 11/04/24	MSI	NOK	2,402	227,654	227,696	42	—
Expiring 11/04/24	UAG	NOK	20,895	1,984,054	1,980,722	—	(3,332)
Peruvian Nuevo Sol,
Expiring 10/02/24	BOA	PEN	2,547	682,476	687,080	4,604	—
Expiring 10/02/24	CITI	PEN	1,772	478,169	478,015	—	(154)
Expiring 10/02/24	GSI	PEN	280	75,557	75,533	—	(24)
Expiring 10/02/24	SCB	PEN	247	66,652	66,631	—	(21)
Expiring 11/04/24	BOA	PEN	199	53,466	53,654	188	—
Expiring 11/04/24	CITI	PEN	398	106,788	107,308	520	—
Expiring 11/04/24	JPM	PEN	200	53,581	53,924	343	—
Expiring 11/04/24	MSI	PEN	605	163,505	163,120	—	(385)
Philippine Peso,
Expiring 10/02/24	CITI	PHP	9,725	172,726	173,433	707	—
Expiring 11/04/24	BARC	PHP	6,965	124,419	124,036	—	(383)
Expiring 12/18/24	HSBC	PHP	305,324	5,412,110	5,438,040	25,930	—
Polish Zloty,
Expiring 10/02/24	BARC	PLN	1,958	506,079	508,684	2,605	—
Expiring 10/02/24	BARC	PLN	1,670	436,544	433,862	—	(2,682)
Expiring 10/02/24	BARC	PLN	1,650	426,282	428,667	2,385	—
Expiring 10/02/24	BARC	PLN	1,630	421,965	423,471	1,506	—
Expiring 10/02/24	BARC	PLN	905	235,417	235,118	—	(299)
Expiring 10/02/24	BARC	PLN	575	149,675	149,384	—	(291)
Expiring 10/02/24	BARC	PLN	450	117,282	116,909	—	(373)
Expiring 10/02/24	BARC	PLN	360	93,609	93,528	—	(81)
Expiring 10/02/24	GSI	PLN	652	168,179	169,389	1,210	—
Expiring 10/02/24	GSI	PLN	395	102,084	102,620	536	—
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/02/24	MSI	PLN	1,643	$428,190	$426,848	$—	$(1,342)
Expiring 10/02/24	TD	PLN	450	116,995	116,909	—	(86)
Expiring 10/21/24	BARC	PLN	9,970	2,600,000	2,588,978	—	(11,022)
Expiring 10/21/24	CITI	PLN	5,355	1,358,738	1,390,694	31,956	—
Expiring 11/04/24	GSI	PLN	275	71,963	71,390	—	(573)
Expiring 11/04/24	MSI	PLN	2,067	538,329	536,610	—	(1,719)
Romanian Leu,
Expiring 10/02/24	BARC	RON	525	117,474	117,449	—	(25)
Expiring 10/02/24	BNP	RON	678	151,716	151,677	—	(39)
Expiring 10/02/24	CITI	RON	345	77,239	77,181	—	(58)
Expiring 10/02/24	GSI	RON	469	104,995	104,922	—	(73)
Expiring 10/02/24	SG	RON	800	179,035	178,970	—	(65)
Expiring 10/02/24	UAG	RON	622	139,169	139,150	—	(19)
Expiring 11/04/24	CITI	RON	345	77,164	77,149	—	(15)
Expiring 11/04/24	GSI	RON	469	104,879	104,879	—	—
Singapore Dollar,
Expiring 10/02/24	BARC	SGD	55	42,079	42,797	718	—
Expiring 10/02/24	BNP	SGD	205	158,639	159,517	878	—
Expiring 10/02/24	CITI	SGD	210	161,144	163,407	2,263	—
Expiring 10/02/24	CITI	SGD	155	119,295	120,610	1,315	—
Expiring 10/02/24	CITI	SGD	65	49,967	50,578	611	—
Expiring 10/02/24	JPM	SGD	1,214	947,860	944,900	—	(2,960)
Expiring 10/02/24	JPM	SGD	330	252,786	256,782	3,996	—
Expiring 10/02/24	MSI	SGD	262	201,171	203,619	2,448	—
Expiring 10/02/24	MSI	SGD	155	119,424	120,610	1,186	—
Expiring 11/04/24	BARC	SGD	90	70,414	70,155	—	(259)
South African Rand,
Expiring 10/02/24	BOA	ZAR	7,640	427,843	442,121	14,278	—
Expiring 10/02/24	BOA	ZAR	7,370	425,365	426,496	1,131	—
Expiring 10/02/24	GSI	ZAR	6,850	384,806	396,405	11,599	—
Expiring 10/02/24	HSBC	ZAR	3,830	222,088	221,639	—	(449)
Expiring 10/02/24	JPM	ZAR	740	42,935	42,823	—	(112)
Expiring 10/02/24	MSI	ZAR	65,090	3,790,914	3,766,709	—	(24,205)
Expiring 10/02/24	MSI	ZAR	2,090	116,025	120,947	4,922	—
Expiring 10/02/24	SSB	ZAR	1,060	59,585	61,342	1,757	—
Expiring 11/04/24	BNP	ZAR	3,773	218,549	217,714	—	(835)
Expiring 11/04/24	BNP	ZAR	2,770	160,436	159,837	—	(599)
Expiring 11/04/24	HSBC	ZAR	4,435	255,980	255,913	—	(67)
Expiring 11/04/24	HSBC	ZAR	4,435	255,758	255,913	155	—
Expiring 11/04/24	JPM	ZAR	3,773	218,316	217,713	—	(603)
Expiring 12/18/24	MSI	ZAR	38,193	2,147,000	2,195,850	48,850	—
Expiring 12/18/24	TD	ZAR	18,589	1,027,000	1,068,748	41,748	—
South Korean Won,
Expiring 10/02/24	BARC	KRW	4,502,368	3,398,527	3,434,937	36,410	—
Expiring 10/02/24	BARC	KRW	3,377,730	2,559,662	2,576,930	17,268	—
Expiring 10/02/24	BARC	KRW	155,580	116,732	118,695	1,963	—
Expiring 10/02/24	CITI	KRW	4,502,368	3,411,919	3,434,937	23,018	—
Expiring 10/02/24	CITI	KRW	2,431,947	1,835,875	1,855,376	19,501	—
Expiring 10/02/24	CITI	KRW	949,330	708,878	724,260	15,382	—
Expiring 10/02/24	CITI	KRW	791,230	596,839	603,643	6,804	—
Expiring 10/02/24	CITI	KRW	630,230	472,578	480,814	8,236	—
Expiring 10/02/24	CITI	KRW	314,890	238,120	240,235	2,115	—
Expiring 10/02/24	CITI	KRW	313,750	235,610	239,366	3,756	—
Expiring 10/02/24	CITI	KRW	312,830	233,438	238,664	5,226	—
Expiring 10/02/24	CITI	KRW	312,750	233,884	238,602	4,718	—
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/02/24	CITI	KRW	188,970	$141,434	$144,169	$2,735	$—
Expiring 10/02/24	CITI	KRW	165,210	123,632	126,041	2,409	—
Expiring 10/02/24	CITI	KRW	157,060	118,740	119,824	1,084	—
Expiring 10/02/24	DB	KRW	941,250	713,284	718,096	4,812	—
Expiring 10/02/24	GSI	KRW	632,980	476,821	482,912	6,091	—
Expiring 10/02/24	GSI	KRW	312,750	233,697	238,602	4,905	—
Expiring 10/02/24	JPM	KRW	935,580	701,860	713,770	11,910	—
Expiring 10/02/24	JPM	KRW	788,260	594,285	601,377	7,092	—
Expiring 10/02/24	JPM	KRW	622,240	469,615	474,718	5,103	—
Expiring 10/02/24	JPM	KRW	314,690	235,564	240,083	4,519	—
Expiring 10/02/24	JPM	KRW	311,120	234,330	237,359	3,029	—
Expiring 10/02/24	MSI	KRW	632,860	474,657	482,820	8,163	—
Expiring 10/02/24	MSI	KRW	233,920	175,704	178,462	2,758	—
Expiring 10/02/24	MSI	KRW	233,920	175,493	178,462	2,969	—
Expiring 11/04/24	BARC	KRW	3,533,310	2,671,993	2,683,134	11,141	—
Expiring 11/04/24	CITI	KRW	257,570	196,528	195,594	—	(934)
Expiring 11/04/24	CITI	KRW	189,080	143,058	143,584	526	—
Expiring 11/04/24	GSI	KRW	709,030	543,110	538,425	—	(4,685)
Expiring 11/04/24	JPM	KRW	941,900	717,256	715,263	—	(1,993)
Expiring 11/04/24	JPM	KRW	312,220	238,856	237,095	—	(1,761)
Expiring 12/18/24	CITI	KRW	5,855,908	4,426,000	4,457,830	31,830	—
Expiring 12/18/24	CITI	KRW	3,368,979	2,526,000	2,564,647	38,647	—
Expiring 12/18/24	HSBC	KRW	3,265,135	2,506,000	2,485,595	—	(20,405)
Expiring 12/18/24	MSI	KRW	773,972	582,273	589,189	6,916	—
Swedish Krona,
Expiring 10/02/24	BARC	SEK	4,910	473,960	483,511	9,551	—
Expiring 10/02/24	BARC	SEK	1,706	164,135	167,997	3,862	—
Expiring 10/02/24	BARC	SEK	617	60,434	60,759	325	—
Expiring 10/02/24	BARC	SEK	177	17,023	17,430	407	—
Expiring 10/02/24	BNP	SEK	6,040	591,346	594,788	3,442	—
Expiring 10/02/24	BNP	SEK	4,830	470,571	475,633	5,062	—
Expiring 10/02/24	BNP	SEK	2,428	238,140	239,097	957	—
Expiring 10/02/24	BNP	SEK	2,410	234,002	237,324	3,322	—
Expiring 10/02/24	BNP	SEK	2,400	233,269	236,339	3,070	—
Expiring 10/02/24	BNP	SEK	2,400	233,842	236,339	2,497	—
Expiring 10/02/24	BNP	SEK	1,853	181,479	182,474	995	—
Expiring 10/02/24	BNP	SEK	1,428	140,931	140,622	—	(309)
Expiring 10/02/24	BNP	SEK	1,374	135,800	135,304	—	(496)
Expiring 10/02/24	BNP	SEK	1,360	133,429	133,925	496	—
Expiring 10/02/24	BNP	SEK	1,210	119,585	119,155	—	(430)
Expiring 10/02/24	BNP	SEK	1,200	118,999	118,169	—	(830)
Expiring 10/02/24	BOA	SEK	4,830	474,516	475,633	1,117	—
Expiring 10/02/24	BOA	SEK	1,000	98,115	98,474	359	—
Expiring 10/02/24	CITI	SEK	7,240	710,264	712,958	2,694	—
Expiring 10/02/24	CITI	SEK	6,030	596,315	593,803	—	(2,512)
Expiring 10/02/24	CITI	SEK	5,864	574,539	577,456	2,917	—
Expiring 10/02/24	CITI	SEK	4,840	474,417	476,618	2,201	—
Expiring 10/02/24	CITI	SEK	4,830	474,401	475,633	1,232	—
Expiring 10/02/24	CITI	SEK	4,800	472,175	472,679	504	—
Expiring 10/02/24	CITI	SEK	2,420	236,872	238,309	1,437	—
Expiring 10/02/24	CITI	SEK	1,376	134,949	135,501	552	—
Expiring 10/02/24	CITI	SEK	1,210	118,101	119,154	1,053	—
Expiring 10/02/24	GSI	SEK	3,670	354,159	361,403	7,244	—
Expiring 10/02/24	GSI	SEK	900	88,611	88,627	16	—
Expiring 10/02/24	HSBC	SEK	7,250	711,983	713,942	1,959	—
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/02/24	JPM	SEK	3,536	$340,256	$348,207	$7,951	$—
Expiring 10/02/24	JPM	SEK	2,260	218,174	222,552	4,378	—
Expiring 10/02/24	JPM	SEK	2,150	211,434	211,721	287	—
Expiring 10/02/24	JPM	SEK	1,718	169,604	169,179	—	(425)
Expiring 10/02/24	JPM	SEK	1,653	159,350	162,779	3,429	—
Expiring 10/02/24	RBC	SEK	4,800	468,861	472,679	3,818	—
Expiring 10/02/24	SSB	SEK	3,620	354,736	356,478	1,742	—
Expiring 10/02/24	SSB	SEK	1,210	118,863	119,154	291	—
Expiring 10/02/24	UAG	SEK	60,136	5,943,115	5,921,878	—	(21,237)
Expiring 10/02/24	UAG	SEK	4,830	474,718	475,634	916	—
Expiring 10/02/24	UAG	SEK	4,830	474,388	475,633	1,245	—
Expiring 10/02/24	UAG	SEK	2,390	234,703	235,355	652	—
Expiring 11/04/24	CITI	SEK	3,600	358,847	355,098	—	(3,749)
Expiring 11/04/24	DB	SEK	2,390	236,014	235,746	—	(268)
Expiring 11/04/24	DB	SEK	2,390	237,994	235,746	—	(2,248)
Expiring 11/04/24	GSI	SEK	2,390	235,723	235,745	22	—
Expiring 11/04/24	RBC	SEK	2,390	238,162	235,745	—	(2,417)
Expiring 11/04/24	UAG	SEK	4,790	475,108	472,477	—	(2,631)
Expiring 11/04/24	UAG	SEK	3,590	356,324	354,111	—	(2,213)
Expiring 11/04/24	UAG	SEK	825	81,661	81,376	—	(285)
Swiss Franc,
Expiring 10/02/24	BARC	CHF	905	1,069,166	1,069,543	377	—
Expiring 10/02/24	BARC	CHF	904	1,070,924	1,068,361	—	(2,563)
Expiring 10/02/24	BARC	CHF	602	709,806	711,453	1,647	—
Expiring 10/02/24	BARC	CHF	495	584,433	584,999	566	—
Expiring 10/02/24	BARC	CHF	400	471,646	472,726	1,080	—
Expiring 10/02/24	BARC	CHF	395	467,113	466,817	—	(296)
Expiring 10/02/24	BARC	CHF	302	356,586	356,909	323	—
Expiring 10/02/24	BNP	CHF	500	587,520	590,908	3,388	—
Expiring 10/02/24	BNP	CHF	500	589,456	590,908	1,452	—
Expiring 10/02/24	BNP	CHF	500	590,935	590,908	—	(27)
Expiring 10/02/24	BNP	CHF	400	473,008	472,726	—	(282)
Expiring 10/02/24	BNP	CHF	400	473,600	472,726	—	(874)
Expiring 10/02/24	BNP	CHF	400	473,155	472,726	—	(429)
Expiring 10/02/24	BNP	CHF	395	466,939	466,817	—	(122)
Expiring 10/02/24	BNP	CHF	100	118,120	118,181	61	—
Expiring 10/02/24	CITI	CHF	995	1,175,109	1,175,907	798	—
Expiring 10/02/24	CITI	CHF	603	709,020	712,635	3,615	—
Expiring 10/02/24	CITI	CHF	595	703,127	703,181	54	—
Expiring 10/02/24	CITI	CHF	500	591,618	590,908	—	(710)
Expiring 10/02/24	CITI	CHF	445	530,039	525,908	—	(4,131)
Expiring 10/02/24	CITI	CHF	400	471,667	472,727	1,060	—
Expiring 10/02/24	CITI	CHF	301	354,333	355,727	1,394	—
Expiring 10/02/24	CITI	CHF	200	236,401	236,363	—	(38)
Expiring 10/02/24	CITI	CHF	100	118,392	118,182	—	(210)
Expiring 10/02/24	DB	CHF	500	590,957	590,908	—	(49)
Expiring 10/02/24	DB	CHF	301	354,312	355,726	1,414	—
Expiring 10/02/24	DB	CHF	100	117,985	118,182	197	—
Expiring 10/02/24	GSI	CHF	600	712,222	709,090	—	(3,132)
Expiring 10/02/24	GSI	CHF	495	585,636	584,999	—	(637)
Expiring 10/02/24	HSBC	CHF	605	712,515	714,999	2,484	—
Expiring 10/02/24	HSBC	CHF	600	714,852	709,090	—	(5,762)
Expiring 10/02/24	HSBC	CHF	495	584,954	584,999	45	—
Expiring 10/02/24	HSBC	CHF	400	474,111	472,727	—	(1,384)
Expiring 10/02/24	HSBC	CHF	302	357,904	356,909	—	(995)
A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/02/24	HSBC	CHF	100	$119,050	$118,181	$—	$(869)
Expiring 10/02/24	JPM	CHF	305	348,392	360,454	12,062	—
Expiring 10/02/24	MSI	CHF	3,846	4,558,438	4,545,264	—	(13,174)
Expiring 10/02/24	MSI	CHF	100	118,369	118,182	—	(187)
Expiring 10/02/24	MSI	CHF	40	47,310	47,272	—	(38)
Expiring 10/02/24	RBC	CHF	1,005	1,186,763	1,187,725	962	—
Expiring 10/02/24	RBC	CHF	1,000	1,179,788	1,181,816	2,028	—
Expiring 10/02/24	RBC	CHF	1,000	1,180,621	1,181,816	1,195	—
Expiring 10/02/24	RBC	CHF	500	586,705	590,908	4,203	—
Expiring 10/02/24	RBC	CHF	500	586,568	590,908	4,340	—
Expiring 10/02/24	RBC	CHF	500	589,696	590,908	1,212	—
Expiring 10/02/24	RBC	CHF	500	591,792	590,908	—	(884)
Expiring 10/02/24	RBC	CHF	495	585,618	584,999	—	(619)
Expiring 10/02/24	RBC	CHF	400	475,887	472,727	—	(3,160)
Expiring 10/02/24	RBC	CHF	400	476,678	472,726	—	(3,952)
Expiring 10/02/24	RBC	CHF	200	236,236	236,363	127	—
Expiring 10/02/24	SG	CHF	505	597,601	596,817	—	(784)
Expiring 10/02/24	SG	CHF	405	477,279	478,635	1,356	—
Expiring 10/02/24	SSB	CHF	995	1,176,088	1,175,907	—	(181)
Expiring 10/02/24	SSB	CHF	595	704,114	703,181	—	(933)
Expiring 10/02/24	SSB	CHF	100	118,161	118,181	20	—
Expiring 10/02/24	SSB	CHF	100	118,268	118,181	—	(87)
Expiring 10/02/24	TD	CHF	500	590,664	590,908	244	—
Expiring 10/21/24	HSBC	CHF	316	357,490	374,557	17,067	—
Expiring 11/04/24	GSI	CHF	100	119,286	118,648	—	(638)
Expiring 11/04/24	RBC	CHF	400	476,772	474,589	—	(2,183)
Thai Baht,
Expiring 10/02/24	BARC	THB	5,990	176,280	186,180	9,900	—
Expiring 10/02/24	BARC	THB	5,400	160,380	167,842	7,462	—
Expiring 10/02/24	BARC	THB	4,210	123,394	130,855	7,461	—
Expiring 10/02/24	BARC	THB	4,180	123,213	129,922	6,709	—
Expiring 10/02/24	BARC	THB	4,010	119,737	124,638	4,901	—
Expiring 10/02/24	BARC	THB	3,440	101,397	106,921	5,524	—
Expiring 10/02/24	BARC	THB	2,390	71,757	74,286	2,529	—
Expiring 10/02/24	GSI	THB	4,320	127,603	134,274	6,671	—
Expiring 10/02/24	GSI	THB	2,810	83,681	87,340	3,659	—
Expiring 10/02/24	MSI	THB	21,657	671,556	673,140	1,584	—
Expiring 10/02/24	MSI	THB	1,200	36,199	37,298	1,099	—
Expiring 10/02/24	UAG	THB	5,240	156,551	162,869	6,318	—
Expiring 11/04/24	CITI	THB	1,220	37,826	38,008	182	—
Expiring 11/04/24	HSBC	THB	2,320	71,576	72,277	701	—
Expiring 11/04/24	MSI	THB	2,390	74,261	74,459	198	—
Expiring 12/18/24	CITI	THB	73,085	2,211,000	2,283,175	72,175	—
Expiring 12/18/24	CITI	THB	33,157	1,025,000	1,035,821	10,821	—
Expiring 12/18/24	HSBC	THB	82,404	2,562,000	2,574,319	12,319	—
Expiring 12/18/24	JPM	THB	73,373	2,232,000	2,292,172	60,172	—
Expiring 12/18/24	JPM	THB	54,387	1,647,088	1,699,054	51,966	—
Turkish Lira,
Expiring 10/02/24	BARC	TRY	3,962	112,139	115,625	3,486	—
Expiring 10/02/24	BARC	TRY	3,962	111,935	115,625	3,690	—
Expiring 10/02/24	BARC	TRY	3,956	111,779	115,450	3,671	—
Expiring 10/02/24	HSBC	TRY	65,251	1,844,000	1,904,253	60,253	—
Expiring 10/02/24	JPM	TRY	1,930	55,906	56,325	419	—
Expiring 10/09/24	CITI	TRY	80,318	2,252,068	2,327,107	75,039	—
Expiring 10/09/24	HSBC	TRY	89,823	2,523,308	2,602,523	79,215	—
A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/23/24	BOA	TRY	180,015	$5,103,911	$5,135,237	$31,326	$—
Expiring 10/30/24	BARC	TRY	62,098	1,755,301	1,755,976	675	—
Expiring 11/04/24	BARC	TRY	4,612	130,282	129,835	—	(447)
Expiring 11/04/24	BARC	TRY	4,599	129,801	129,469	—	(332)
Expiring 11/04/24	BARC	TRY	4,599	129,801	129,469	—	(332)
Expiring 11/05/24	HSBC	TRY	67,652	1,906,497	1,902,394	—	(4,103)
Expiring 12/18/24	BARC	TRY	75,487	1,946,854	2,027,086	80,232	—
Expiring 12/18/24	BARC	TRY	56,865	1,468,081	1,527,005	58,924	—
				$782,670,338	$785,790,467	4,578,796	(1,458,667)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/24	BARC	AUD	21,146	$14,328,445	$14,619,764	$—	$(291,319)
Expiring 10/02/24	BARC	AUD	7,309	5,049,746	5,053,200	—	(3,454)
Expiring 10/02/24	BARC	AUD	865	596,610	598,038	—	(1,428)
Expiring 10/02/24	BARC	AUD	345	235,604	238,524	—	(2,920)
Expiring 10/02/24	BARC	AUD	175	117,607	120,990	—	(3,383)
Expiring 10/02/24	BARC	AUD	175	116,427	120,991	—	(4,564)
Expiring 10/02/24	BARC	AUD	175	116,421	120,990	—	(4,569)
Expiring 10/02/24	BNP	AUD	1,940	1,308,472	1,341,263	—	(32,791)
Expiring 10/02/24	BNP	AUD	1,660	1,118,201	1,147,679	—	(29,478)
Expiring 10/02/24	BNP	AUD	1,035	712,769	715,570	—	(2,801)
Expiring 10/02/24	BNP	AUD	639	437,462	442,050	—	(4,588)
Expiring 10/02/24	BNP	AUD	530	358,127	366,427	—	(8,300)
Expiring 10/02/24	BNP	AUD	355	238,501	245,437	—	(6,936)
Expiring 10/02/24	BNP	AUD	330	224,264	228,153	—	(3,889)
Expiring 10/02/24	BNP	AUD	175	116,999	120,990	—	(3,991)
Expiring 10/02/24	CITI	AUD	2,730	1,822,063	1,887,447	—	(65,384)
Expiring 10/02/24	CITI	AUD	1,055	703,131	729,398	—	(26,267)
Expiring 10/02/24	CITI	AUD	1,035	712,127	715,571	—	(3,444)
Expiring 10/02/24	CITI	AUD	690	469,445	477,047	—	(7,602)
Expiring 10/02/24	CITI	AUD	520	350,360	359,514	—	(9,154)
Expiring 10/02/24	CITI	AUD	350	237,437	241,980	—	(4,543)
Expiring 10/02/24	CITI	AUD	345	237,044	238,524	—	(1,480)
Expiring 10/02/24	CITI	AUD	175	117,726	120,990	—	(3,264)
Expiring 10/02/24	DB	AUD	885	588,419	611,865	—	(23,446)
Expiring 10/02/24	DB	AUD	710	473,905	490,874	—	(16,969)
Expiring 10/02/24	DB	AUD	355	237,188	245,438	—	(8,250)
Expiring 10/02/24	GSI	AUD	1,370	928,950	947,180	—	(18,230)
Expiring 10/02/24	GSI	AUD	355	238,800	245,437	—	(6,637)
Expiring 10/02/24	GSI	AUD	350	238,343	241,980	—	(3,637)
Expiring 10/02/24	GSI	AUD	175	118,547	120,990	—	(2,443)
Expiring 10/02/24	GSI	AUD	130	89,344	89,879	—	(535)
Expiring 10/02/24	GSI	AUD	130	89,313	89,878	—	(565)
Expiring 10/02/24	GSI	AUD	130	89,385	89,879	—	(494)
Expiring 10/02/24	HSBC	AUD	1,055	712,378	729,398	—	(17,020)
Expiring 10/02/24	HSBC	AUD	530	358,222	366,428	—	(8,206)
Expiring 10/02/24	HSBC	AUD	175	117,570	120,990	—	(3,420)
Expiring 10/02/24	JPM	AUD	1,035	698,204	715,571	—	(17,367)
Expiring 10/02/24	JPM	AUD	530	356,428	366,427	—	(9,999)
Expiring 10/02/24	JPM	AUD	355	239,400	245,438	—	(6,038)
A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/24	MSI	AUD	1,065	$706,471	$736,312	$—	$(29,841)
Expiring 10/02/24	MSI	AUD	1,050	707,750	725,941	—	(18,191)
Expiring 10/02/24	MSI	AUD	690	469,771	477,047	—	(7,276)
Expiring 10/02/24	RBC	AUD	1,070	716,439	739,769	—	(23,330)
Expiring 10/02/24	RBC	AUD	1,045	716,103	722,484	—	(6,381)
Expiring 10/02/24	RBC	AUD	1,040	714,465	719,027	—	(4,562)
Expiring 10/02/24	RBC	AUD	890	596,086	615,321	—	(19,235)
Expiring 10/02/24	RBC	AUD	885	588,324	611,865	—	(23,541)
Expiring 10/02/24	RBC	AUD	525	354,763	362,971	—	(8,208)
Expiring 10/02/24	RBC	AUD	350	239,670	241,980	—	(2,310)
Expiring 10/02/24	SCB	AUD	875	594,220	604,951	—	(10,731)
Expiring 10/02/24	SCB	AUD	120	80,466	82,965	—	(2,499)
Expiring 10/02/24	SCB	AUD	5	3,424	3,457	—	(33)
Expiring 10/02/24	SSB	AUD	880	597,334	608,408	—	(11,074)
Expiring 10/02/24	SSB	AUD	355	238,583	245,437	—	(6,854)
Expiring 10/02/24	SSB	AUD	355	239,501	245,438	—	(5,937)
Expiring 10/02/24	SSB	AUD	350	236,533	241,980	—	(5,447)
Expiring 10/02/24	SSB	AUD	350	239,600	241,981	—	(2,381)
Expiring 10/02/24	SSB	AUD	350	235,631	241,980	—	(6,349)
Expiring 10/02/24	SSB	AUD	350	236,294	241,981	—	(5,687)
Expiring 10/02/24	SSB	AUD	345	234,210	238,523	—	(4,313)
Expiring 10/02/24	SSB	AUD	345	237,016	238,524	—	(1,508)
Expiring 10/02/24	SSB	AUD	175	118,440	120,990	—	(2,550)
Expiring 10/02/24	SSB	AUD	175	117,811	120,990	—	(3,179)
Expiring 10/02/24	SSB	AUD	175	117,611	120,990	—	(3,379)
Expiring 10/02/24	SSB	AUD	175	118,004	120,990	—	(2,986)
Expiring 10/02/24	SSB	AUD	175	118,207	120,990	—	(2,783)
Expiring 10/02/24	SSB	AUD	175	117,788	120,990	—	(3,202)
Expiring 10/02/24	SSB	AUD	175	116,193	120,990	—	(4,797)
Expiring 10/02/24	SSB	AUD	175	116,540	120,991	—	(4,451)
Expiring 10/02/24	SSB	AUD	170	114,513	117,533	—	(3,020)
Expiring 10/02/24	SSB	AUD	170	114,212	117,533	—	(3,321)
Expiring 10/02/24	TD	AUD	355	236,821	245,437	—	(8,616)
Expiring 10/02/24	TD	AUD	345	237,447	238,524	—	(1,077)
Expiring 10/02/24	UAG	AUD	690	466,592	477,047	—	(10,455)
Expiring 10/02/24	UAG	AUD	505	341,986	349,144	—	(7,158)
Expiring 10/02/24	WBC	AUD	520	350,298	359,514	—	(9,216)
Expiring 10/02/24	WBC	AUD	175	117,501	120,991	—	(3,490)
Expiring 11/01/24	GSI	AUD	130	89,419	89,923	—	(504)
Expiring 11/01/24	GSI	AUD	130	89,351	89,923	—	(572)
Expiring 11/01/24	GSI	AUD	130	89,653	89,922	—	(269)
Expiring 11/01/24	MSI	AUD	515	354,485	356,232	—	(1,747)
Expiring 11/04/24	BARC	AUD	25,856	17,872,960	17,885,274	—	(12,314)
Expiring 11/04/24	BNP	AUD	303	208,306	209,593	—	(1,287)
Expiring 11/04/24	CBA	AUD	685	474,691	473,832	859	—
Expiring 11/04/24	CITI	AUD	685	473,273	473,833	—	(560)
Expiring 11/04/24	CITI	AUD	340	235,746	235,187	559	—
Expiring 11/04/24	JPM	AUD	122	83,926	84,390	—	(464)
Expiring 11/04/24	JPM	AUD	61	41,904	42,195	—	(291)
Expiring 11/04/24	RBC	AUD	1,030	713,134	712,478	656	—
Expiring 11/04/24	RBC	AUD	729	501,079	504,269	—	(3,190)
Expiring 11/04/24	RBC	AUD	345	237,792	238,646	—	(854)
Expiring 11/04/24	WBC	AUD	340	235,886	235,187	699	—
Brazilian Real,
Expiring 10/02/24	BARC	BRL	1,295	229,997	237,654	—	(7,657)
A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/02/24	BARC	BRL	1,025	$188,139	$188,105	$34	$—
Expiring 10/02/24	BARC	BRL	55	9,809	10,093	—	(284)
Expiring 10/02/24	BNP	BRL	2,360	431,784	433,101	—	(1,317)
Expiring 10/02/24	BOA	BRL	675	123,896	123,874	22	—
Expiring 10/02/24	CITI	BRL	2,085	383,978	382,633	1,345	—
Expiring 10/02/24	DB	BRL	1,235	219,517	226,644	—	(7,127)
Expiring 10/02/24	GSI	BRL	42,074	7,591,086	7,721,221	—	(130,135)
Expiring 10/02/24	GSI	BRL	1,605	294,598	294,545	53	—
Expiring 10/02/24	GSI	BRL	730	128,987	133,968	—	(4,981)
Expiring 10/02/24	JPM	BRL	680	124,814	124,791	23	—
Expiring 10/02/24	MSI	BRL	390	71,585	71,572	13	—
British Pound,
Expiring 10/02/24	BARC	GBP	12,953	17,110,213	17,317,506	—	(207,293)
Expiring 10/02/24	BARC	GBP	359	475,893	479,965	—	(4,072)
Expiring 10/02/24	BNP	GBP	536	701,562	716,605	—	(15,043)
Expiring 10/02/24	BNP	GBP	360	475,638	481,302	—	(5,664)
Expiring 10/02/24	BNP	GBP	270	356,276	360,977	—	(4,701)
Expiring 10/02/24	BNP	GBP	259	338,830	346,269	—	(7,439)
Expiring 10/02/24	BNP	GBP	258	337,802	344,933	—	(7,131)
Expiring 10/02/24	BNP	GBP	258	337,497	344,933	—	(7,436)
Expiring 10/02/24	BNP	GBP	200	262,501	267,390	—	(4,889)
Expiring 10/02/24	BNP	GBP	179	235,080	239,314	—	(4,234)
Expiring 10/02/24	BNP	GBP	178	234,215	237,977	—	(3,762)
Expiring 10/02/24	BNP	GBP	89	117,119	118,988	—	(1,869)
Expiring 10/02/24	BOA	GBP	7,952	10,642,162	10,631,422	10,740	—
Expiring 10/02/24	BOA	GBP	270	356,945	360,976	—	(4,031)
Expiring 10/02/24	CIBC	GBP	795	1,046,469	1,062,875	—	(16,406)
Expiring 10/02/24	CITI	GBP	1,074	1,429,486	1,435,883	—	(6,397)
Expiring 10/02/24	CITI	GBP	813	1,068,725	1,086,940	—	(18,215)
Expiring 10/02/24	CITI	GBP	355	468,330	474,617	—	(6,287)
Expiring 10/02/24	CITI	GBP	318	418,138	425,150	—	(7,012)
Expiring 10/02/24	CITI	GBP	274	349,988	366,324	—	(16,336)
Expiring 10/02/24	CITI	GBP	266	351,758	355,628	—	(3,870)
Expiring 10/02/24	CITI	GBP	178	234,329	237,977	—	(3,648)
Expiring 10/02/24	CITI	GBP	177	236,445	236,640	—	(195)
Expiring 10/02/24	GSI	GBP	313	414,163	418,465	—	(4,302)
Expiring 10/02/24	GSI	GBP	89	116,406	118,988	—	(2,582)
Expiring 10/02/24	GSI	GBP	66	88,169	88,239	—	(70)
Expiring 10/02/24	GSI	GBP	66	88,209	88,239	—	(30)
Expiring 10/02/24	GSI	GBP	66	88,235	88,239	—	(4)
Expiring 10/02/24	HSBC	GBP	540	712,829	721,953	—	(9,124)
Expiring 10/02/24	HSBC	GBP	532	712,094	711,257	837	—
Expiring 10/02/24	HSBC	GBP	149	196,713	199,205	—	(2,492)
Expiring 10/02/24	JPM	GBP	301	401,299	402,422	—	(1,123)
Expiring 10/02/24	JPM	GBP	90	117,454	120,326	—	(2,872)
Expiring 10/02/24	MSI	GBP	2,812	3,712,189	3,759,140	—	(46,951)
Expiring 10/02/24	MSI	GBP	533	701,401	712,594	—	(11,193)
Expiring 10/02/24	MSI	GBP	270	357,350	360,976	—	(3,626)
Expiring 10/02/24	RBC	GBP	875	1,156,180	1,169,831	—	(13,651)
Expiring 10/02/24	RBC	GBP	451	588,332	602,964	—	(14,632)
Expiring 10/02/24	RBC	GBP	258	337,829	344,933	—	(7,104)
Expiring 10/02/24	SCB	GBP	117	153,548	156,423	—	(2,875)
Expiring 10/02/24	SSB	GBP	772	1,011,368	1,032,471	—	(21,103)
Expiring 10/02/24	TD	GBP	90	117,392	120,325	—	(2,933)
Expiring 10/02/24	UAG	GBP	532	700,479	711,258	—	(10,779)
A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/24	UAG	GBP	451	$588,734	$602,964	$—	$(14,230)
Expiring 10/02/24	UAG	GBP	357	476,462	477,291	—	(829)
Expiring 10/02/24	UAG	GBP	177	233,332	236,640	—	(3,308)
Expiring 10/02/24	WBC	GBP	514	677,469	687,192	—	(9,723)
Expiring 10/21/24	TD	GBP	16,317	21,179,927	21,815,325	—	(635,398)
Expiring 11/01/24	GSI	GBP	66	88,548	88,237	311	—
Expiring 11/01/24	GSI	GBP	66	88,383	88,237	146	—
Expiring 11/01/24	GSI	GBP	66	88,251	88,237	14	—
Expiring 11/01/24	MSI	GBP	268	358,755	358,296	459	—
Expiring 11/04/24	BOA	GBP	12,576	16,829,769	16,813,051	16,718	—
Expiring 11/04/24	JPM	GBP	353	473,007	471,931	1,076	—
Expiring 11/04/24	SSB	GBP	368	492,210	491,985	225	—
Expiring 11/05/24	HSBC	GBP	3,584	4,797,520	4,791,479	6,041	—
Canadian Dollar,
Expiring 10/02/24	BARC	CAD	945	701,939	698,761	3,178	—
Expiring 10/02/24	BARC	CAD	288	211,991	212,956	—	(965)
Expiring 10/02/24	BARC	CAD	250	184,722	184,857	—	(135)
Expiring 10/02/24	BNP	CAD	1,340	994,563	990,836	3,727	—
Expiring 10/02/24	BNP	CAD	950	703,311	702,458	853	—
Expiring 10/02/24	BNP	CAD	800	587,903	591,544	—	(3,641)
Expiring 10/02/24	BNP	CAD	640	472,069	473,235	—	(1,166)
Expiring 10/02/24	BNP	CAD	520	382,473	384,504	—	(2,031)
Expiring 10/02/24	BNP	CAD	20	15,008	15,065	—	(57)
Expiring 10/02/24	CIBC	CAD	432	317,638	319,433	—	(1,795)
Expiring 10/02/24	CITI	CAD	315	233,896	232,920	976	—
Expiring 10/02/24	CITI	CAD	235	174,757	173,766	991	—
Expiring 10/02/24	CITI	CAD	5	3,701	3,697	4	—
Expiring 10/02/24	DB	CAD	1,380	1,022,513	1,020,413	2,100	—
Expiring 10/02/24	DB	CAD	640	472,139	473,235	—	(1,096)
Expiring 10/02/24	HSBC	CAD	8,503	6,286,413	6,287,372	—	(959)
Expiring 10/02/24	HSBC	CAD	955	705,335	706,155	—	(820)
Expiring 10/02/24	HSBC	CAD	800	588,432	591,544	—	(3,112)
Expiring 10/02/24	JPM	CAD	950	704,220	702,458	1,762	—
Expiring 10/02/24	MSI	CAD	630	467,683	465,840	1,843	—
Expiring 10/02/24	RBC	CAD	805	592,299	595,241	—	(2,942)
Expiring 10/02/24	RBC	CAD	805	592,242	595,241	—	(2,999)
Expiring 10/02/24	RBC	CAD	640	476,378	473,235	3,143	—
Expiring 10/02/24	SCB	CAD	30	22,096	22,183	—	(87)
Expiring 10/02/24	SG	CAD	645	474,802	476,932	—	(2,130)
Expiring 10/02/24	SG	CAD	160	117,602	118,309	—	(707)
Expiring 10/02/24	SSB	CAD	10,779	8,012,030	7,970,314	41,716	—
Expiring 10/02/24	SSB	CAD	160	117,736	118,308	—	(572)
Expiring 10/02/24	TD	CAD	800	587,807	591,543	—	(3,736)
Expiring 10/02/24	TD	CAD	645	477,619	476,932	687	—
Expiring 10/02/24	UAG	CAD	930	683,654	687,670	—	(4,016)
Expiring 10/21/24	HSBC	CAD	3,870	2,836,171	2,863,186	—	(27,015)
Expiring 10/21/24	HSBC	CAD	369	271,829	272,845	—	(1,016)
Expiring 11/04/24	BNP	CAD	640	473,899	473,614	285	—
Expiring 11/04/24	HSBC	CAD	10,422	7,711,403	7,712,511	—	(1,108)
Expiring 11/04/24	TD	CAD	160	118,473	118,404	69	—
Chilean Peso,
Expiring 10/02/24	BOA	CLP	85,200	94,911	94,738	173	—
Expiring 10/02/24	CITI	CLP	218,900	236,271	243,407	—	(7,136)
Expiring 10/02/24	CITI	CLP	63,389	70,614	70,485	129	—
Expiring 10/02/24	CITI	CLP	12,371	13,760	13,756	4	—
A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 10/02/24	GSI	CLP	198,800	$221,460	$221,057	$403	$—
Expiring 10/02/24	GSI	CLP	51,200	56,413	56,932	—	(519)
Expiring 10/02/24	GSI	CLP	31,900	34,844	35,471	—	(627)
Expiring 10/02/24	JPM	CLP	49,600	53,591	55,152	—	(1,561)
Expiring 10/02/24	JPM	CLP	32,500	36,204	36,138	66	—
Expiring 10/02/24	MSI	CLP	412,940	455,276	459,170	—	(3,894)
Expiring 10/02/24	MSI	CLP	42,000	44,968	46,702	—	(1,734)
Expiring 11/04/24	BOA	CLP	441,336	489,286	490,621	—	(1,335)
Expiring 11/04/24	BOA	CLP	133,977	148,385	148,938	—	(553)
Expiring 11/04/24	MSI	CLP	78,810	87,334	87,611	—	(277)
Expiring 11/04/24	SCB	CLP	70,929	78,548	78,850	—	(302)
Expiring 11/04/24	SCB	CLP	63,048	69,840	70,089	—	(249)
Expiring 12/18/24	TD	CLP	2,072,190	2,273,000	2,302,823	—	(29,823)
Chinese Renminbi,
Expiring 10/08/24	CA	CNH	3,712	522,068	530,088	—	(8,020)
Expiring 10/08/24	CA	CNH	1,321	185,780	188,644	—	(2,864)
Expiring 10/08/24	JPM	CNH	4,501	635,887	642,760	—	(6,873)
Expiring 10/08/24	JPM	CNH	2,475	347,919	353,440	—	(5,521)
Expiring 10/08/24	JPM	CNH	2,037	288,274	290,892	—	(2,618)
Expiring 10/08/24	JPM	CNH	1,685	237,865	240,625	—	(2,760)
Expiring 10/08/24	JPM	CNH	1,387	195,867	198,069	—	(2,202)
Expiring 10/08/24	JPM	CNH	835	118,126	119,241	—	(1,115)
Expiring 10/08/24	JPM	CNH	833	117,704	118,956	—	(1,252)
Expiring 10/08/24	JPM	CNH	828	116,718	118,241	—	(1,523)
Expiring 10/08/24	SSB	CNH	5,032	707,726	718,590	—	(10,864)
Expiring 10/08/24	SSB	CNH	3,726	524,952	532,088	—	(7,136)
Expiring 10/08/24	UAG	CNH	20,960	2,948,873	2,993,170	—	(44,297)
Expiring 10/08/24	UAG	CNH	14,921	2,060,940	2,130,777	—	(69,837)
Expiring 11/04/24	JPM	CNH	33,715	4,841,744	4,826,309	15,435	—
Expiring 11/12/24	MSI	CNH	187,311	26,299,957	26,829,556	—	(529,599)
Expiring 11/12/24	MSI	CNH	24,610	3,454,000	3,524,988	—	(70,988)
Expiring 11/12/24	MSI	CNH	24,358	3,420,000	3,488,966	—	(68,966)
Expiring 12/18/24	MSI	CNH	85,992	12,171,744	12,350,878	—	(179,134)
Expiring 05/22/25	JPM	CNH	1,549	219,213	224,485	—	(5,272)
Expiring 06/20/25	CITI	CNH	1,623	228,621	235,535	—	(6,914)
Colombian Peso,
Expiring 10/02/24	BARC	COP	390,852	93,543	92,900	643	—
Expiring 10/02/24	BNP	COP	955,302	228,651	227,064	1,587	—
Expiring 10/02/24	BNP	COP	699,378	167,383	166,233	1,150	—
Expiring 10/02/24	BOA	COP	111,098	26,589	26,406	183	—
Expiring 10/02/24	CITI	COP	2,865,908	686,774	681,191	5,583	—
Expiring 10/02/24	CITI	COP	1,679,378	415,590	399,168	16,422	—
Expiring 10/02/24	CITI	COP	1,043,924	249,844	248,128	1,716	—
Expiring 10/02/24	CITI	COP	724,100	174,398	172,110	2,288	—
Expiring 10/02/24	CITI	COP	719,734	177,274	171,072	6,202	—
Expiring 10/02/24	GSI	COP	830,000	205,121	197,281	7,840	—
Expiring 10/02/24	JPM	COP	284,100	67,303	67,527	—	(224)
Expiring 10/02/24	JPM	COP	193,300	46,214	45,945	269	—
Expiring 10/02/24	MSI	COP	196,200	46,648	46,635	13	—
Expiring 11/01/24	BNP	COP	699,378	166,719	165,555	1,164	—
Expiring 11/01/24	CITI	COP	2,098,134	500,772	496,667	4,105	—
Expiring 12/18/24	BARC	COP	4,358,465	1,028,000	1,025,942	2,058	—
Expiring 12/18/24	DB	COP	6,057,514	1,416,780	1,425,883	—	(9,103)
Expiring 12/18/24	DB	COP	5,862,067	1,361,220	1,379,876	—	(18,656)
Expiring 12/18/24	GSI	COP	9,277,714	2,203,000	2,183,888	19,112	—
A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/18/24	GSI	COP	6,768,407	$1,599,945	$1,593,221	$6,724	$—
Czech Koruna,
Expiring 10/02/24	BARC	CZK	9,670	426,436	426,953	—	(517)
Expiring 10/02/24	BARC	CZK	9,550	423,147	421,655	1,492	—
Expiring 10/02/24	BARC	CZK	4,650	206,236	205,308	928	—
Expiring 10/02/24	BARC	CZK	2,640	117,855	116,563	1,292	—
Expiring 10/02/24	BNP	CZK	7,102	315,588	313,569	2,019	—
Expiring 10/02/24	BNP	CZK	1,080	48,269	47,684	585	—
Expiring 10/02/24	GSI	CZK	1,090	48,030	48,126	—	(96)
Expiring 10/02/24	JPM	CZK	1,070	47,035	47,243	—	(208)
Expiring 10/02/24	JPM	CZK	790	35,083	34,880	203	—
Expiring 10/02/24	MSI	CZK	1,050	46,858	46,360	498	—
Expiring 10/02/24	RBC	CZK	1,590	70,288	70,203	85	—
Expiring 10/02/24	RBC	CZK	530	23,706	23,401	305	—
Expiring 10/02/24	SSB	CZK	5,350	238,477	236,215	2,262	—
Expiring 10/02/24	SSB	CZK	760	33,563	33,556	7	—
Expiring 10/21/24	HSBC	CZK	47,641	2,102,000	2,104,290	—	(2,290)
Expiring 10/21/24	MSI	CZK	252,937	10,893,060	11,172,252	—	(279,192)
Expiring 11/04/24	BNP	CZK	22,962	1,017,579	1,014,529	3,050	—
Expiring 11/04/24	RBC	CZK	2,130	94,050	94,110	—	(60)
Danish Krone,
Expiring 10/02/24	BARC	DKK	1,942	290,943	290,029	914	—
Expiring 11/04/24	CITI	DKK	1,942	290,483	290,556	—	(73)
Euro,
Expiring 10/02/24	BARC	EUR	1,059	1,174,029	1,178,918	—	(4,889)
Expiring 10/02/24	BARC	EUR	535	589,596	595,581	—	(5,985)
Expiring 10/02/24	BARC	EUR	534	594,353	594,468	—	(115)
Expiring 10/02/24	BARC	EUR	531	594,438	591,129	3,309	—
Expiring 10/02/24	BARC	EUR	531	591,170	591,128	42	—
Expiring 10/02/24	BARC	EUR	525	587,546	584,449	3,097	—
Expiring 10/02/24	BARC	EUR	406	450,530	451,974	—	(1,444)
Expiring 10/02/24	BARC	EUR	107	119,049	119,116	—	(67)
Expiring 10/02/24	BNP	EUR	50,114	56,035,518	55,789,183	246,335	—
Expiring 10/02/24	BNP	EUR	1,100	1,227,393	1,224,560	2,833	—
Expiring 10/02/24	BNP	EUR	865	963,142	963,206	—	(64)
Expiring 10/02/24	BNP	EUR	803	889,679	893,595	—	(3,916)
Expiring 10/02/24	BNP	EUR	643	708,445	715,811	—	(7,366)
Expiring 10/02/24	BNP	EUR	640	711,926	712,472	—	(546)
Expiring 10/02/24	BNP	EUR	639	712,598	711,359	1,239	—
Expiring 10/02/24	BNP	EUR	638	710,110	710,245	—	(135)
Expiring 10/02/24	BNP	EUR	636	702,821	708,018	—	(5,197)
Expiring 10/02/24	BNP	EUR	550	615,278	612,280	2,998	—
Expiring 10/02/24	BNP	EUR	535	589,882	595,581	—	(5,699)
Expiring 10/02/24	BNP	EUR	532	592,055	592,241	—	(186)
Expiring 10/02/24	BNP	EUR	529	586,453	588,903	—	(2,450)
Expiring 10/02/24	BNP	EUR	302	333,723	336,197	—	(2,474)
Expiring 10/02/24	BNP	EUR	290	323,105	322,839	266	—
Expiring 10/02/24	BNP	EUR	224	248,136	249,365	—	(1,229)
Expiring 10/02/24	BNP	EUR	211	234,254	234,893	—	(639)
Expiring 10/02/24	BNP	EUR	210	232,097	233,780	—	(1,683)
Expiring 10/02/24	BNP	EUR	28	31,031	31,171	—	(140)
Expiring 10/02/24	BOA	EUR	356	392,736	396,313	—	(3,577)
Expiring 10/02/24	BOA	EUR	354	390,427	394,085	—	(3,658)
Expiring 10/02/24	CITI	EUR	2,119	2,348,123	2,358,948	—	(10,825)
Expiring 10/02/24	CITI	EUR	1,069	1,178,873	1,190,050	—	(11,177)
A71

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	CITI	EUR	1,065	$1,186,111	$1,185,597	$514	$—
Expiring 10/02/24	CITI	EUR	1,059	1,174,144	1,178,917	—	(4,773)
Expiring 10/02/24	CITI	EUR	730	810,132	812,663	—	(2,531)
Expiring 10/02/24	CITI	EUR	643	709,749	715,811	—	(6,062)
Expiring 10/02/24	CITI	EUR	639	713,452	711,358	2,094	—
Expiring 10/02/24	CITI	EUR	638	711,992	710,245	1,747	—
Expiring 10/02/24	CITI	EUR	637	712,668	709,131	3,537	—
Expiring 10/02/24	CITI	EUR	636	705,025	708,019	—	(2,994)
Expiring 10/02/24	CITI	EUR	533	594,814	593,356	1,458	—
Expiring 10/02/24	CITI	EUR	531	592,369	591,129	1,240	—
Expiring 10/02/24	CITI	EUR	528	586,364	587,789	—	(1,425)
Expiring 10/02/24	CITI	EUR	445	494,599	495,390	—	(791)
Expiring 10/02/24	CITI	EUR	423	469,027	470,899	—	(1,872)
Expiring 10/02/24	CITI	EUR	320	357,323	356,235	1,088	—
Expiring 10/02/24	CITI	EUR	319	355,574	355,123	451	—
Expiring 10/02/24	CITI	EUR	168	187,120	187,023	97	—
Expiring 10/02/24	CITI	EUR	107	119,355	119,116	239	—
Expiring 10/02/24	CITI	EUR	107	119,238	119,117	121	—
Expiring 10/02/24	DB	EUR	55,583	62,052,867	61,877,028	175,839	—
Expiring 10/02/24	DB	EUR	14,714	16,386,099	16,380,163	5,936	—
Expiring 10/02/24	DB	EUR	1,067	1,188,594	1,187,823	771	—
Expiring 10/02/24	DB	EUR	525	587,686	584,450	3,236	—
Expiring 10/02/24	DB	EUR	319	355,467	355,122	345	—
Expiring 10/02/24	DB	EUR	166	184,072	184,798	—	(726)
Expiring 10/02/24	DB	EUR	106	118,217	118,004	213	—
Expiring 10/02/24	GSI	EUR	531	594,080	591,129	2,951	—
Expiring 10/02/24	GSI	EUR	529	586,659	588,902	—	(2,243)
Expiring 10/02/24	GSI	EUR	423	469,181	470,899	—	(1,718)
Expiring 10/02/24	GSI	EUR	380	422,778	423,030	—	(252)
Expiring 10/02/24	GSI	EUR	204	226,103	227,101	—	(998)
Expiring 10/02/24	GSI	EUR	158	175,200	175,891	—	(691)
Expiring 10/02/24	GSI	EUR	80	89,211	89,059	152	—
Expiring 10/02/24	GSI	EUR	80	89,159	89,059	100	—
Expiring 10/02/24	GSI	EUR	80	89,514	89,059	455	—
Expiring 10/02/24	HSBC	EUR	768	853,514	854,802	—	(1,288)
Expiring 10/02/24	HSBC	EUR	639	713,575	711,359	2,216	—
Expiring 10/02/24	HSBC	EUR	637	709,233	709,132	101	—
Expiring 10/02/24	HSBC	EUR	212	235,406	236,006	—	(600)
Expiring 10/02/24	JPM	EUR	1,856	2,053,190	2,066,201	—	(13,011)
Expiring 10/02/24	JPM	EUR	1,607	1,771,190	1,788,971	—	(17,781)
Expiring 10/02/24	JPM	EUR	1,065	1,185,907	1,185,596	311	—
Expiring 10/02/24	JPM	EUR	718	804,463	799,304	5,159	—
Expiring 10/02/24	JPM	EUR	639	712,077	711,358	719	—
Expiring 10/02/24	JPM	EUR	445	491,855	495,572	—	(3,717)
Expiring 10/02/24	JPM	EUR	363	405,247	403,932	1,315	—
Expiring 10/02/24	JPM	EUR	329	362,585	366,255	—	(3,670)
Expiring 10/02/24	JPM	EUR	319	357,038	355,123	1,915	—
Expiring 10/02/24	JPM	EUR	215	238,239	239,346	—	(1,107)
Expiring 10/02/24	JPM	EUR	30	33,285	33,397	—	(112)
Expiring 10/02/24	MSI	EUR	638	715,019	710,245	4,774	—
Expiring 10/02/24	RBC	EUR	643	708,959	715,811	—	(6,852)
Expiring 10/02/24	RBC	EUR	637	709,097	709,132	—	(35)
Expiring 10/02/24	RBC	EUR	531	590,746	591,129	—	(383)
Expiring 10/02/24	RBC	EUR	422	469,042	469,785	—	(743)
Expiring 10/02/24	RBC	EUR	106	118,097	118,003	94	—
A72

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	SG	EUR	1,067	$1,188,449	$1,187,823	$626	$—
Expiring 10/02/24	SG	EUR	1,067	1,188,011	1,187,824	187	—
Expiring 10/02/24	SG	EUR	639	711,643	711,358	285	—
Expiring 10/02/24	SG	EUR	535	589,385	595,581	—	(6,196)
Expiring 10/02/24	SG	EUR	535	590,265	595,582	—	(5,317)
Expiring 10/02/24	SG	EUR	535	589,682	595,582	—	(5,900)
Expiring 10/02/24	SG	EUR	533	592,842	593,355	—	(513)
Expiring 10/02/24	SG	EUR	532	592,175	592,242	—	(67)
Expiring 10/02/24	SG	EUR	532	592,100	592,242	—	(142)
Expiring 10/02/24	SG	EUR	530	588,287	590,016	—	(1,729)
Expiring 10/02/24	SG	EUR	528	586,177	587,789	—	(1,612)
Expiring 10/02/24	SG	EUR	428	473,057	476,465	—	(3,408)
Expiring 10/02/24	SG	EUR	211	234,114	234,893	—	(779)
Expiring 10/02/24	SG	EUR	107	119,311	119,116	195	—
Expiring 10/02/24	SG	EUR	106	117,931	118,003	—	(72)
Expiring 10/02/24	SSB	EUR	531	592,220	591,128	1,092	—
Expiring 10/02/24	SSB	EUR	428	474,869	476,465	—	(1,596)
Expiring 10/02/24	SSB	EUR	428	475,930	476,040	—	(110)
Expiring 10/02/24	SSB	EUR	426	475,158	474,239	919	—
Expiring 10/02/24	SSB	EUR	423	469,121	470,899	—	(1,778)
Expiring 10/02/24	SSB	EUR	422	468,725	469,786	—	(1,061)
Expiring 10/02/24	SSB	EUR	317	352,679	352,896	—	(217)
Expiring 10/02/24	SSB	EUR	107	119,417	119,117	300	—
Expiring 10/02/24	SSB	EUR	106	118,793	118,004	789	—
Expiring 10/02/24	TD	EUR	1,062	1,181,486	1,182,258	—	(772)
Expiring 10/02/24	TD	EUR	214	237,562	238,232	—	(670)
Expiring 10/02/24	TD	EUR	213	237,421	237,120	301	—
Expiring 10/02/24	TD	EUR	107	119,141	119,117	24	—
Expiring 10/02/24	TD	EUR	106	118,111	118,004	107	—
Expiring 10/02/24	UAG	EUR	535	593,236	595,581	—	(2,345)
Expiring 10/02/24	UAG	EUR	535	593,610	595,581	—	(1,971)
Expiring 10/02/24	UAG	EUR	426	475,420	474,239	1,181	—
Expiring 10/02/24	UAG	EUR	354	390,701	394,086	—	(3,385)
Expiring 10/02/24	UAG	EUR	320	356,392	356,236	156	—
Expiring 10/21/24	CITI	EUR	2,338	2,568,287	2,604,442	—	(36,155)
Expiring 10/21/24	GSI	EUR	31,612	34,624,022	35,221,238	—	(597,216)
Expiring 10/21/24	HSBC	EUR	31,612	34,602,715	35,221,238	—	(618,523)
Expiring 10/21/24	JPM	EUR	7,813	8,640,844	8,705,307	—	(64,463)
Expiring 10/21/24	SSB	EUR	45,993	49,566,488	51,244,229	—	(1,677,741)
Expiring 10/21/24	SSB	EUR	34,532	37,752,659	38,473,954	—	(721,295)
Expiring 10/21/24	SSB	EUR	6,507	7,125,653	7,249,944	—	(124,291)
Expiring 11/01/24	GSI	EUR	80	89,433	89,178	255	—
Expiring 11/01/24	GSI	EUR	80	89,357	89,178	179	—
Expiring 11/01/24	GSI	EUR	80	89,525	89,178	347	—
Expiring 11/01/24	MSI	EUR	318	355,651	354,481	1,170	—
Expiring 11/04/24	CITI	EUR	479	535,770	534,008	1,762	—
Expiring 11/04/24	DB	EUR	58,770	65,538,100	65,519,142	18,958	—
Expiring 11/04/24	GSI	EUR	1,695	1,889,628	1,889,653	—	(25)
Expiring 11/04/24	GSI	EUR	106	118,716	118,173	543	—
Expiring 11/04/24	HSBC	EUR	953	1,067,294	1,062,443	4,851	—
Expiring 11/04/24	JPM	EUR	1,017	1,134,392	1,133,792	600	—
Expiring 11/04/24	RBC	EUR	531	593,181	591,980	1,201	—
Expiring 11/04/24	RBC	EUR	530	593,560	590,865	2,695	—
Expiring 11/04/24	SG	EUR	530	593,705	590,865	2,840	—
Expiring 11/04/24	SG	EUR	530	594,356	590,865	3,491	—
A73

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/04/24	SSB	EUR	546	$610,194	$608,703	$1,491	$—
Expiring 11/04/24	SSB	EUR	530	594,142	590,865	3,277	—
Expiring 11/04/24	SSB	EUR	318	354,777	354,519	258	—
Expiring 11/04/24	TD	EUR	471	525,655	525,090	565	—
Expiring 11/04/24	UAG	EUR	531	592,489	591,980	509	—
Expiring 11/05/24	BNP	EUR	55,642	62,251,813	62,033,956	217,857	—
Expiring 11/05/24	GSI	EUR	1,216	1,358,524	1,355,229	3,295	—
Hong Kong Dollar,
Expiring 04/16/25	BNP	HKD	4,965	639,087	640,203	—	(1,116)
Expiring 04/17/25	JPM	HKD	4,965	639,078	640,211	—	(1,133)
Expiring 05/12/25	MSI	HKD	8,325	1,073,224	1,073,776	—	(552)
Expiring 05/12/25	UAG	HKD	8,370	1,079,123	1,079,580	—	(457)
Expiring 06/18/25	SCB	HKD	6,955	896,899	897,454	—	(555)
Hungarian Forint,
Expiring 10/02/24	BARC	HUF	412,712	1,165,857	1,156,239	9,618	—
Expiring 10/02/24	BARC	HUF	26,080	72,496	73,065	—	(569)
Expiring 10/02/24	DB	HUF	136,920	380,763	383,590	—	(2,827)
Expiring 10/02/24	GSI	HUF	41,700	116,961	116,825	136	—
Expiring 10/21/24	UAG	HUF	812,697	2,226,000	2,275,102	—	(49,102)
Expiring 11/04/24	BARC	HUF	243,912	683,926	682,452	1,474	—
Expiring 11/04/24	DB	HUF	66,100	185,913	184,944	969	—
Indian Rupee,
Expiring 10/03/24	BARC	INR	55,240	659,277	659,123	154	—
Expiring 10/03/24	BOA	INR	4,480	53,360	53,455	—	(95)
Expiring 10/03/24	CITI	INR	17,850	213,036	212,986	50	—
Expiring 10/03/24	DB	INR	122,436	1,463,670	1,460,903	2,767	—
Expiring 10/03/24	DB	INR	122,436	1,462,446	1,460,903	1,543	—
Expiring 10/03/24	GSI	INR	11,040	131,760	131,729	31	—
Expiring 10/03/24	JPM	INR	78,850	941,057	940,837	220	—
Indonesian Rupiah,
Expiring 10/02/24	BARC	IDR	1,815,000	119,849	119,734	115	—
Expiring 10/02/24	BOA	IDR	522,000	33,917	34,436	—	(519)
Expiring 10/02/24	CITI	IDR	16,334,607	1,057,153	1,077,582	—	(20,429)
Expiring 10/02/24	CITI	IDR	10,479,000	691,957	691,292	665	—
Expiring 10/02/24	CITI	IDR	1,082,000	71,260	71,379	—	(119)
Expiring 10/02/24	CITI	IDR	546,000	36,099	36,019	80	—
Expiring 10/02/24	DB	IDR	3,639,000	235,992	240,062	—	(4,070)
Expiring 10/02/24	GSI	IDR	2,534,000	163,727	167,166	—	(3,439)
Expiring 10/02/24	JPM	IDR	3,601,000	233,210	237,555	—	(4,345)
Expiring 10/02/24	MSI	IDR	1,998,000	131,784	131,807	—	(23)
Expiring 11/04/24	CITI	IDR	24,807,607	1,638,288	1,630,807	7,481	—
Israeli Shekel,
Expiring 10/07/24	BARC	ILS	590	155,727	158,280	—	(2,553)
Expiring 10/07/24	CITI	ILS	3,208	876,316	860,612	15,704	—
Expiring 10/07/24	CITI	ILS	635	168,216	170,351	—	(2,135)
Expiring 10/07/24	DB	ILS	470	124,297	126,087	—	(1,790)
Expiring 10/07/24	HSBC	ILS	135	35,581	36,217	—	(636)
Expiring 10/07/24	UAG	ILS	280	75,585	75,116	469	—
Expiring 11/04/24	HSBC	ILS	1,518	409,507	407,557	1,950	—
Expiring 11/04/24	HSBC	ILS	510	136,974	136,926	48	—
Japanese Yen,
Expiring 10/02/24	BARC	JPY	151,400	1,079,114	1,053,690	25,424	—
Expiring 10/02/24	BARC	JPY	149,881	1,054,434	1,043,118	11,316	—
Expiring 10/02/24	BARC	JPY	101,100	717,362	703,620	13,742	—
Expiring 10/02/24	BARC	JPY	100,900	717,559	702,228	15,331	—
A74

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	BARC	JPY	100,800	$710,642	$701,531	$9,111	$—
Expiring 10/02/24	BARC	JPY	99,875	694,532	695,094	—	(562)
Expiring 10/02/24	BARC	JPY	85,000	588,685	591,570	—	(2,885)
Expiring 10/02/24	BARC	JPY	84,100	592,876	585,306	7,570	—
Expiring 10/02/24	BARC	JPY	67,400	479,563	469,080	10,483	—
Expiring 10/02/24	BARC	JPY	67,400	471,492	469,079	2,413	—
Expiring 10/02/24	BARC	JPY	67,400	478,401	469,080	9,321	—
Expiring 10/02/24	BARC	JPY	67,400	471,251	469,079	2,172	—
Expiring 10/02/24	BARC	JPY	67,200	476,041	467,687	8,354	—
Expiring 10/02/24	BARC	JPY	49,972	348,142	347,787	355	—
Expiring 10/02/24	BARC	JPY	33,700	235,631	234,540	1,091	—
Expiring 10/02/24	BARC	JPY	33,700	236,432	234,539	1,893	—
Expiring 10/02/24	BARC	JPY	31,725	221,217	220,794	423	—
Expiring 10/02/24	BARC	JPY	31,725	221,217	220,794	423	—
Expiring 10/02/24	BARC	JPY	17,000	116,651	118,314	—	(1,663)
Expiring 10/02/24	BARC	JPY	17,000	119,018	118,314	704	—
Expiring 10/02/24	BARC	JPY	17,000	118,807	118,314	493	—
Expiring 10/02/24	BNP	JPY	1,743,848	12,091,117	12,136,552	—	(45,435)
Expiring 10/02/24	BNP	JPY	100,000	706,234	695,964	10,270	—
Expiring 10/02/24	BNP	JPY	85,500	597,076	595,049	2,027	—
Expiring 10/02/24	BNP	JPY	83,200	591,213	579,042	12,171	—
Expiring 10/02/24	BNP	JPY	83,200	591,366	579,042	12,324	—
Expiring 10/02/24	BNP	JPY	68,400	476,765	476,039	726	—
Expiring 10/02/24	BNP	JPY	67,400	480,710	469,079	11,631	—
Expiring 10/02/24	BNP	JPY	67,400	472,389	469,079	3,310	—
Expiring 10/02/24	BNP	JPY	67,400	472,383	469,080	3,303	—
Expiring 10/02/24	BNP	JPY	61,900	438,644	430,801	7,843	—
Expiring 10/02/24	BNP	JPY	33,700	239,060	234,540	4,520	—
Expiring 10/02/24	BNP	JPY	33,700	239,765	234,540	5,225	—
Expiring 10/02/24	BNP	JPY	33,700	240,376	234,540	5,836	—
Expiring 10/02/24	BNP	JPY	25,500	175,468	177,471	—	(2,003)
Expiring 10/02/24	BNP	JPY	19,100	132,660	132,929	—	(269)
Expiring 10/02/24	BNP	JPY	17,000	116,127	118,314	—	(2,187)
Expiring 10/02/24	BOA	JPY	84,100	591,436	585,305	6,131	—
Expiring 10/02/24	CA	JPY	84,000	595,781	584,610	11,171	—
Expiring 10/02/24	CIBC	JPY	84,100	592,066	585,306	6,760	—
Expiring 10/02/24	CITI	JPY	170,100	1,187,326	1,183,835	3,491	—
Expiring 10/02/24	CITI	JPY	102,200	712,312	711,275	1,037	—
Expiring 10/02/24	CITI	JPY	102,100	698,189	710,580	—	(12,391)
Expiring 10/02/24	CITI	JPY	85,600	591,072	595,746	—	(4,674)
Expiring 10/02/24	CITI	JPY	85,600	593,292	595,745	—	(2,453)
Expiring 10/02/24	CITI	JPY	85,500	597,268	595,049	2,219	—
Expiring 10/02/24	CITI	JPY	84,200	588,806	586,002	2,804	—
Expiring 10/02/24	CITI	JPY	68,400	477,528	476,039	1,489	—
Expiring 10/02/24	CITI	JPY	68,100	474,596	473,951	645	—
Expiring 10/02/24	CITI	JPY	67,600	476,201	470,471	5,730	—
Expiring 10/02/24	CITI	JPY	67,400	472,223	469,080	3,143	—
Expiring 10/02/24	CITI	JPY	67,300	474,508	468,383	6,125	—
Expiring 10/02/24	CITI	JPY	67,300	477,657	468,384	9,273	—
Expiring 10/02/24	CITI	JPY	67,300	478,917	468,384	10,533	—
Expiring 10/02/24	CITI	JPY	67,200	470,169	467,688	2,481	—
Expiring 10/02/24	CITI	JPY	50,500	358,365	351,461	6,904	—
Expiring 10/02/24	CITI	JPY	38,500	266,145	267,947	—	(1,802)
Expiring 10/02/24	CITI	JPY	34,200	238,724	238,020	704	—
Expiring 10/02/24	CITI	JPY	34,000	235,492	236,628	—	(1,136)
A75

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	CITI	JPY	33,700	$240,583	$234,540	$6,043	$—
Expiring 10/02/24	CITI	JPY	31,725	221,119	220,794	325	—
Expiring 10/02/24	CITI	JPY	16,800	119,624	116,922	2,702	—
Expiring 10/02/24	CITI	JPY	16,700	119,661	116,226	3,435	—
Expiring 10/02/24	GSI	JPY	101,500	710,224	706,403	3,821	—
Expiring 10/02/24	GSI	JPY	95,200	660,777	662,558	—	(1,781)
Expiring 10/02/24	GSI	JPY	45,500	313,806	316,664	—	(2,858)
Expiring 10/02/24	GSI	JPY	31,750	221,397	220,968	429	—
Expiring 10/02/24	GSI	JPY	16,800	119,604	116,921	2,683	—
Expiring 10/02/24	HSBC	JPY	168,000	1,181,414	1,169,219	12,195	—
Expiring 10/02/24	HSBC	JPY	100,800	714,726	701,531	13,195	—
Expiring 10/02/24	HSBC	JPY	67,600	477,221	470,472	6,749	—
Expiring 10/02/24	HSBC	JPY	63,500	441,697	441,937	—	(240)
Expiring 10/02/24	HSBC	JPY	62,911	441,304	437,838	3,466	—
Expiring 10/02/24	HSBC	JPY	50,600	353,614	352,158	1,456	—
Expiring 10/02/24	HSBC	JPY	40,250	282,709	280,125	2,584	—
Expiring 10/02/24	HSBC	JPY	31,725	219,640	220,794	—	(1,154)
Expiring 10/02/24	JPM	JPY	98,000	679,067	682,045	—	(2,978)
Expiring 10/02/24	JPM	JPY	34,000	236,860	236,628	232	—
Expiring 10/02/24	JPM	JPY	17,000	118,467	118,314	153	—
Expiring 10/02/24	JPM	JPY	16,800	119,402	116,922	2,480	—
Expiring 10/02/24	MSI	JPY	101,100	718,520	703,619	14,901	—
Expiring 10/02/24	MSI	JPY	84,100	592,908	585,305	7,603	—
Expiring 10/02/24	MSI	JPY	67,400	480,399	469,079	11,320	—
Expiring 10/02/24	RBC	JPY	168,900	1,188,267	1,175,483	12,784	—
Expiring 10/02/24	RBC	JPY	168,400	1,177,649	1,172,003	5,646	—
Expiring 10/02/24	RBC	JPY	118,200	832,142	822,630	9,512	—
Expiring 10/02/24	RBC	JPY	101,200	713,409	704,316	9,093	—
Expiring 10/02/24	RBC	JPY	83,200	593,186	579,042	14,144	—
Expiring 10/02/24	RBC	JPY	67,300	477,146	468,383	8,763	—
Expiring 10/02/24	RBC	JPY	63,450	441,217	441,589	—	(372)
Expiring 10/02/24	RBC	JPY	49,972	356,545	347,787	8,758	—
Expiring 10/02/24	SCB	JPY	168,400	1,178,306	1,172,003	6,303	—
Expiring 10/02/24	SG	JPY	83,200	593,650	579,042	14,608	—
Expiring 10/02/24	SG	JPY	16,600	117,961	115,530	2,431	—
Expiring 10/02/24	SSB	JPY	83,200	592,651	579,042	13,609	—
Expiring 10/02/24	SSB	JPY	63,450	441,267	441,589	—	(322)
Expiring 10/02/24	SSB	JPY	50,500	352,334	351,462	872	—
Expiring 10/02/24	SSB	JPY	33,700	240,530	234,539	5,991	—
Expiring 10/02/24	SSB	JPY	16,600	117,966	115,530	2,436	—
Expiring 10/02/24	TD	JPY	75,000	535,380	521,972	13,408	—
Expiring 10/02/24	TD	JPY	35,300	251,808	245,675	6,133	—
Expiring 10/02/24	UAG	JPY	165,100	1,034,081	1,149,036	—	(114,955)
Expiring 10/02/24	UAG	JPY	138,000	953,558	960,430	—	(6,872)
Expiring 10/02/24	UAG	JPY	85,100	585,617	592,265	—	(6,648)
Expiring 10/02/24	UAG	JPY	63,450	441,497	441,589	—	(92)
Expiring 10/02/24	UAG	JPY	43,376	303,695	301,882	1,813	—
Expiring 10/02/24	UAG	JPY	40,250	282,749	280,125	2,624	—
Expiring 10/02/24	UAG	JPY	34,000	236,965	236,628	337	—
Expiring 10/02/24	UAG	JPY	27,748	194,556	193,116	1,440	—
Expiring 10/02/24	UAG	JPY	21,300	150,289	148,241	2,048	—
Expiring 10/02/24	UAG	JPY	16,800	119,659	116,922	2,737	—
Expiring 10/02/24	UAG	JPY	10,241	71,841	71,273	568	—
Expiring 10/21/24	GSI	JPY	66,936	450,079	467,167	—	(17,088)
Expiring 11/01/24	CITI	JPY	85,700	593,259	599,111	—	(5,852)
A76

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/01/24	CITI	JPY	17,556	$123,701	$122,730	$971	$—
Expiring 11/01/24	GSI	JPY	85,700	600,237	599,111	1,126	—
Expiring 11/01/24	GSI	JPY	23,100	162,622	161,487	1,135	—
Expiring 11/01/24	GSI	JPY	5,544	39,058	38,757	301	—
Expiring 11/01/24	MSI	JPY	34,300	240,147	239,784	363	—
Expiring 11/01/24	MSI	JPY	21,600	151,746	151,001	745	—
Expiring 11/01/24	RBC	JPY	86,000	606,522	601,208	5,314	—
Expiring 11/01/24	RBC	JPY	85,700	602,884	599,110	3,774	—
Expiring 11/01/24	SSB	JPY	68,600	483,436	479,569	3,867	—
Expiring 11/01/24	SSB	JPY	51,400	362,838	359,327	3,511	—
Expiring 11/01/24	SSB	JPY	25,600	179,600	178,964	636	—
Expiring 11/01/24	UAG	JPY	1,629,348	11,454,639	11,390,430	64,209	—
Expiring 11/18/24	BNP	JPY	428,850	2,921,142	3,003,856	—	(82,714)
Expiring 11/25/24	JPM	JPY	187,750	1,303,288	1,316,144	—	(12,856)
Malaysian Ringgit,
Expiring 10/02/24	BNP	MYR	410	94,621	99,423	—	(4,802)
Expiring 10/02/24	BNP	MYR	150	36,295	36,374	—	(79)
Expiring 10/02/24	HSBC	MYR	300	72,467	72,748	—	(281)
Expiring 10/02/24	SCB	MYR	1,993	459,886	483,294	—	(23,408)
Expiring 10/02/24	SCB	MYR	390	90,244	94,573	—	(4,329)
Expiring 11/04/24	BNP	MYR	3,093	749,755	749,588	167	—
Mexican Peso,
Expiring 10/02/24	BARC	MXN	10,400	519,785	528,021	—	(8,236)
Expiring 10/02/24	BARC	MXN	8,530	427,816	433,080	—	(5,264)
Expiring 10/02/24	BARC	MXN	2,830	141,966	143,682	—	(1,716)
Expiring 10/02/24	BARC	MXN	2,100	104,935	106,620	—	(1,685)
Expiring 10/02/24	BARC	MXN	2,030	104,730	103,066	1,664	—
Expiring 10/02/24	BNP	MXN	9,100	469,794	462,019	7,775	—
Expiring 10/02/24	BNP	MXN	4,730	237,723	240,148	—	(2,425)
Expiring 10/02/24	BNP	MXN	4,620	237,134	234,563	2,571	—
Expiring 10/02/24	BNP	MXN	1,960	100,671	99,512	1,159	—
Expiring 10/02/24	CA	MXN	4,580	237,532	232,532	5,000	—
Expiring 10/02/24	CITI	MXN	9,460	475,651	480,296	—	(4,645)
Expiring 10/02/24	CITI	MXN	8,240	420,280	418,356	1,924	—
Expiring 10/02/24	CITI	MXN	8,000	398,620	406,170	—	(7,550)
Expiring 10/02/24	CITI	MXN	4,680	234,569	237,609	—	(3,040)
Expiring 10/02/24	CITI	MXN	4,680	232,954	237,610	—	(4,656)
Expiring 10/02/24	CITI	MXN	4,620	236,337	234,563	1,774	—
Expiring 10/02/24	CITI	MXN	4,580	236,545	232,533	4,012	—
Expiring 10/02/24	CITI	MXN	1,010	50,623	51,279	—	(656)
Expiring 10/02/24	CITI	MXN	790	40,563	40,109	454	—
Expiring 10/02/24	CITI	MXN	700	36,531	35,540	991	—
Expiring 10/02/24	GSI	MXN	11,100	560,529	563,562	—	(3,033)
Expiring 10/02/24	GSI	MXN	7,070	354,925	358,953	—	(4,028)
Expiring 10/02/24	GSI	MXN	4,090	206,813	207,655	—	(842)
Expiring 10/02/24	GSI	MXN	2,340	116,538	118,804	—	(2,266)
Expiring 10/02/24	GSI	MXN	1,220	61,681	61,941	—	(260)
Expiring 10/02/24	GSI	MXN	1,170	58,512	59,403	—	(891)
Expiring 10/02/24	GSI	MXN	800	40,061	40,617	—	(556)
Expiring 10/02/24	HSBC	MXN	2,270	114,931	115,250	—	(319)
Expiring 10/02/24	MSI	MXN	42,632	2,154,809	2,164,481	—	(9,672)
Expiring 10/02/24	MSI	MXN	7,090	353,660	359,969	—	(6,309)
Expiring 10/02/24	MSI	MXN	4,730	236,991	240,149	—	(3,158)
Expiring 10/02/24	MSI	MXN	4,730	238,025	240,149	—	(2,124)
Expiring 10/02/24	MSI	MXN	4,730	236,276	240,149	—	(3,873)
A77

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/02/24	MSI	MXN	2,340	$116,489	$118,805	$—	$(2,316)
Expiring 10/02/24	MSI	MXN	1,640	82,076	83,265	—	(1,189)
Expiring 10/02/24	SG	MXN	2,310	118,398	117,281	1,117	—
Expiring 10/02/24	SSB	MXN	9,360	468,675	475,219	—	(6,544)
Expiring 10/02/24	SSB	MXN	8,360	433,999	424,448	9,551	—
Expiring 10/02/24	UAG	MXN	42,807	2,188,936	2,173,367	15,569	—
Expiring 10/02/24	UAG	MXN	32,900	1,695,953	1,670,376	25,577	—
Expiring 10/02/24	UAG	MXN	2,980	151,604	151,299	305	—
Expiring 10/02/24	UAG	MXN	2,310	115,142	117,281	—	(2,139)
Expiring 11/04/24	MSI	MXN	3,230	163,704	163,136	568	—
Expiring 11/04/24	SSB	MXN	9,260	469,041	467,691	1,350	—
Expiring 11/04/24	SSB	MXN	4,650	235,813	234,855	958	—
Expiring 11/04/24	SSB	MXN	4,620	234,025	233,340	685	—
Expiring 11/04/24	TD	MXN	4,650	235,934	234,855	1,079	—
Expiring 11/04/24	UAG	MXN	99,832	5,078,940	5,042,167	36,773	—
Expiring 12/18/24	GSI	MXN	2,592	128,376	130,065	—	(1,689)
Expiring 12/18/24	JPM	MXN	36,673	1,878,000	1,839,951	38,049	—
New Taiwanese Dollar,
Expiring 10/02/24	BNP	TWD	3,970	123,674	125,402	—	(1,728)
Expiring 10/02/24	CITI	TWD	18,489	580,867	584,019	—	(3,152)
Expiring 10/02/24	CITI	TWD	9,439	294,831	298,154	—	(3,323)
Expiring 10/02/24	DB	TWD	12,426	387,163	392,505	—	(5,342)
Expiring 10/02/24	DB	TWD	4,485	140,354	141,670	—	(1,316)
Expiring 10/02/24	DB	TWD	3,146	98,236	99,374	—	(1,138)
Expiring 10/02/24	DB	TWD	155	4,864	4,896	—	(32)
Expiring 10/02/24	GSI	TWD	6,255	197,705	197,579	126	—
Expiring 10/02/24	JPM	TWD	23,388	739,238	738,766	472	—
Expiring 10/02/24	JPM	TWD	11,390	356,774	359,781	—	(3,007)
Expiring 12/18/24	BOA	TWD	84,815	2,678,000	2,705,160	—	(27,160)
Expiring 12/18/24	CITI	TWD	289,400	9,000,165	9,230,382	—	(230,217)
Expiring 12/18/24	JPM	TWD	152,198	4,810,913	4,854,335	—	(43,422)
Expiring 12/18/24	JPM	TWD	98,514	3,119,000	3,142,078	—	(23,078)
Expiring 12/18/24	MSI	TWD	174,449	5,527,000	5,564,017	—	(37,017)
New Zealand Dollar,
Expiring 10/02/24	BARC	NZD	960	593,548	609,886	—	(16,338)
Expiring 10/02/24	BARC	NZD	955	597,395	606,709	—	(9,314)
Expiring 10/02/24	BARC	NZD	770	475,806	489,179	—	(13,373)
Expiring 10/02/24	BARC	NZD	755	469,191	479,650	—	(10,459)
Expiring 10/02/24	BARC	NZD	575	356,022	365,296	—	(9,274)
Expiring 10/02/24	BARC	NZD	385	238,369	244,590	—	(6,221)
Expiring 10/02/24	BARC	NZD	385	238,037	244,589	—	(6,552)
Expiring 10/02/24	BARC	NZD	385	239,521	244,590	—	(5,069)
Expiring 10/02/24	BARC	NZD	375	233,893	238,236	—	(4,343)
Expiring 10/02/24	BNP	NZD	1,120	699,098	711,534	—	(12,436)
Expiring 10/02/24	BNP	NZD	960	594,161	609,886	—	(15,725)
Expiring 10/02/24	BNP	NZD	670	419,501	425,649	—	(6,148)
Expiring 10/02/24	BNP	NZD	395	249,212	250,942	—	(1,730)
Expiring 10/02/24	BNP	NZD	385	238,202	244,589	—	(6,387)
Expiring 10/02/24	BNP	NZD	274	167,554	174,072	—	(6,518)
Expiring 10/02/24	BNP	NZD	274	167,583	174,071	—	(6,488)
Expiring 10/02/24	BNP	NZD	244	151,893	155,012	—	(3,119)
Expiring 10/02/24	BNP	NZD	218	133,481	138,495	—	(5,014)
Expiring 10/02/24	BNP	NZD	168	105,218	106,730	—	(1,512)
Expiring 10/02/24	BNP	NZD	167	104,648	106,095	—	(1,447)
Expiring 10/02/24	CBA	NZD	2,897	1,839,885	1,840,457	—	(572)
A78

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/02/24	CITI	NZD	1,125	$713,477	$714,709	$—	$(1,232)
Expiring 10/02/24	CITI	NZD	560	350,254	355,766	—	(5,512)
Expiring 10/02/24	CITI	NZD	488	303,602	310,025	—	(6,423)
Expiring 10/02/24	CITI	NZD	340	212,078	216,001	—	(3,923)
Expiring 10/02/24	DB	NZD	375	234,418	238,237	—	(3,819)
Expiring 10/02/24	GSI	NZD	575	353,635	365,296	—	(11,661)
Expiring 10/02/24	HSBC	NZD	1,138	704,576	722,969	—	(18,393)
Expiring 10/02/24	HSBC	NZD	1,135	707,389	721,063	—	(13,674)
Expiring 10/02/24	JPM	NZD	7,040	4,375,805	4,472,494	—	(96,689)
Expiring 10/02/24	JPM	NZD	1,720	1,065,987	1,092,711	—	(26,724)
Expiring 10/02/24	JPM	NZD	255	161,186	162,001	—	(815)
Expiring 10/02/24	JPM	NZD	243	151,348	154,378	—	(3,030)
Expiring 10/02/24	JPM	NZD	240	150,154	152,471	—	(2,317)
Expiring 10/02/24	JPM	NZD	160	99,855	101,648	—	(1,793)
Expiring 10/02/24	MSI	NZD	7,247	4,518,070	4,604,001	—	(85,931)
Expiring 10/02/24	MSI	NZD	955	595,458	606,709	—	(11,251)
Expiring 10/02/24	MSI	NZD	750	469,178	476,473	—	(7,295)
Expiring 10/02/24	MSI	NZD	385	236,171	244,590	—	(8,419)
Expiring 10/02/24	MSI	NZD	385	236,002	244,590	—	(8,588)
Expiring 10/02/24	RBC	NZD	1,150	714,704	730,592	—	(15,888)
Expiring 10/02/24	RBC	NZD	1,150	703,582	730,593	—	(27,011)
Expiring 10/02/24	RBC	NZD	960	589,907	609,886	—	(19,979)
Expiring 10/02/24	RBC	NZD	570	357,379	362,119	—	(4,740)
Expiring 10/02/24	RBC	NZD	380	237,071	241,413	—	(4,342)
Expiring 10/02/24	RBC	NZD	335	209,849	212,825	—	(2,976)
Expiring 10/02/24	RBC	NZD	329	201,285	209,012	—	(7,727)
Expiring 10/02/24	SSB	NZD	380	240,067	241,413	—	(1,346)
Expiring 10/02/24	SSB	NZD	375	236,569	238,237	—	(1,668)
Expiring 10/02/24	SSB	NZD	375	236,334	238,237	—	(1,903)
Expiring 10/02/24	SSB	NZD	190	117,513	120,706	—	(3,193)
Expiring 10/02/24	TD	NZD	385	236,031	244,589	—	(8,558)
Expiring 10/02/24	UAG	NZD	375	235,045	238,236	—	(3,191)
Expiring 10/02/24	WBC	NZD	385	238,321	244,590	—	(6,269)
Expiring 10/02/24	WBC	NZD	380	238,440	241,413	—	(2,973)
Expiring 11/04/24	CBA	NZD	14,597	9,271,431	9,274,526	—	(3,095)
Expiring 11/04/24	JPM	NZD	935	593,693	594,073	—	(380)
Expiring 11/04/24	JPM	NZD	375	238,271	238,265	6	—
Expiring 11/04/24	SSB	NZD	745	472,956	473,352	—	(396)
Expiring 11/04/24	SSB	NZD	375	238,310	238,264	46	—
Expiring 11/04/24	TD	NZD	745	473,252	473,353	—	(101)
Norwegian Krone,
Expiring 10/02/24	BARC	NOK	5,110	469,459	484,235	—	(14,776)
Expiring 10/02/24	BARC	NOK	4,920	469,040	466,230	2,810	—
Expiring 10/02/24	BNP	NOK	7,500	704,600	710,717	—	(6,117)
Expiring 10/02/24	BNP	NOK	5,140	477,292	487,078	—	(9,786)
Expiring 10/02/24	BNP	NOK	5,140	477,338	487,077	—	(9,739)
Expiring 10/02/24	BNP	NOK	5,030	474,002	476,654	—	(2,652)
Expiring 10/02/24	BNP	NOK	4,990	475,679	472,863	2,816	—
Expiring 10/02/24	BNP	NOK	2,560	237,251	242,591	—	(5,340)
Expiring 10/02/24	BNP	NOK	2,550	238,761	241,643	—	(2,882)
Expiring 10/02/24	BNP	NOK	2,520	237,451	238,801	—	(1,350)
Expiring 10/02/24	BNP	NOK	2,270	214,121	215,110	—	(989)
Expiring 10/02/24	BNP	NOK	1,840	175,034	174,363	671	—
Expiring 10/02/24	BNP	NOK	1,277	122,354	121,011	1,343	—
Expiring 10/02/24	BNP	NOK	1,222	117,250	115,800	1,450	—
A79

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/02/24	BNP	NOK	511	$48,958	$48,424	$534	$—
Expiring 10/02/24	CITI	NOK	7,530	711,706	713,560	—	(1,854)
Expiring 10/02/24	CITI	NOK	6,051	574,367	573,406	961	—
Expiring 10/02/24	CITI	NOK	4,970	471,724	470,969	755	—
Expiring 10/02/24	CITI	NOK	4,910	467,771	465,283	2,488	—
Expiring 10/02/24	CITI	NOK	1,419	134,956	134,468	488	—
Expiring 10/02/24	DB	NOK	3,028	287,973	286,940	1,033	—
Expiring 10/02/24	GSI	NOK	5,140	477,081	487,078	—	(9,997)
Expiring 10/02/24	GSI	NOK	5,110	472,403	484,235	—	(11,832)
Expiring 10/02/24	GSI	NOK	2,510	237,870	237,854	16	—
Expiring 10/02/24	GSI	NOK	2,500	235,968	236,906	—	(938)
Expiring 10/02/24	GSI	NOK	2,480	233,510	235,010	—	(1,500)
Expiring 10/02/24	GSI	NOK	2,470	235,736	234,062	1,674	—
Expiring 10/02/24	GSI	NOK	908	85,517	86,044	—	(527)
Expiring 10/02/24	JPM	NOK	2,760	262,772	261,544	1,228	—
Expiring 10/02/24	JPM	NOK	1,570	149,441	148,777	664	—
Expiring 10/02/24	JPM	NOK	1,550	148,598	146,881	1,717	—
Expiring 10/02/24	JPM	NOK	1,480	139,659	140,248	—	(589)
Expiring 10/02/24	JPM	NOK	1,362	128,396	129,066	—	(670)
Expiring 10/02/24	MSI	NOK	7,420	704,423	703,136	1,287	—
Expiring 10/02/24	RBC	NOK	2,510	237,077	237,853	—	(776)
Expiring 10/02/24	SG	NOK	4,910	467,280	465,283	1,997	—
Expiring 10/02/24	SG	NOK	4,910	467,762	465,282	2,480	—
Expiring 10/02/24	SG	NOK	2,560	243,019	242,591	428	—
Expiring 10/02/24	SG	NOK	2,560	237,160	242,591	—	(5,431)
Expiring 10/02/24	SG	NOK	2,560	237,104	242,592	—	(5,488)
Expiring 10/02/24	UAG	NOK	20,895	1,983,389	1,980,057	3,332	—
Expiring 11/04/24	BARC	NOK	3,730	355,330	353,582	1,748	—
Expiring 11/04/24	DB	NOK	2,490	236,762	236,038	724	—
Expiring 11/04/24	UAG	NOK	3,028	287,519	287,036	483	—
Peruvian Nuevo Sol,
Expiring 10/02/24	BOA	PEN	2,299	620,379	620,179	200	—
Expiring 10/02/24	BOA	PEN	248	65,565	66,900	—	(1,335)
Expiring 10/02/24	CITI	PEN	1,772	473,392	478,016	—	(4,624)
Expiring 10/02/24	GSI	PEN	280	74,068	75,533	—	(1,465)
Expiring 10/02/24	SCB	PEN	247	65,266	66,631	—	(1,365)
Expiring 11/04/24	BOA	PEN	2,547	682,110	686,718	—	(4,608)
Expiring 12/18/24	BOA	PEN	7,898	2,077,143	2,129,051	—	(51,908)
Philippine Peso,
Expiring 10/02/24	BARC	PHP	6,965	124,331	124,212	119	—
Expiring 10/02/24	MSI	PHP	2,760	49,293	49,221	72	—
Expiring 12/18/24	CITI	PHP	215,322	3,836,000	3,835,043	957	—
Expiring 12/18/24	CITI	PHP	147,711	2,641,000	2,630,840	10,160	—
Expiring 12/18/24	HSBC	PHP	88,086	1,568,658	1,568,882	—	(224)
Polish Zloty,
Expiring 10/02/24	BARC	PLN	2,917	754,882	757,811	—	(2,929)
Expiring 10/02/24	BARC	PLN	1,041	267,078	270,450	—	(3,372)
Expiring 10/02/24	BARC	PLN	965	247,148	250,705	—	(3,557)
Expiring 10/02/24	BARC	PLN	515	132,418	133,796	—	(1,378)
Expiring 10/02/24	BNP	PLN	455	118,995	118,208	787	—
Expiring 10/02/24	BNP	PLN	379	97,158	98,464	—	(1,306)
Expiring 10/02/24	BNP	PLN	370	96,146	96,126	20	—
Expiring 10/02/24	BNP	PLN	95	24,353	24,681	—	(328)
Expiring 10/02/24	BNP	PLN	95	24,338	24,681	—	(343)
Expiring 10/02/24	BOA	PLN	454	116,287	117,948	—	(1,661)
A80

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/02/24	DB	PLN	725	$186,420	$188,353	$—	$(1,933)
Expiring 10/02/24	GSI	PLN	135	34,916	35,073	—	(157)
Expiring 10/02/24	HSBC	PLN	135	34,858	35,073	—	(215)
Expiring 10/02/24	JPM	PLN	325	83,533	84,435	—	(902)
Expiring 10/02/24	JPM	PLN	220	57,313	57,156	157	—
Expiring 10/02/24	JPM	PLN	180	47,119	46,763	356	—
Expiring 10/02/24	JPM	PLN	135	35,184	35,073	111	—
Expiring 10/02/24	JPM	PLN	135	35,124	35,073	51	—
Expiring 10/02/24	MSI	PLN	2,067	538,710	537,021	1,689	—
Expiring 10/02/24	RBC	PLN	455	118,887	118,208	679	—
Expiring 10/02/24	SG	PLN	180	47,168	46,763	405	—
Expiring 10/02/24	UAG	PLN	360	94,449	93,527	922	—
Expiring 10/21/24	BOA	PLN	7,925	2,007,000	2,058,122	—	(51,122)
Expiring 11/04/24	DB	PLN	1,765	458,755	458,193	562	—
Expiring 11/04/24	DB	PLN	950	247,223	246,620	603	—
Expiring 11/04/24	MSI	PLN	1,643	427,888	426,522	1,366	—
Romanian Leu,
Expiring 10/02/24	BARC	RON	525	117,512	117,449	63	—
Expiring 10/02/24	BNP	RON	678	151,810	151,678	132	—
Expiring 10/02/24	CITI	RON	345	77,195	77,181	14	—
Expiring 10/02/24	GSI	RON	469	104,915	104,922	—	(7)
Expiring 10/02/24	SG	RON	800	179,128	178,971	157	—
Expiring 10/02/24	UAG	RON	622	139,247	139,150	97	—
Expiring 11/04/24	BARC	RON	525	117,428	117,402	26	—
Expiring 11/04/24	BNP	RON	678	151,656	151,616	40	—
Expiring 11/04/24	SG	RON	800	178,959	178,898	61	—
Expiring 11/04/24	UAG	RON	622	139,113	139,094	19	—
Singapore Dollar,
Expiring 10/02/24	BARC	SGD	55	42,476	42,798	—	(322)
Expiring 10/02/24	BOA	SGD	60	46,216	46,687	—	(471)
Expiring 10/02/24	CITI	SGD	305	234,545	237,330	—	(2,785)
Expiring 10/02/24	JPM	SGD	610	467,497	474,659	—	(7,162)
Expiring 10/02/24	JPM	SGD	300	230,656	233,439	—	(2,783)
Expiring 10/02/24	MSI	SGD	1,246	957,894	969,549	—	(11,655)
Expiring 10/02/24	SCB	SGD	75	58,369	58,360	9	—
Expiring 11/04/24	JPM	SGD	1,214	949,462	946,570	2,892	—
Expiring 12/18/24	CITI	SGD	9,363	7,204,179	7,313,308	—	(109,129)
South African Rand,
Expiring 10/02/24	BARC	ZAR	2,110	119,970	122,105	—	(2,135)
Expiring 10/02/24	BOA	ZAR	7,530	430,692	435,756	—	(5,064)
Expiring 10/02/24	CITI	ZAR	7,450	425,277	431,125	—	(5,848)
Expiring 10/02/24	CITI	ZAR	3,320	184,721	192,126	—	(7,405)
Expiring 10/02/24	GSI	ZAR	3,110	175,483	179,973	—	(4,490)
Expiring 10/02/24	GSI	ZAR	2,720	152,665	157,404	—	(4,739)
Expiring 10/02/24	HSBC	ZAR	6,250	352,363	361,683	—	(9,320)
Expiring 10/02/24	JPM	ZAR	7,330	425,287	424,181	1,106	—
Expiring 10/02/24	MSI	ZAR	52,740	2,967,840	3,052,024	—	(84,184)
Expiring 10/02/24	UAG	ZAR	2,110	118,327	122,104	—	(3,777)
Expiring 11/04/24	BNP	ZAR	3,050	177,381	175,994	1,387	—
Expiring 11/04/24	CITI	ZAR	3,050	177,431	175,994	1,437	—
Expiring 11/04/24	MSI	ZAR	65,090	3,780,500	3,755,886	24,614	—
South Korean Won,
Expiring 10/02/24	BARC	KRW	4,502,368	3,411,919	3,434,937	—	(23,018)
Expiring 10/02/24	BARC	KRW	3,533,310	2,667,052	2,695,626	—	(28,574)
Expiring 10/02/24	CITI	KRW	4,502,368	3,398,834	3,434,936	—	(36,102)
A81

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/02/24	CITI	KRW	1,580,630	$1,189,338	$1,205,891	$—	$(16,553)
Expiring 10/02/24	CITI	KRW	1,151,180	872,370	878,255	—	(5,885)
Expiring 10/02/24	CITI	KRW	945,910	710,943	721,651	—	(10,708)
Expiring 10/02/24	CITI	KRW	791,070	594,593	603,522	—	(8,929)
Expiring 10/02/24	CITI	KRW	472,800	355,196	360,708	—	(5,512)
Expiring 10/02/24	CITI	KRW	423,720	317,750	323,263	—	(5,513)
Expiring 10/02/24	CITI	KRW	315,320	237,386	240,563	—	(3,177)
Expiring 10/02/24	CITI	KRW	314,130	235,504	239,655	—	(4,151)
Expiring 10/02/24	CITI	KRW	314,120	238,165	239,648	—	(1,483)
Expiring 10/02/24	CITI	KRW	237,657	179,852	181,312	—	(1,460)
Expiring 10/02/24	CITI	KRW	21,660	16,300	16,525	—	(225)
Expiring 10/02/24	DB	KRW	941,250	706,644	718,096	—	(11,452)
Expiring 10/02/24	GSI	KRW	945,730	716,679	721,514	—	(4,835)
Expiring 10/02/24	JPM	KRW	1,298,470	983,988	990,626	—	(6,638)
Expiring 10/02/24	JPM	KRW	632,820	475,361	482,789	—	(7,428)
Expiring 10/02/24	JPM	KRW	626,910	468,578	478,281	—	(9,703)
Expiring 10/02/24	JPM	KRW	413,690	310,520	315,612	—	(5,092)
Expiring 10/02/24	MSI	KRW	923,600	699,909	704,631	—	(4,722)
Expiring 10/02/24	MSI	KRW	177,100	134,212	135,113	—	(901)
Expiring 11/04/24	BARC	KRW	4,502,368	3,404,823	3,419,019	—	(14,196)
Expiring 11/04/24	CITI	KRW	945,380	715,276	717,905	—	(2,629)
Expiring 11/04/24	CITI	KRW	473,410	358,644	359,499	—	(855)
Expiring 11/04/24	CITI	KRW	315,610	240,062	239,668	394	—
Expiring 11/04/24	GSI	KRW	941,900	721,486	715,262	6,224	—
Expiring 12/18/24	BOA	KRW	2,647,401	1,979,040	2,015,344	—	(36,304)
Expiring 12/18/24	MSI	KRW	10,054,587	7,564,248	7,654,090	—	(89,842)
Expiring 12/18/24	MSI	KRW	503,925	385,364	383,615	1,749	—
Swedish Krona,
Expiring 10/02/24	BARC	SEK	7,360	708,111	724,774	—	(16,663)
Expiring 10/02/24	BARC	SEK	7,250	716,221	713,942	2,279	—
Expiring 10/02/24	BARC	SEK	3,620	355,501	356,479	—	(978)
Expiring 10/02/24	BARC	SEK	2,400	233,991	236,339	—	(2,348)
Expiring 10/02/24	BARC	SEK	1,210	118,401	119,155	—	(754)
Expiring 10/02/24	BNP	SEK	7,240	715,400	712,957	2,443	—
Expiring 10/02/24	BNP	SEK	6,050	594,647	595,772	—	(1,125)
Expiring 10/02/24	BNP	SEK	6,040	593,454	594,787	—	(1,333)
Expiring 10/02/24	BNP	SEK	6,040	593,752	594,788	—	(1,036)
Expiring 10/02/24	BNP	SEK	4,830	473,507	475,634	—	(2,127)
Expiring 10/02/24	BNP	SEK	4,770	465,746	469,725	—	(3,979)
Expiring 10/02/24	BNP	SEK	3,615	353,074	355,986	—	(2,912)
Expiring 10/02/24	BNP	SEK	3,590	347,814	353,524	—	(5,710)
Expiring 10/02/24	BNP	SEK	3,345	327,444	329,398	—	(1,954)
Expiring 10/02/24	BNP	SEK	2,720	267,155	267,851	—	(696)
Expiring 10/02/24	BNP	SEK	2,420	237,487	238,309	—	(822)
Expiring 10/02/24	BNP	SEK	2,410	232,594	237,324	—	(4,730)
Expiring 10/02/24	BNP	SEK	2,400	233,652	236,340	—	(2,688)
Expiring 10/02/24	BNP	SEK	2,390	235,035	235,355	—	(320)
Expiring 10/02/24	BNP	SEK	1,720	165,609	169,376	—	(3,767)
Expiring 10/02/24	BNP	SEK	1,530	149,204	150,666	—	(1,462)
Expiring 10/02/24	BNP	SEK	1,210	118,806	119,155	—	(349)
Expiring 10/02/24	BNP	SEK	1,200	117,140	118,170	—	(1,030)
Expiring 10/02/24	BOA	SEK	4,900	472,546	482,527	—	(9,981)
Expiring 10/02/24	CBA	SEK	2,400	236,847	236,339	508	—
Expiring 10/02/24	CITI	SEK	4,910	476,065	483,511	—	(7,446)
Expiring 10/02/24	CITI	SEK	2,400	233,988	236,339	—	(2,351)
A82

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/02/24	CITI	SEK	2,380	$233,316	$234,370	$—	$(1,054)
Expiring 10/02/24	CITI	SEK	1,720	165,550	169,377	—	(3,827)
Expiring 10/02/24	CITI	SEK	1,210	118,960	119,154	—	(194)
Expiring 10/02/24	CITI	SEK	1,200	118,153	118,170	—	(17)
Expiring 10/02/24	CITI	SEK	1,088	106,731	107,140	—	(409)
Expiring 10/02/24	CITI	SEK	937	91,827	92,271	—	(444)
Expiring 10/02/24	DB	SEK	4,810	474,057	473,663	394	—
Expiring 10/02/24	DB	SEK	1,200	118,113	118,170	—	(57)
Expiring 10/02/24	GSI	SEK	3,440	331,769	338,753	—	(6,984)
Expiring 10/02/24	HSBC	SEK	32,251	3,176,847	3,175,909	938	—
Expiring 10/02/24	HSBC	SEK	3,615	352,544	355,986	—	(3,442)
Expiring 10/02/24	JPM	SEK	7,200	709,759	709,018	741	—
Expiring 10/02/24	JPM	SEK	2,410	232,835	237,324	—	(4,489)
Expiring 10/02/24	JPM	SEK	736	72,137	72,478	—	(341)
Expiring 10/02/24	JPM	SEK	400	39,159	39,390	—	(231)
Expiring 10/02/24	MSI	SEK	4,800	474,405	472,678	1,727	—
Expiring 10/02/24	RBC	SEK	1,632	160,104	160,710	—	(606)
Expiring 10/02/24	SSB	SEK	1,210	118,489	119,155	—	(666)
Expiring 10/02/24	SSB	SEK	836	81,749	82,325	—	(576)
Expiring 10/02/24	SSB	SEK	70	6,837	6,893	—	(56)
Expiring 10/02/24	UAG	SEK	4,890	471,170	481,541	—	(10,371)
Expiring 10/02/24	UAG	SEK	2,440	238,036	240,279	—	(2,243)
Expiring 10/02/24	UAG	SEK	2,420	237,735	238,309	—	(574)
Expiring 10/02/24	UAG	SEK	1,210	118,733	119,155	—	(422)
Expiring 10/02/24	UAG	SEK	836	81,783	82,325	—	(542)
Expiring 10/02/24	UAG	SEK	825	81,533	81,242	291	—
Expiring 11/04/24	BNP	SEK	1,300	129,285	128,230	1,055	—
Expiring 11/04/24	BNP	SEK	1,300	129,127	128,229	898	—
Expiring 11/04/24	DB	SEK	2,390	237,688	235,745	1,943	—
Expiring 11/04/24	MSI	SEK	2,600	258,609	256,460	2,149	—
Expiring 11/04/24	SG	SEK	2,390	237,540	235,746	1,794	—
Expiring 11/04/24	UAG	SEK	60,136	5,952,468	5,931,713	20,755	—
Swiss Franc,
Expiring 10/02/24	BARC	CHF	597	711,241	705,544	5,697	—
Expiring 10/02/24	BNP	CHF	605	715,563	714,999	564	—
Expiring 10/02/24	BNP	CHF	595	703,895	703,181	714	—
Expiring 10/02/24	BNP	CHF	405	478,735	478,636	99	—
Expiring 10/02/24	BNP	CHF	400	474,866	472,726	2,140	—
Expiring 10/02/24	BNP	CHF	395	467,851	466,817	1,034	—
Expiring 10/02/24	BNP	CHF	300	354,247	354,545	—	(298)
Expiring 10/02/24	BNP	CHF	200	236,733	236,363	370	—
Expiring 10/02/24	CITI	CHF	598	711,987	706,726	5,261	—
Expiring 10/02/24	CITI	CHF	505	595,609	596,817	—	(1,208)
Expiring 10/02/24	CITI	CHF	500	592,403	590,908	1,495	—
Expiring 10/02/24	CITI	CHF	500	588,020	590,908	—	(2,888)
Expiring 10/02/24	CITI	CHF	500	587,573	590,908	—	(3,335)
Expiring 10/02/24	CITI	CHF	500	592,969	590,908	2,061	—
Expiring 10/02/24	CITI	CHF	400	473,637	472,727	910	—
Expiring 10/02/24	CITI	CHF	376	442,101	444,363	—	(2,262)
Expiring 10/02/24	CITI	CHF	200	236,481	236,364	117	—
Expiring 10/02/24	CITI	CHF	200	237,766	236,363	1,403	—
Expiring 10/02/24	CITI	CHF	200	237,801	236,363	1,438	—
Expiring 10/02/24	CITI	CHF	200	237,011	236,364	647	—
Expiring 10/02/24	CITI	CHF	100	119,098	118,181	917	—
Expiring 10/02/24	DB	CHF	200	236,377	236,363	14	—
A83

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/02/24	GSI	CHF	3,481	$4,144,072	$4,113,901	$30,171	$—
Expiring 10/02/24	GSI	CHF	753	887,462	889,907	—	(2,445)
Expiring 10/02/24	GSI	CHF	376	443,546	444,363	—	(817)
Expiring 10/02/24	GSI	CHF	100	118,517	118,181	336	—
Expiring 10/02/24	HSBC	CHF	1,500	1,766,583	1,772,724	—	(6,141)
Expiring 10/02/24	HSBC	CHF	500	594,488	590,908	3,580	—
Expiring 10/02/24	JPM	CHF	605	712,360	714,999	—	(2,639)
Expiring 10/02/24	JPM	CHF	590	698,840	697,272	1,568	—
Expiring 10/02/24	JPM	CHF	100	117,286	118,182	—	(896)
Expiring 10/02/24	JPM	CHF	100	118,462	118,181	281	—
Expiring 10/02/24	MSI	CHF	500	591,440	590,908	532	—
Expiring 10/02/24	RBC	CHF	1,000	1,181,169	1,181,816	—	(647)
Expiring 10/02/24	RBC	CHF	605	713,358	714,999	—	(1,641)
Expiring 10/02/24	RBC	CHF	605	717,848	714,998	2,850	—
Expiring 10/02/24	RBC	CHF	600	704,806	709,090	—	(4,284)
Expiring 10/02/24	RBC	CHF	505	597,311	596,817	494	—
Expiring 10/02/24	RBC	CHF	505	596,351	596,817	—	(466)
Expiring 10/02/24	RBC	CHF	505	598,441	596,817	1,624	—
Expiring 10/02/24	RBC	CHF	500	590,306	590,908	—	(602)
Expiring 10/02/24	RBC	CHF	500	590,911	590,908	3	—
Expiring 10/02/24	RBC	CHF	400	473,531	472,726	805	—
Expiring 10/02/24	RBC	CHF	100	119,154	118,181	973	—
Expiring 10/02/24	SG	CHF	500	592,750	590,908	1,842	—
Expiring 10/02/24	SG	CHF	400	471,915	472,726	—	(811)
Expiring 10/02/24	SG	CHF	400	472,302	472,726	—	(424)
Expiring 10/02/24	SG	CHF	395	468,242	466,817	1,425	—
Expiring 10/02/24	SSB	CHF	1,000	1,177,940	1,181,816	—	(3,876)
Expiring 10/02/24	SSB	CHF	500	594,564	590,908	3,656	—
Expiring 10/02/24	SSB	CHF	400	473,517	472,727	790	—
Expiring 10/02/24	SSB	CHF	300	357,084	354,545	2,539	—
Expiring 10/02/24	SSB	CHF	200	236,533	236,363	170	—
Expiring 10/02/24	UAG	CHF	1,835	2,062,572	2,168,633	—	(106,061)
Expiring 10/02/24	UAG	CHF	395	465,948	466,818	—	(870)
Expiring 10/02/24	UAG	CHF	295	351,648	348,635	3,013	—
Expiring 10/02/24	UAG	CHF	200	236,861	236,363	498	—
Expiring 10/02/24	UAG	CHF	100	118,300	118,181	119	—
Expiring 11/04/24	GSI	CHF	751	896,071	891,040	5,031	—
Expiring 11/04/24	GSI	CHF	376	448,435	446,114	2,321	—
Expiring 11/04/24	MSI	CHF	3,846	4,575,628	4,563,171	12,457	—
Expiring 11/04/24	RBC	CHF	1,503	1,783,330	1,783,267	63	—
Expiring 11/04/24	RBC	CHF	600	715,752	711,883	3,869	—
Expiring 11/04/24	RBC	CHF	400	477,473	474,588	2,885	—
Thai Baht,
Expiring 10/02/24	BARC	THB	4,010	119,133	124,639	—	(5,506)
Expiring 10/02/24	BARC	THB	2,890	86,657	89,827	—	(3,170)
Expiring 10/02/24	BARC	THB	2,140	62,970	66,515	—	(3,545)
Expiring 10/02/24	BARC	THB	1,200	35,297	37,298	—	(2,001)
Expiring 10/02/24	GSI	THB	3,920	116,611	121,841	—	(5,230)
Expiring 10/02/24	GSI	THB	2,390	70,501	74,285	—	(3,784)
Expiring 10/02/24	GSI	THB	2,050	60,468	63,717	—	(3,249)
Expiring 10/02/24	GSI	THB	1,560	47,660	48,488	—	(828)
Expiring 10/02/24	GSI	THB	1,170	35,747	36,366	—	(619)
Expiring 10/02/24	HSBC	THB	1,200	35,286	37,299	—	(2,013)
Expiring 10/02/24	HSBC	THB	1,200	35,292	37,298	—	(2,006)
Expiring 10/02/24	MSI	THB	28,767	848,121	894,131	—	(46,010)
A84

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 10/02/24	MSI	THB	2,390	$74,111	$74,286	$—	$(175)
Expiring 10/02/24	UAG	THB	8,010	238,063	248,965	—	(10,902)
Expiring 10/02/24	UAG	THB	1,950	59,667	60,610	—	(943)
Expiring 11/04/24	BARC	THB	2,160	66,633	67,293	—	(660)
Expiring 11/04/24	BARC	THB	1,150	35,564	35,827	—	(263)
Expiring 11/04/24	MSI	THB	21,657	672,912	674,704	—	(1,792)
Expiring 12/18/24	JPM	THB	301,620	9,013,013	9,422,672	—	(409,659)
Expiring 12/18/24	JPM	THB	148,126	4,418,384	4,627,490	—	(209,106)
Expiring 12/18/24	JPM	THB	76,307	2,273,672	2,383,858	—	(110,186)
Turkish Lira,
Expiring 10/02/24	BARC	TRY	4,612	134,795	134,595	200	—
Expiring 10/02/24	BARC	TRY	4,599	134,277	134,215	62	—
Expiring 10/02/24	BARC	TRY	4,599	134,277	134,215	62	—
Expiring 10/02/24	HSBC	TRY	65,251	1,905,413	1,904,254	1,159	—
				$1,197,689,408	$1,206,881,799	2,013,047	(11,205,438)
						$6,591,843	$(12,664,105)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		795	$(15,251)	$(7,676)	$(7,575)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		795	(15,725)	(6,691)	(9,034)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		800	49,347	35,513	13,834	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	(7,714)	8,401	(16,115)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(22,327)	(16,917)	(5,410)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		1,600	23,647	132,004	(108,357)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	17,735	96,890	(79,155)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	625	(345)	(243)	(102)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	210	(115)	(81)	(34)	BARC
					$29,252	$241,200	$(211,948)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
BNP Paribas SA	12/20/24	1.000%(Q)	EUR	400	0.205%	$925	$797	$128	BARC
People’s Republic of China	06/20/29	1.000%(Q)		1,590	0.553%	31,294	18,658	12,636	JPM
Republic of Estonia	12/20/26	1.000%(Q)		250	0.244%	4,137	1,051	3,086	JPM
Republic of France	06/20/34	0.250%(Q)		855	0.537%	(19,936)	(18,317)	(1,619)	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	5,000	0.147%	1,700	(2,449)	4,149	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	625	0.147%	213	224	(11)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	220	0.147%	75	105	(30)	DB
A85

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	210	0.147%	$72	$75	$(3)	BARC
						$18,480	$144	$18,336

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	4,300	3.057%	$269,963	$339,967	$70,004
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	3,900	3.303%	283,474	290,548	7,074
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	67,310	0.528%	1,526,279	1,525,437	(842)
					$2,079,716	$2,155,952	$76,236
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	3,282	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$87,630	$—	$87,630	MSI
EUR	3,260	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	87,415	—	87,415	MSI
A86

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Inflation swap agreements outstanding at September 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
EUR	3,260	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(151,210)	$—	$(151,210)	MSI
EUR	3,282	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(157,884)	—	(157,884)	MSI
	3,120	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	26,352	—	26,352	JPM
	928	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	8,290	—	8,290	CITI
	3,120	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(57,463)	—	(57,463)	JPM
	928	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(18,727)	—	(18,727)	CITI
					$(175,597)	$—	$(175,597)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	815	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 4.622%	$(19,176)	$(23,074)	$(3,898)
AUD	1,371	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.434%	(1,179)	6,618	7,797
AUD	959	03/19/30	3.594%(S)	6 Month BBSW(2)(S)/ 4.622%	(363)	(3,827)	(3,464)
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.622%	130,827	(97,534)	(228,361)
AUD	3,320	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.622%	(265,496)	(232,066)	33,430
AUD	1,051	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.622%	(1,130)	4,885	6,015
AUD	483	03/19/35	3.906%(S)	6 Month BBSW(2)(S)/ 4.622%	(768)	(4,297)	(3,529)
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.622%	(16,914)	(16,536)	378
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 4.622%	(51,387)	(82,233)	(30,846)
BRL	12,504	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(96,493)	(96,493)
BRL	7,819	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(44,821)	(44,821)
BRL	9,306	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(56,149)	(56,149)
CAD	3,505	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 4.300%	1,304	(49,491)	(50,795)
CAD	775	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 4.300%	(3,035)	18,942	21,977
CAD	1,224	09/17/29	3.000%(S)	1 Day CORRA(1)(S)/ 4.300%	2,327	(13,198)	(15,525)
CAD	1,753	03/19/30	2.531%(S)	1 Day CORRA(1)(S)/ 4.300%	(1,127)	(1,223)	(96)
CAD	1,215	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.300%	(4,939)	40,397	45,336
CAD	1,105	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 4.300%	39,250	37,311	(1,939)
CAD	900	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 4.300%	(2,192)	8,545	10,737
CAD	412	03/19/35	2.813%(S)	1 Day CORRA(1)(S)/ 4.300%	(1,382)	9	1,391
CAD	145	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 4.300%	(127)	7,066	7,193
CAD	1,900	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 4.300%	(37,491)	91,950	129,441
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.957%	—	(93,394)	(93,394)
CHF	145	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 0.957%	—	10,777	10,777
CHF	250	05/08/34	2.000%(A)	1 Day SARON(2)(A)/ 0.957%	20,151	40,489	20,338
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.500%	—	(4,917)	(4,917)
CLP	502,251	12/18/29	4.300%(S)	1 Day CLOIS(2)(S)/ 5.500%	—	(1,373)	(1,373)
CLP	279,536	12/18/34	4.630%(S)	1 Day CLOIS(1)(S)/ 5.500%	—	2,001	2,001
CNH	40,450	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	5,683	25,170	19,487
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(196)	248,162	248,358
A87

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	$—	$308,266	$308,266
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	35,809	35,809
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	83,103	163,654	80,551
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	51,893	51,893
CNH	36,985	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	190,497	208,236	17,739
CNH	26,210	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	3,669	41,126	37,457
CNH	166,410	12/18/29	1.780%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(67,445)	(38,944)	28,501
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 10.075%	—	(17,410)	(17,410)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.940%	—	(26,993)	(26,993)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.167%	(25,202)	(46,511)	(21,309)
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(761,397)	(761,397)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(460,738)	(460,738)
EUR	3,520	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.410%	—	(40,074)	(40,074)
EUR	2,339	09/18/26	2.660%(A)	6 Month EURIBOR(2)(S)/ 3.105%	632	15,372	14,740
EUR	2,345	04/12/29	2.780%(A)	6 Month EURIBOR(1)(S)/ 3.105%	1,028	(55,704)	(56,732)
EUR	615	04/23/29	2.810%(A)	6 Month EURIBOR(1)(S)/ 3.105%	4,346	(14,340)	(18,686)
EUR	964	09/18/29	2.470%(A)	6 Month EURIBOR(2)(S)/ 3.105%	601	11,971	11,370
EUR	11,902	09/18/29	2.840%(A)	6 Month EURIBOR(2)(S)/ 3.105%	149,186	378,496	229,310
EUR	455	12/04/29	2.250%(A)	6 Month EURIBOR(1)(S)/ 3.105%	96	(876)	(972)
EUR	852	12/16/29	2.250%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(278)	1,978	2,256
EUR	578	03/19/30	2.219%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(159)	2,833	2,992
EUR	9,605	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 3.410%	(237,919)	(340,586)	(102,667)
EUR	1,140	02/15/33	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.105%	1,404	(43,828)	(45,232)
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	216,326	216,326
EUR	65	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 3.410%	233	1,798	1,565
EUR	6,885	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 3.410%	194,680	278,221	83,541
EUR	660	07/02/34	2.750%(A)	6 Month EURIBOR(1)(S)/ 3.105%	(417)	(23,771)	(23,354)
EUR	360	12/04/34	2.410%(A)	6 Month EURIBOR(1)(S)/ 3.105%	417	(2,020)	(2,437)
EUR	272	03/19/35	2.375%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(47)	1,512	1,559
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	(178,828)	(178,828)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	162,369	162,369
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(165,313)	(165,313)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	381,220	381,220
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(388,650)	(388,650)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(412,598)	(412,598)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	127,789	127,789
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(129,913)	(129,913)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.105%	1,426	(156,898)	(158,324)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	(827)	163,814	164,641
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.410%	(245,629)	(224,583)	21,046
EUR	400	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.105%	(544)	(13,649)	(13,105)
GBP	1,630	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.950%	(31,014)	(80,712)	(49,698)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	(64,763)	145,605	210,368
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	(79,241)	470,543	549,784
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.950%	336,565	719,202	382,637
GBP	2,690	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.950%	(265,547)	(299,562)	(34,015)
GBP	4,685	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	722,360	635,215	(87,145)
GBP	425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	70,730	69,237	(1,493)
GBP	749	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 4.950%	139	(1,815)	(1,954)
GBP	3,002	09/18/29	3.780%(A)	1 Day SONIA(1)(A)/ 4.950%	(27,263)	(25,585)	1,678
A88

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,023	03/19/30	3.375%(A)	1 Day SONIA(1)(A)/ 4.950%	$(404)	$7,391	$7,795
GBP	4,145	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.950%	(704,489)	(778,116)	(73,627)
GBP	4,495	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	(346,359)	938,031	1,284,390
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	(13,825)	125,210	139,035
GBP	3,585	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.950%	(723,580)	(929,051)	(205,471)
GBP	1,165	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.950%	320,937	325,672	4,735
GBP	244	12/18/34	3.906%(A)	1 Day SONIA(1)(A)/ 4.950%	(341)	(8,124)	(7,783)
GBP	3,285	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.950%	1,030,864	1,159,458	128,594
GBP	3,600	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.950%	(1,004,801)	(1,355,614)	(350,813)
GBP	365	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	49,074	(158,095)	(207,169)
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.950%	420,545	523,402	102,857
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	210,988	(2,960,066)	(3,171,054)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.950%	385,636	495,761	110,125
GBP	505	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	(298,920)	(313,605)	(14,685)
GBP	380	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.950%	(8,190)	6,728	14,918
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.210%	—	(32,206)	(32,206)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.511%	—	(73,364)	(73,364)
JPY	1,100,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.225%	—	752	752
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	4,250	(22,243)	(26,493)
JPY	367,281	12/18/26	0.470%(A)	1 Day TONAR(1)(A)/ 0.225%	1,428	1,495	67
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	5,955	(140,940)	(146,895)
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.225%	—	(18,309)	(18,309)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(61,379)	(69,449)	(8,070)
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.225%	59,416	50,156	(9,260)
JPY	745,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.225%	9,218	(240,965)	(250,183)
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.225%	(178,321)	(207,166)	(28,845)
JPY	205,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.225%	(107,664)	(103,905)	3,759
JPY	196,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.225%	3,622	25,754	22,132
JPY	40,642	12/18/34	1.060%(A)	1 Day TONAR(2)(A)/ 0.225%	874	4,011	3,137
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.225%	(48,359)	(60,940)	(12,581)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.225%	(105,252)	(105,445)	(193)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.225%	19,765	(602,215)	(621,980)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ 0.225%	—	(58,830)	(58,830)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.225%	39,922	(484,541)	(524,463)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	(41,153)	(75,136)	(33,983)
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	45,413	(670,204)	(715,617)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.225%	—	(66,087)	(66,087)
JPY	45,300	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.225%	—	36,009	36,009
JPY	120,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.225%	18,381	33,410	15,029
KRW	1,138,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	1,653	1,653
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	2,364	2,364
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	(312,938)	(312,938)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	(11,279)	16,037	27,316
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	6,347	6,347
KRW	2,360,990	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	1,515	51,422	49,907
MXN	11,792	12/12/29	8.585%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	—	3,264	3,264
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	—	12,125	12,125
MXN	4,110	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	(8,886)	(4,432)	4,454
NOK	10,030	12/16/29	3.594%(A)	6 Month NIBOR(1)(S)/ 4.720%	(671)	(6,282)	(5,611)
NOK	6,636	03/19/30	3.250%(A)	6 Month NIBOR(2)(S)/ 4.720%	363	(3,740)	(4,103)
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.720%	—	(25,293)	(25,293)
NOK	3,144	12/18/34	3.590%(A)	6 Month NIBOR(1)(S)/ 4.720%	(268)	(3,454)	(3,186)
NZD	1,649	12/17/29	3.781%(S)	3 Month BBR(2)(Q)/ 4.870%	760	5,568	4,808
NZD	2,105	12/18/29	4.406%(S)	3 Month BBR(1)(Q)/ 4.870%	(3,473)	(55,076)	(51,603)
A89

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 4.870%	$—	$(58,124)	$(58,124)
NZD	1,016	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 4.870%	(4,883)	(35,408)	(30,525)
NZD	1,248	12/19/34	4.688%(S)	3 Month BBR(2)(Q)/ 4.870%	2,468	11,097	8,629
PLN	880	05/11/29	4.350%(A)	6 Month WIBOR(2)(S)/ 5.850%	413	(1,280)	(1,693)
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	(22,803)	(22,803)
PLN	587	12/18/34	4.460%(A)	6 Month WIBOR(2)(S)/ 5.850%	40	455	415
SEK	26,512	09/18/26	2.280%(A)	3 Month STIBOR(1)(Q)/ 3.084%	(1,561)	(7,702)	(6,141)
SEK	9,273	06/18/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 3.084%	(186)	11,985	12,171
SEK	10,885	09/18/29	2.130%(A)	3 Month STIBOR(1)(Q)/ 3.084%	276	(4,657)	(4,933)
SEK	126,679	09/18/29	2.630%(A)	3 Month STIBOR(1)(Q)/ 3.084%	(232,925)	(349,922)	(116,997)
SEK	6,137	12/18/29	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.084%	294	21,121	20,827
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.084%	—	(78,264)	(78,264)
SEK	7,135	12/19/34	2.500%(A)	3 Month STIBOR(2)(Q)/ 3.084%	(134)	959	1,093
SEK	3,058	03/19/35	2.156%(A)	3 Month STIBOR(2)(Q)/ 3.084%	1,452	(1,480)	(2,932)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.881%	(3,512)	(76,177)	(72,665)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	(69,575)	(69,575)
THB	20,100	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	29,762	29,762
THB	17,500	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	22,154	22,154
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.661%	—	22,049	22,049
	24,592	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	—	(14,496)	(14,496)
	31,376	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	33,590	33,590
	71,142	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	61,270	61,270
	7,530	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.960%	—	35,974	35,974
	247,940	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	1,107,742	1,107,742
	136,525	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.960%	12,336	370,572	358,236
	88,635	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(654,352)	(654,352)
	3,850	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.960%	—	65,040	65,040
	2,780	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.960%	50,142	48,484	(1,658)
	127,025	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(1,874,389)	(1,874,389)
	16,320	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	3,019	(386,578)	(389,597)
	6,390	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(151,362)	(151,362)
	64,660	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	21,030	1,597,948	1,576,918
	3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.960%	—	276,466	276,466
	4,670	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(123,567)	(123,567)
	3,480	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(144,352)	(144,352)
	3,650	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(90,830)	(90,830)
	40,240	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(42,786)	(1,504,335)	(1,461,549)
	1,630	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(52,895)	(52,895)
	909	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 4.960%	(1,298)	(14,069)	(12,771)
	1,316	03/19/30	3.000%(A)	1 Day SOFR(1)(A)/ 4.960%	(73)	9,213	9,286
	800	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(33,286)	(33,286)
	310	03/19/35	3.125%(A)	1 Day SOFR(1)(A)/ 4.960%	427	4,225	3,798
	4,710	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.960%	—	180,692	180,692
	1,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.960%	(569,534)	(504,329)	65,205
	420	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(52,415)	(52,415)
	805	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.960%	(4,706)	73,758	78,464
	4,960	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	2,264,076	1,908,336	(355,740)
	1,305	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	572,115	502,092	(70,023)
	870	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.960%	9,031	(91,474)	(100,505)
	1,320	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.960%	5,948	(4,998)	(10,946)
					$1,550,238	$(5,759,063)	$(7,309,301)

A90

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	$11,449	$—	$11,449	MSI
CNH	2,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	11,342	—	11,342	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	(31,335)	(56)	(31,279)	HSBC
MYR	2,185	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	11,514	(2)	11,516	MSI
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	1,160	(6)	1,166	GSI
					$4,130	$(64)	$4,194

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(30,303)	$438,631	$—	$438,631
U.S. Treasury Bond(T)	1 Day USOIS -20bps(T)/ 4.630%	JPM	12/09/24	8,315	(92,996)	—	(92,996)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	12/10/24	5,040	(83,016)	—	(83,016)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	12/10/24	5,385	(91,198)	—	(91,198)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	JPM	12/12/24	913	(17,660)	—	(17,660)
					$153,761	$—	$153,761
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A91